UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENTINVESTMENT COMPANIES

Investment Company Act file number: 811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

360 S. Rosemary Avenue, Suite 1420, West Palm Beach, FL 33401

(Address of principal executive offices) (Zip code)

Marc L. Collins

360 S. Rosemary Avenue, Suite 1420, West Palm Beach, FL 33401

(Name and address of agent for service)

Registrant's telephone number, including area code: 561-484-7185

Date of fiscal year end: 09/30

Date of reporting period: 03/31/2022

Item 1.	Reports to Stockholders.

(a)

OPPORTUNISTIC INVESTMENT STRATEGIES

RIVERNORTH®

3.31.2022

Semi-Annual Report

RIVERNORTH CORE OPPORTUNITY FUND

RIVERNORTH/DOUBLELINE STRATEGIC INCOME FUND

RIVERNORTH/OAKTREE HIGH INCOME FUND

RN

RiverNorth Funds	Table of Contents

Opportunistic Closed-End Fund Strategies
Portfolio Update
RiverNorth Core Opportunity Fund	2
RiverNorth/DoubleLine Strategic Income Fund	5
RiverNorth/Oaktree High Income Fund	8
RiverNorth Funds Schedule of Investments and Financial Statements
Disclosure of Fund Expenses	11
Schedule of Investments
RiverNorth Core Opportunity Fund	13
RiverNorth/DoubleLine Strategic Income Fund	17
RiverNorth/Oaktree High Income Fund	72
Statement of Assets and Liabilities
RiverNorth Core Opportunity Fund	89
RiverNorth/DoubleLine Strategic Income Fund	90
RiverNorth/Oaktree High Income Fund	91
Statement of Operations
RiverNorth Core Opportunity Fund	92
RiverNorth/DoubleLine Strategic Income Fund	93
RiverNorth/Oaktree High Income Fund	94
Statements of Changes in Net Assets
RiverNorth Core Opportunity Fund	95
RiverNorth/DoubleLine Strategic Income Fund	97
RiverNorth/Oaktree High Income Fund	99
Financial Highlights
RiverNorth Core Opportunity Fund	102
RiverNorth/DoubleLine Strategic Income Fund	110
RiverNorth/Oaktree High Income Fund	118
Notes to Financial Statements	125
Additional Information	147
Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements	148

RiverNorth Funds	Portfolio Update

March 31, 2022 (Unaudited)

RiverNorth Core Opportunity Fund

The classifications and breakouts of the Fund’s portfolio shown below are made by the Adviser as of March 31, 2021.

Investment Vehicle Allocation(1) (percentages are based on net assets)

Asset Class Allocation(1) (percentages are based on net assets)

2	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Portfolio Update

March 31, 2022 (Unaudited)

Fixed Income Allocation(1)(2) (percentages are based on net assets)

Portfolio detail statistics are estimates made by the adviser and are subject to change.

(1)	Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Equity Risk – equity securities may experience volatility and the value of equity securities may move in opposite directions from each other and from other equity markets generally. Exchange Traded Note Risk – exchange traded notes represent unsecured debt of the issuer and may be influenced by interest rates, credit ratings of the issuer or changes in value of the reference index. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. High yield securities may provide greater income and opportunity for gain, but entail greater risk of loss of principal. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Management Risk – there is no guarantee that the adviser’s investment decisions will produce the desired results. Large Shareholder Purchase and Redemption Risk – The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. LIBOR Risk – The discontinuation of the London Interbank Offered Rate ("LIBOR") may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund's performance or net asset value. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Real Estate Investment Trust ("REIT") Risk – the value of REITs changes with the value of the underlying properties and changes in interest rates and are subject to additional fees. Security Risk – The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio. Short Sale Risk – short positions are speculative, are subject to transaction costs and are riskier than long positions in securities. Special Purpose Acquisition Companies ("SPAC") Risk – The value of SPAC securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. Investments in SPACs may be illiquid and/or be subject to restrictions on resale. To the extent the SPAC is invested in cash or similar securities, this may impact the Fund’s ability to meet its investment objective. Small-Cap Risk – small cap companies are more susceptible to failure, are often thinly traded and have more volatile stock prices. Structured Notes Risk – because of the imbedded derivative feature, structured notes are subject to more risk than investing in a simple note or bond. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values.

Semi-Annual Report | March 31, 2022	3

RiverNorth Funds	Portfolio Update

March 31, 2022 (Unaudited)

(2)	Credit quality allocation reflects a fixed-income portfolio weighted average of the credit breakdown of each closed-end fund as provided by the adviser of said closed-end fund. If a credit breakdown is not provided by the adviser, Bloomberg is used. Investment grade refers to a bond rated BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s. High yield refers to a bond rate lower than investment grade. For more information about securities ratings, please see the Fund’s Statement of Additional information at www.rivernorth.com.

4	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Portfolio Update

March 31, 2022 (Unaudited)

RiverNorth/DoubleLine Strategic Income Fund

The classifications and breakouts of the Fund’s portfolio shown below are made by the Adviser as of March 31, 2021.

Strategy (“Sleeve”) Allocation

Credit Quality Distribution(1)(2) (percentages are based on net assets)

Semi-Annual Report | March 31, 2022	5

RiverNorth Funds	Portfolio Update

March 31, 2022 (Unaudited)

Sector Breakdown(1) (percentages are based on net assets)

The allocation does not add up to 100% as it reflects the estimated leverage utilized by the underlying funds.

Portfolio detail statistics are estimates made by the adviser and are subject to change.

(1)	Asset-Backed Security Risk – the risk that the value of the underlying assets will impair the value of the security. Borrowing Risk – borrowings increase fund expenses and are subject to repayment, possibly at inopportune times. Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Defaulted Securities Risk – defaulted securities carry the risk of uncertainty of repayment. Derivatives Risk – derivatives are subject to counterparty risk. Exchange Traded Note Risk –exchange traded notes represent unsecured debt of the issuer and may be influenced by interest rates, credit ratings of the issuer or changes in value of the reference index. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Large Shareholder Purchase and Redemption Risk – The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. LIBOR Risk – The discontinuation of the London Interbank Offered Rate ("LIBOR") may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund's performance or net asset value. Liquidity Risk – illiquid investments may be difficult or impossible to sell. Management Risk –there is no guarantee that the adviser’s or sub-adviser’s investment decisions will produce the desired results. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Mortgage-Backed Security Risk – mortgage backed securities are subject to credit risk, pre-payment risk and devaluation of the underlying collateral. Portfolio Turnover Risk – increased portfolio turnover results in higher brokerage expenses and may impact the tax status of distributions. Rating Agency Risk – rating agencies may change their ratings or ratings may not accurately reflect a debt issuer’s creditworthiness. REIT Risk – the value of REITs changes with the value of the underlying properties and changes in interest rates and are subject to additional fees. Security Risk – The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio. Special Purpose Acquisition Companies ("SPAC") Risk – The value of SPAC securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. Investments in SPACs may be illiquid and/or be subject to restrictions on resale. To the extent the SPAC is invested in cash or similar securities, this may impact the Fund’s ability to meet its investment objective. Structured Notes Risk – because of the imbedded derivative feature, structured notes are subject to more risk than investing in a simple note or bond. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values. Unrated Security Risk – Unrated securities determined by the sub-adviser to be of comparable quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated securities and be subject to a greater risk of illiquidity or price changes. U.S. Government Securities Risk – There is a risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

6	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Portfolio Update

March 31, 2022 (Unaudited)

(2)	For the sleeve managed by RiverNorth Capital Management, LLC, credit quality allocation reflects a fixed-income portfolio weighted average of the credit breakdown of each closed-end fund as provided by the advisor of said closed-end fund. If a credit breakdown is not provided by the advisor, Bloomberg is used. For the sleeves managed by DoubleLine Capital LP, credit quality allocation is determined from the highest available credit rating from any Nationally Recognized Statistical Rating Organization (Standard & Poor's, Moody’s and Fitch). Investment grade refers to a bond rated BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s. High yield refers to a bond rated lower than investment grade. For more information about securities ratings, please see the Fund’s Statement of Additional Information at www.rivernorth.com.

Semi-Annual Report | March 31, 2022	7

RiverNorth Funds	Portfolio Update

March 31, 2022 (Unaudited)

RiverNorth/Oaktree High Income Fund

The classifications and breakouts of the Fund’s portfolio shown below are made by the Adviser as of March 31, 2021.

Strategy Allocation

Credit Quality Distribution(1)(2) (percentages are based on net assets)

Sector Breakdown(1) (percentages are based on net assets)

8	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Portfolio Update

March 31, 2022 (Unaudited)

(1)	Borrowing Risk – borrowings increase fund expenses and are subject to repayment, possibly at inopportune times. Closed- End Fund Risk – closed-end funds are exchange traded, may trade at a discount to their net asset values and may deploy leverage. Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Credit Derivatives Risk – the use of credit derivatives is highly specialized, involves default, counterparty and liquidity risks and may not perfectly correlate to the underlying asset or liability being hedged. Currency Risk – foreign currencies will rise or decline relative to the U.S. dollar. Distressed and Defaulted Securities Risk – defaulted securities carry the risk of uncertainty of repayment. Equity Risk – equity securities may experience volatility and the value of equity securities may move in opposite directions from each other and from other equity markets generally. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. High yield securities may provide greater income and opportunity for gain, but entail greater risk of loss of principal. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Floating Interest Rate Risk – loans pay interest based on the London Interbank Offered Rate (LIBOR) and a decline in LIBOR could negatively impact the Fund’s return. Investment Style Risk – investment strategies may come in and out of favor with investors and may underperform or outperform at times. Large Shareholder Purchase and Redemption Risk – The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. LIBOR Risk – The discontinuation of LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund's performance or net asset value. Loans Risk – loans may be unrated or rated below investment grade and the pledged collateral may lose value. Secondary trading in loans is not fully-developed and may result in illiquidity. Management Risk – there is no guarantee that the adviser’s or sub-adviser’s investment decisions will produce the desired results. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Preferred Stock Risk – preferred stocks generally pay dividends, but may be less liquid than common stocks, have less priority than debt instruments and may be subject to redemption by the issuer. Security Risk – the value of the Fund may increase or decrease in response to the prospects of the issuers of securities and loans held in the Fund. Special Purpose Acquisition Companies ("SPAC") Risk – The value of SPAC securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. Investments in SPACs may be illiquid and/or be subject to restrictions on resale. To the extent the SPAC is invested in cash or similar securities, this may impact the Fund’s ability to meet its investment objective. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values. Valuation Risk – Loans and fixed-income securities are traded “over the counter” and because there is no centralized information regarding trading, the valuation of loans and fixed-income securities may vary.

Semi-Annual Report | March 31, 2022	9

RiverNorth Funds	Portfolio Update

March 31, 2022 (Unaudited)

(2)	For the sleeve managed by RiverNorth Capital Management, LLC, credit quality allocation reflects a fixed-income portfolio weighted average of the credit breakdown of each closed-end fund as provided by the advisor of said closed-end fund. If a credit breakdown is not provided by the advisor, Bloomberg is used. For the sleeves managed by Oaktree Capital Management, L.P., the sub-adviser uses a proprietary credit scoring matrix to rank potential investments. This process offers a systematic way of reviewing the key quantitative and qualitative variables impacting credit quality for each investment. Investment grade refers to a bond rated BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s. High yield refers to a bond rated lower than investment grade. For more information about securities ratings, please see the Fund’s Statement of Additional Information at www.rivernorth.com.

10	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Disclosure of Fund Expenses

March 31, 2022 (Unaudited)

Expense Example

As a shareholder of the RiverNorth Funds (the "Trust" or "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2021, and held for the six months ended March 31, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your variable account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Semi-Annual Report | March 31, 2022	11

RiverNorth Funds	Disclosure of Fund Expenses

March 31, 2022 (Unaudited)

	Beginning Account Value 10/01/2021	Ending Account Value 03/31/2022	Expense Ratio(a)	Expenses Paid During Period(b)
RiverNorth Core Opportunity Fund
Class I Shares
Actual	$1,000.00	$981.10	1.34%	$6.62
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	1.34%	$6.74

Class R Shares
Actual	$1,000.00	$980.10	1.59%	$7.85
Hypothetical (5% return before expenses)	$1,000.00	$1,017.00	1.59%	$8.00

RiverNorth/DoubleLine Strategic Income Fund
Class I Shares
Actual	$1,000.00	$956.30	0.86%	$4.19
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.86%	$4.33

Class R Shares
Actual	$1,000.00	$955.20	1.11%	$5.41
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	1.11%	$5.59

RiverNorth/Oaktree High Income Fund
Class I Shares
Actual	$1,000.00	$979.20	1.35%	$6.66
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	1.35%	$6.79

Class R Shares
Actual	$1,000.00	$978.00	1.60%	$7.89
Hypothetical (5% return before expenses)	$1,000.00	$1,016.95	1.60%	$8.05

(a)	Annualized, based on the Fund's most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 365. Note this expense example is typically based on a six-month period.

12	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 71.65%
383,467	Aberdeen Emerging Markets Equity Income Fund, Inc.	$2,596,072
22,841	Barings Global Short Duration High Yield Fund	354,035
124,211	BlackRock 2022 Global Income Opportunity Trust	5,242
252,652	Blackrock Capital Allocation Trust	4,183,917
67,436	BlackRock Debt Strategies Fund, Inc.	702,683
213,353	Blackrock ESG Capital Allocation Trust	3,554,461
152,725	BlackRock Innovation & Growth Trust	1,739,538
33,557	Blackrock Science & Technology Trust	1,452,011
270,650	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	2,738,978
103,401	Calamos Long/Short Equity & Dynamic Income Trust	2,106,278
8,386	Cohen & Steers Select Preferred and Income Fund, Inc.	193,549
36,205	Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	795,424
123,500	First Trust Dynamic Europe Equity Income Fund	1,559,805
108,521	First Trust Energy Infrastructure Fund	1,652,775
77,352	First Trust High Income Long/Short Fund	1,041,158
310,655	First Trust New Opportunities MLP & Energy Fund	1,960,233
13,008	Franklin Limited Duration Income Trust	98,601
208,731	GDL Fund	1,795,087
137,854	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	687,891
47,930	NexPoint Diversified Real Esta Trust	758,253
46,103	Nuveen AMT-Free Quality Municipal Income Fund	605,793
66,644	Nuveen Core Plus Impact Fund	1,001,659
89,791	Nuveen Corporate Income 2023 Target Term Fund	847,627
400,984	Nuveen Credit Strategies Income Fund	2,478,081
10,431	Nuveen Mortgage Opportunity Term Fund	190,470
128,716	Nuveen Municipal Value Fund, Inc.	1,233,099
19,254	Nuveen Preferred & Income Term Fund	423,395
107,079	Pershing Square Holdings Ltd.	4,229,621
24,743	PGIM Global High Yield Fund, Inc.	330,814
30,153	PGIM Short Duration High Yield Opportunities Fund	504,460
30,302	PIMCO Dynamic Income Fund	738,460
124,656	PIMCO Dynamic Income Opportunities Fund	2,117,905
100	Source Capital, Inc.	4,200
102,435	Special Opportunities Fund, Inc.	1,537,549
51,316	Sprott Focus Trust, Inc.	465,436
58,466	Sprott Physical Gold and Silver Trust(a)	1,133,071
11,398	Templeton Dragon Fund, Inc.	152,619
14,716	The New America High Income Fund, Inc.	119,347
63,348	Western Asset Diversified Income Fund	1,026,871
12,023	Western Asset Global Corporate Defined Opportunity Fund, Inc.	178,662

TOTAL CLOSED-END FUNDS
(Cost $50,188,172)		49,295,130

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	13

RiverNorth Core Opportunity Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Shares/Description		Value
BUSINESS DEVELOPMENT COMPANIES - 1.30%
203,777	First Eagle Alternative Capital BDC, Inc.	$896,619

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $857,759)		896,619

EXCHANGE TRADED FUNDS - 1.15%
37,953	Invesco FTSE RAFI Emerging Markets Portfolio	790,181

TOTAL EXCHANGE TRADED FUNDS
(Cost $682,207)		790,181

PREFERRED STOCKS - 0.57%
15,162	XAI Octagon Floating Rate Alternative Income Term Trust, Series 2026, 6.500%, 03/31/2026	392,544

TOTAL PREFERRED STOCKS
(Cost $378,878)		392,544

SPECIAL PURPOSE ACQUISITION COMPANIES - 10.37%
13,110	Agba Acquisition, Ltd.(a)	146,308
3,099	Apollo Strategic Growth Capital II(a)	30,680
35,120	Ares Acquisition Corp.(a)	344,527
20,156	Austerlitz Acquisition Corp. I(a)	197,932
70,128	Austerlitz Acquisition Corp. II(a)	685,852
50,000	CC Neuberger Principal Holdings II, Class A(a)	496,000
40,000	CC Neuberger Principal Holdings III(a)	394,400
40,405	Churchill Capital Corp. VI(a)	396,777
40,840	Churchill Capital Corp. VII(a)	399,824
900	Compute Health Acquisition Corp.(a)	8,910
56,000	Conx Corp., Class A(a)	551,600
42,000	Fortress Value Acquisition Corp. IV(a)	411,600
35,400	Gores Holdings VII, Inc.(a)	346,566
65,452	Jaws Mustang Acquisition Corp.(a)	642,084
20,514	Khosla Ventures Acquisition Co. III(a)	200,422
45,256	KKR Acquisition Holdings I Corp.(a)	444,866
21,212	Landcadia Holdings IV, Inc.(a)	208,302
12,447	Lazard Growth Acquisition Corp. I(a)	123,587
22,145	Longview Acquisition Corp. II(a)	216,135
40,010	Solar Senior Capital, Ltd.	566,542
32,700	Tishman Speyer Innovation Corp. II(a)	320,460

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES
(Cost $7,054,937)		7,133,374

See Notes to Financial Statements.

14	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Shares/Description				Value

Shares/Principal Amount/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 7.62%
United States - 7.62%
$848,323	BlackRock Capital Investment Corp.	5.00%	06/15/2022	$856,276
78,041	First Eagle Alternative Capital BDC, Inc.	5.00%	05/25/2026	1,922,930
852,978	New Mountain Finance Corp.	5.75%	08/15/2023	903,624
1,580,000	PennantPark Floating Rate Capital, Ltd.	4.25%	04/01/2026	1,558,289

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $5,177,425)				5,241,119

Shares/Description		Value
Rights - 0.00%(a)(b)
13,110	Agba Acquisition, Ltd., Strike Price 11.50, Expires 12/31/2049	2,499

TOTAL RIGHTS
(Cost $2,960)		2,499

Warrants - 0.06%(a)
13,110	Agba Acquisition, Ltd., Strike Price 11.50, Expires 05/10/2024	2,119
7,024	Ares Acquisition Corp., Strike Price 11.50, Expires 12/31/2027	2,894
5,039	Austerlitz Acquisition Corp. I, Strike Price 11.50, Expires 02/19/2026	2,771
5,032	Austerlitz Acquisition Corp. II, Strike Price 11.50, Expires 12/31/2027	2,818
8,081	Churchill Capital Corp. VI, Strike Price 11.50, Expires 12/31/2027	4,403
8,168	Churchill Capital Corp. VII, Strike Price 11.50, Expires 02/29/2028	4,901
5,250	Fortress Value Acquisition Corp. IV, Strike Price 11.50, Expires 03/18/2028	2,783
4,425	Gores Holdings VII, Inc., Strike Price 11.50, Expires 12/31/2027	3,541
10,113	Jaws Mustang Acquisition Corp., Strike Price 11.50, Expires 01/30/2026	4,956
5,064	KKR Acquisition Holdings I Corp., Strike Price 11.50, Expires 12/31/2027	3,342
5,303	Landcadia Holdings IV, Inc., Strike Price 11.50, Expires 12/31/2028	2,674
4,429	Longview Acquisition Corp. II, Strike Price 11.50, Expires 05/10/2026	1,859
6,540	Tishman Speyer Innovation Corp. II, Strike Price 11.50, Expires 12/31/2027	2,485

TOTAL WARRANTS
(Cost $96,224)		41,546

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	15

RiverNorth Core Opportunity Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Shares/Description		Value
Short-Term Investments - 7.08%
Money Market Fund - 7.08%
4,868,132	State Street Institutional Trust (7 Day Yield 0.16%)	$4,868,132

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,868,132)		4,868,132

TOTAL INVESTMENTS - 99.80%
(Cost $69,306,694)		$68,661,144
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.20%		138,188
NET ASSETS - 100.00%		$68,799,332

(a)	Non-income producing security.
(b)	Less than 0.005%.

See Notes to Financial Statements.

16	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 17.63%
885,482	AllianceBernstein Global High Income Fund, Inc.	$9,899,689
51,139	Allspring Income Opportunities	403,998
229,774	Apollo Tactical Income Fund, Inc.	3,299,555
383,908	Barings Global Short Duration High Yield Fund	5,950,574
193,986	BlackRock Core Bond Trust	2,521,818
228,298	BlackRock Credit Allocation Income Trust	2,867,423
31,331	BlackRock Debt Strategies Fund, Inc.	326,469
671,500	BlackRock Income Trust, Inc.	3,444,795
70,474	BlackRock MuniHoldings Fund, Inc.	1,002,845
220,090	Blackstone Long-Short Credit Income Fund	2,958,010
911,082	Blackstone Strategic Credit Fund	11,889,620
133,802	Blackstone/GSO Senior Floating Rate Term Fund	2,044,495
238,830	BNY Mellon Strategic Municipals, Inc.	1,717,188
1,320,021	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	13,358,612
956,865	Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	21,022,324
264,994	First Trust High Income Long/Short Fund	3,566,819
551,482	First Trust High Yield Opportunities 2027 Term Fund	9,601,302
456,070	Invesco Dynamic Credit Opportunity Fund	5,577,740
36,368	Invesco Municipal Trust	418,596
2,260,043	Invesco Senior Income Trust	9,627,783
96,582	Invesco Trust for Investment Grade Municipals	1,122,283
48,010	Ivy High Income Opportunities Fund	608,287
297,660	Morgan Stanley Emerging Markets Debt Fund, Inc.	2,315,795
1,449,660	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	7,233,803
995,696	Nuveen AMT-Free Quality Municipal Income Fund	13,083,445
800,009	Nuveen Core Plus Impact Fund	12,024,135
4,135,799	Nuveen Credit Strategies Income Fund	25,559,238
281,868	Nuveen Dividend Advantage Municipal Income Fund	4,168,828
21,868	Nuveen Global High Income Fund	311,400
75,716	Nuveen Municipal Credit Opportunities Fund	1,022,166
311,621	Nuveen Preferred Income Opportunities Fund	2,673,708
1,057,363	Nuveen Quality Municipal Income Fund	14,126,370
264,268	Nuveen Senior Income Fund	1,498,400
4,074	Nuveen Short Duration Credit Opportunities Fund	57,973
882,138	PGIM Global High Yield Fund, Inc.	11,794,185
764,300	PGIM High Yield Bond Fund, Inc.	10,967,705
580,398	PGIM Short Duration High Yield Opportunities Fund	9,710,058
195,456	PIMCO Access Income Fund	3,570,981
672,751	PIMCO Dynamic Income Fund	16,394,942
1,175,241	PIMCO Dynamic Income Opportunities Fund	19,967,345
593,520	Templeton Emerging Markets Income Fund	4,065,612
1,554,715	Virtus AllianzGI Convertible & Income Fund	7,820,216
331,750	Virtus AllianzGI Diversified Income & Convertible Fund(a)	8,346,830
912,810	Western Asset Diversified Income Fund	14,796,650

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	17

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Shares/Description		Value
1,812,439	Western Asset Emerging Markets Debt Fund, Inc.	$19,447,470
3,276,405	Western Asset High Income Opportunity Fund, Inc.	14,645,530

TOTAL CLOSED-END FUNDS
(Cost $360,001,328)		338,833,010

COMMON STOCKS - 10.29%
1,147,300	Apollo Strategic Growth Capital(b)	11,415,635
1,042,638	Apollo Strategic Growth Capital II(b)	10,217,852
1,302,644	Ares Acquisition Corp.(b)	12,778,938
252,626	Austerlitz Acquisition Corp. I(b)	2,480,787
1,404,956	Austerlitz Acquisition Corp. II(b)	13,740,470
1,401,903	Barings BDC, Inc.	14,495,677
193,117	Bridgetown Holdings, Ltd.(b)	1,904,134
1,160,000	CC Neuberger Principal Holdings II, Class A(b)	11,507,200
536,759	CC Neuberger Principal Holdings III(b)	5,292,444
467,400	Churchill Capital Corp. V(b)	4,594,542
900,000	Churchill Capital Corp. VI(b)	8,838,000
1,281,454	Churchill Capital Corp. VII(b)	12,545,435
1,167,528	Compute Health Acquisition Corp.(b)	11,418,424
791,243	Conx Corp., Class A(b)	7,793,743
6,676	CW TRAVEL(b)	198,611
350,000	Far Peak Acquisition Corp., Class A(b)	3,479,000
987,815	Fortress Value Acquisition Corp. IV(b)	9,680,587
12,164	Frontera Energy Corp.(b)	140,524
220,000	FTAC Hera Acquisition Corp.(b)	2,153,800
267,297	Gores Holdings VII, Inc.(b)	2,616,838
52,500	Gores Technology Partners II, Inc.(b)	513,450
1,113	Intelsat Jackson Holdings SA, Series A(b)(c)(d)	–
1,113	Intelsat Jackson Holdings SA, Series B(b)(c)(d)	–
10,628	Intelsat New Common(b)	318,840
1,476,684	Jaws Mustang Acquisition Corp.(b)	14,486,270
484,160	KKR Acquisition Holdings I Corp.(b)	4,759,293
500,000	Landcadia Holdings IV, Inc.(b)	4,910,000
607,451	Lazard Growth Acquisition Corp. I(b)	5,953,020
31,580	McDermott International, Ltd.(b)	20,843
155,757	MSD Acquisition Corp.(b)	1,526,434
259,482	Pershing Square Tontine Holdings, Ltd.(b)	5,161,097
275,000	RedBall Acquisition Corp.(b)	2,730,750
625,000	Social Capital Hedosophia Holdings Corp. VI(b)	6,312,500
29,413	Solar Senior Capital, Ltd.	416,488
343,463	SVF Investment Corp.(b)	3,365,937

TOTAL COMMON STOCKS
(Cost $195,254,735)		197,767,563

See Notes to Financial Statements.

18	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Shares/Description		Value
OPEN-END FUNDS - 1.67%
3,496,696	RiverNorth/Oaktree High Income Fund, Class I(e)	$32,080,788

TOTAL OPEN-END FUNDS
(Cost $33,972,583)		32,080,788

PREFERRED STOCKS - 0.00%
8,906	Riverbed Tech Pref A, 1.500%, 11/17/2028(b)	89,060

TOTAL PREFERRED STOCKS
(Cost $188,615)		89,060

Shares/Principal Amount/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 1.23%
United States - 1.23%
$2,036,407	BlackRock Capital Investment Corp.	5.00%	06/15/2022	2,055,498
246,313	First Eagle Alternative Capital BDC, Inc.	5.00%	05/25/2026	6,069,152
1,422,000	Goldman Sachs BDC, Inc.	4.50%	04/01/2022	1,425,555
6,000,000	New Mountain Finance Corp.	5.75%	08/15/2023	6,356,250
32,069	Oxford Square Capital Corp.	6.50%	03/30/2024	808,139
49,593	Oxford Square Capital Corp.	6.25%	04/30/2026	1,257,183
5,770,000	PennantPark Floating Rate Capital, Ltd.	4.25%	04/01/2026	5,690,714

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $23,350,816)				23,662,491

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 3.68%
Argentina - 0.08%
$150,000	AES Argentina Generacion SA(f)	7.75%	02/02/2024	$126,182
600,000	Banco Macro SA(f)(g)	6.75%	11/04/2026	497,220
150,000	Pampa Energia SA(h)	9.13%	04/15/2029	133,807
450,000	Pampa Energia SA(f)	9.13%	04/15/2029	401,423
575,629	Stoneway Capital Corp.(f)(i)	10.00%	03/01/2027	166,213
150,000	Telecom Argentina SA(f)	8.00%	07/18/2026	143,100
				1,467,945
Australia - 0.31%
1,000,000	APT Pipelines, Ltd.(h)	4.25%	07/15/2027	1,027,631
965,000	Australia & New Zealand Banking Group, Ltd.(g)(h)	5Y US TI + 1.70%	11/25/2035	843,357

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	19

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$675,000	Commonwealth Bank of Australia(h)	4.32%	01/10/2048	$674,880
1,015,000	Macquarie Group, Ltd.(g)(h)	1D US SOFR + 1.532%	01/14/2033	902,938
725,000	National Australia Bank, Ltd.(h)	2.99%	05/21/2031	659,084
340,000	NBN Co., Ltd.(h)	1.45%	05/05/2026	315,013
500,000	Sydney Airport Finance Co. Pty, Ltd.(h)	3.38%	04/30/2025	497,606
500,000	Sydney Airport Finance Co. Pty, Ltd.(h)	3.63%	04/28/2026	502,413
535,000	Westpac Banking Corp.(g)	5Y US TI + 1.53%	11/18/2036	476,257
				5,899,179
Brazil - 0.08%

600,000	Banco do Brasil SA(a)(g)	6.25%	Perpetual Maturity	572,010
200,000	Banco do Estado do Rio Grande do Sul SA(g)(h)	5Y US TI + 4.93%	01/28/2031	190,132
950,000	Oi SA(j)	10.00% (4.00%)	07/27/2025	720,680
				1,482,822
British Virgin Islands - 0.03%
550,000	TSMC Global, Ltd.(h)	1.25%	04/23/2026	509,190

Canada - 0.39%
585,000	Bank of Montreal(g)	3.80%	12/15/2032	578,920
110,000	Bell Telephone Co. of Canada or Bell Canada	3.65%	08/15/2052	105,463
355,000	CCL Industries, Inc.(h)	3.05%	06/01/2030	333,814
245,000	CI Financial Corp.	4.10%	06/15/2051	216,914
425,000	Enbridge, Inc.	3.40%	08/01/2051	378,232
850,000	Frontera Energy Corp.(h)	7.88%	06/21/2028	796,535
225,000	Garda World Security Corp.(h)	6.00%	06/01/2029	202,550
600,000	Gran Tierra Energy, Inc.(h)	7.75%	05/23/2027	555,651
400,000	Gran Tierra Energy, Inc.(f)	7.75%	05/23/2027	370,434
160,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.(h)	5.00%	12/31/2026	147,928
1,430,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.(h)	7.00%	12/31/2027	1,211,274
205,000	Mattamy Group Corp.(h)	4.63%	03/01/2030	192,937
160,000	MEG Energy Corp.(h)	7.13%	02/01/2027	167,734
25,000	MEG Energy Corp.(h)	5.88%	02/01/2029	25,391
155,000	Parkland Corp.(h)	4.50%	10/01/2029	143,902
420,000	Superior Plus LP / Superior General Partner, Inc.(h)	4.50%	03/15/2029	395,142
540,000	Telesat Canada / Telesat LLC(h)	5.63%	12/06/2026	412,938
372,000	Tervita Corp.(h)	11.00%	12/01/2025	421,822

See Notes to Financial Statements.

20	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$750,000	TransCanada PipeLines, Ltd.	4.25%	05/15/2028	$780,338
				7,437,919
Cayman Islands - 0.16%
200,000	Banco Mercantil del Norte SA/Grand Cayman(a)(g)(h)	7.50%	Perpetual Maturity	196,484
200,000	Banco Mercantil del Norte SA/Grand Cayman(a)(g)(h)	10Y US TI + 5.034%	Perpetual Maturity	184,800
200,000	Banco Mercantil del Norte SA/Grand Cayman(a)(f)(g)	7.63%	Perpetual Maturity	201,321
300,000	Banco Mercantil del Norte SA/Grand Cayman(a)(g)	10Y US TI + 5.47%	Perpetual Maturity	294,726
166,440	Global Aircraft Leasing Co., Ltd.(h)(j)	6.50% (7.25%)	09/15/2024	151,427
424,000	Gran Tierra Energy International Holdings, Ltd.(f)	6.25%	02/15/2025	393,182
494,217	Interoceanica IV Finance, Ltd.(k)	0.00%	11/30/2025	467,035
200,000	Itau Unibanco Holding SA Island(f)(g)	5Y US TI + 3.88%	04/15/2031	189,826
600,000	Itau Unibanco Holding SA Island(a)(f)(g)	5Y US TI + 4.63%	Perpetual Maturity	549,000
148,102	Lima Metro Line 2 Finance, Ltd.(h)	5.88%	07/05/2034	159,127
243,750	Transocean Poseidon, Ltd.(h)	6.88%	02/01/2027	241,701
				3,028,629
Chile - 0.29%
400,000	AES Andes SA(g)(h)	6.35%	10/07/2079	395,772
500,000	AES Andes SA(g)	7.13%	03/26/2079	502,657
400,000	AES Andes SA(f)(g)	6.35%	10/07/2079	395,772
200,000	CAP SA(h)	3.90%	04/27/2031	181,601
700,000	CAP SA(f)	3.90%	04/27/2031	635,604
900,000	Empresa de Transporte de Pasajeros Metro SA(h)	5.00%	01/25/2047	907,560
316,960	Empresa Electrica Cochrane SpA(f)	5.50%	05/14/2027	305,164
600,000	Geopark, Ltd.(f)	6.50%	09/21/2024	615,969
397,080	GNL Quintero SA(f)	4.63%	07/31/2029	402,059
1,000,000	Guacolda Energia SA(f)	4.56%	04/30/2025	340,000
750,000	Transelec SA(f)	3.88%	01/12/2029	764,333
200,000	VTR Finance NV(f)	6.38%	07/15/2028	194,151
				5,640,642
China - 0.05%

300,000	Agile Group Holdings, Ltd.(a)	7.88%	Perpetual Maturity	60,750
495,000	Agile Group Holdings, Ltd.(a)(g)	7.75%	Perpetual Maturity	99,124
200,000	Agile Group Holdings, Ltd.(a)(g)	6.88%	Perpetual Maturity	39,500
200,000	Central China Real Estate, Ltd.	7.25%	04/24/2023	112,100

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	21

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$700,000	Central China Real Estate, Ltd.	7.25%	07/16/2024	$306,600
400,000	Ronshine China Holdings, Ltd.	7.35%	12/15/2023	68,000
600,000	Ronshine China Holdings, Ltd.	6.75%	08/05/2024	102,300
350,000	Yuzhou Group Holdings Co., Ltd.	8.30%	05/27/2025	49,175
600,000	Yuzhou Group Holdings Co., Ltd.	7.38%	01/13/2026	84,300
				921,849
Colombia - 0.29%
450,000	Banco Davivienda SA(a)(g)(h)	10Y US TI + 5.10%	Perpetual Maturity	415,642
650,000	Banco GNB Sudameris SA(g)(h)	5Y US TI + 6.66%	04/16/2031	606,216
391,000	Banco GNB Sudameris SA(f)(g)	5Y US TI + 4.56%	04/03/2027	378,697
350,000	Credivalores-Crediservicios SAS(h)	8.88%	02/07/2025	153,561
200,000	Credivalores-Crediservicios SAS(f)	9.75%	07/27/2022	166,747
400,000	Credivalores-Crediservicios SAS(f)	8.88%	02/07/2025	175,498
100,000	Ecopetrol SA	4.63%	11/02/2031	90,641
950,000	Ecopetrol SA	5.88%	05/28/2045	834,071
870,000	Ecopetrol SA	5.88%	11/02/2051	741,645
400,000	Empresas Publicas de Medellin ESP(f)	4.25%	07/18/2029	356,860
700,000	Empresas Publicas de Medellin ESP(f)	4.38%	02/15/2031	604,132
150,000	Gilex Holding SARL(h)	8.50%	05/02/2023	148,822
750,000	Gilex Holding SARL	8.50%	05/02/2023	744,113
200,000	Oleoducto Central SA(f)	4.00%	07/14/2027	188,746
				5,605,391
Cyprus - 0.01%
600,000	Interpipe Holdings PLC(h)	8.38%	05/13/2026	180,000

France - 0.07%
930,000	BNP Paribas SA(g)(h)	1D SOFR + 1.51%	01/13/2031	871,598
590,000	BPCE SA(h)	1.00%	01/20/2026	541,738
				1,413,336
Great Britain - 0.25%
765,000	Barclays PLC(g)	3M US L + 1.38%	05/16/2024	768,835
930,000	HSBC Holdings PLC(g)	3M US L + 1.38%	09/12/2026	941,733
930,000	Lloyds Banking Group PLC(g)	3M US L + 1.21%	11/07/2028	909,544
535,000	NatWest Markets PLC(h)	0.80%	08/12/2024	504,062
500,000	Tullow Oil PLC(h)	10.25%	05/15/2026	510,082
450,000	Vedanta Resources Finance II PLC(h)	9.25%	04/23/2026	389,165
200,000	Vedanta Resources Finance II PLC(f)	9.25%	04/23/2026	172,962
680,000	Weir Group PLC(h)	2.20%	05/13/2026	636,025
				4,832,408

See Notes to Financial Statements.

22	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Hong Kong - 0.05%
$200,000	Bangkok Bank PCL(a)(g)	5Y US TI + 4.73%	Perpetual Maturity	$197,530
200,000	Kasikornbank PCL(a)(g)	5Y US TI + 4.94%	Perpetual Maturity	199,004
400,000	RKP Overseas Finance, Ltd.(a)	7.75%	Perpetual Maturity	264,000
600,000	RKP Overseas Finance, Ltd.(a)	7.95%	Perpetual Maturity	396,000
				1,056,534
India - 0.07%
392,000	Adani International Container Terminal Pvt, Ltd.(f)	3.00%	02/16/2031	350,866
200,000	Adani Ports & Special Economic Zone, Ltd.(f)	4.38%	07/03/2029	192,428
500,000	Adani Ports & Special Economic Zone, Ltd.	3.10%	02/02/2031	430,964
400,000	Vedanta Resources, Ltd.	6.13%	08/09/2024	350,500
				1,324,758
Indonesia - 0.04%
500,000	ABM Investama Tbk PT(h)	9.50%	08/05/2026	457,563
300,000	Pertamina Persero PT(f)	4.15%	02/25/2060	265,125
				722,688
Ireland - 0.12%
1,050,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.40%	10/29/2033	943,223
570,000	Aptiv PLC	3.10%	12/01/2051	454,426
720,000	Avolon Holdings Funding, Ltd.(h)	3.25%	02/15/2027	678,361
200,000	C&W Senior Financing DAC(f)	6.88%	09/15/2027	198,852
				2,274,862
Israel - 0.05%
900,000	Israel Electric Corp., Ltd.(h)	5.00%	11/12/2024	935,316

Jamaica - 0.00%(l)
66,295	Digicel Group Holdings, Ltd.(h)(j)	8.00% (8.00%)	04/01/2025	58,287

Japan - 0.08%
770,000	Mitsubishi UFJ Financial Group, Inc.	1.41%	07/17/2025	722,209
880,000	Renesas Electronics Corp.(h)	2.17%	11/25/2026	820,394
				1,542,603
Luxembourg - 0.18%
150,000	Atento Luxco 1 SA(h)	8.00%	02/10/2026	152,256
735,000	Endo Luxembourg Finance Co. I SARL / Endo US, Inc.(h)	6.13%	04/01/2029	671,573
305,000	EverArc Escrow Sarl(h)	5.00%	10/30/2029	279,266

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	23

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$400,000	FS Luxembourg SARL(h)	10.00%	12/15/2025	$420,662
1,100,000	Intelsat Escrow Shares(c)	0.00%	Perpetual Maturity	0
135,000	Intelsat Jackson Holdings SA(h)	6.50%	03/15/2030	135,000
800,000	MC Brazil Downstream Trading SARL(f)	7.25%	06/30/2031	737,124
270,000	Millicom International Cellular SA(f)	6.25%	03/25/2029	286,967
500,000	Movida Europe SA(f)	5.25%	02/08/2031	448,822
400,000	Simpar Europe SA	5.20%	01/26/2031	359,140
				3,490,810
Mexico - 0.19%
700,000	Alpha Holding SA de CV(h)	9.00%	02/10/2025	43,750
200,000	Alpha Holding SA de CV	9.00%	02/10/2025	12,500
800,000	Braskem Idesa SAPI(h)	6.99%	02/20/2032	785,024
500,000	Credito Real SAB de CV SOFOM ER(f)	9.50%	02/07/2026	57,465
800,000	Mexarrend SAPI de CV(h)	10.25%	07/24/2024	527,324
200,000	Mexarrend SAPI de CV(f)	10.25%	07/24/2024	131,831
700,000	Operadora de Servicios Mega SA de CV Sofom ER(h)	8.25%	02/11/2025	536,413
750,000	Petroleos Mexicanos	6.38%	01/23/2045	601,403
500,000	Petroleos Mexicanos	6.75%	09/21/2047	407,360
200,000	TV Azteca SAB de CV(i)	8.25%	08/09/2024	128,252
1,200,000	Unifin Financiera SAB de CV(a)(f)(g)	8.88%	Perpetual Maturity	438,120
				3,669,442
Netherlands - 0.25%
400,000	Equate Petrochemical BV(f)	2.63%	04/28/2028	371,500
650,000	Jababeka International BV(f)	6.50%	10/05/2023	557,375
800,000	Metinvest BV(f)	7.75%	10/17/2029	356,000
200,000	Minejesa Capital BV	4.63%	08/10/2030	190,500
1,200,000	Minejesa Capital BV	5.63%	08/10/2037	1,095,222
500,000	NGD Holdings BV	6.75%	12/31/2026	172,500
480,000	NXP BV / NXP Funding LLC / NXP USA, Inc.(h)	3.88%	06/18/2026	482,178
600,000	Petrobras Global Finance BV	6.90%	03/19/2049	597,105
200,000	Petrobras Global Finance BV	6.75%	06/03/2050	196,771
810,000	Petrobras Global Finance BV	5.50%	06/10/2051	696,211
				4,715,362
Panama - 0.04%
673,342	UEP Penonome II SA(h)	6.50%	10/01/2038	640,897
192,383	UEP Penonome II SA(f)	6.50%	10/01/2038	183,113
				824,010

See Notes to Financial Statements.

24	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Paraguay - 0.03%
$700,000	Frigorifico Concepcion SA(h)	7.70%	07/21/2028	$624,379

Peru - 0.16%
200,000	Banco Internacional del Peru SAA Interbank(g)	1Y US TI + 3.71%	07/08/2030	192,485
300,000	Camposol SA(h)	6.00%	02/03/2027	282,997
400,000	Camposol SA(f)	6.00%	02/03/2027	377,330
479,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru(f)	6.38%	06/01/2028	480,700
300,000	Inkia Energy, Ltd.(f)	5.88%	11/09/2027	290,102
800,000	Peru LNG Srl(f)	5.38%	03/22/2030	709,508
200,000	Petroleos del Peru SA(f)	4.75%	06/19/2032	179,475
573,000	Petroleos del Peru SA(f)	5.63%	06/19/2047	482,409
				2,995,006
Qatar - 0.03%
700,000	Qatar Energy(f)	2.25%	07/12/2031	645,732

Singapore - 0.19%
715,000	BOC Aviation, Ltd.(g)(h)	3M US L + 1.13%	09/26/2023	715,841
200,000	DBS Group Holdings, Ltd.(g)	5Y US TI + 1.82%	03/10/2031	186,966
200,000	DBS Group Holdings, Ltd.(a)(g)	5Y US TI + 1.92%	Perpetual Maturity	194,925
500,000	Medco Laurel Tree Pte, Ltd.(h)	6.95%	11/12/2028	488,916
400,000	Oversea-Chinese Banking Corp., Ltd.(g)(h)	5Y US TI + 1.58%	09/10/2030	377,304
700,000	PSA Treasury Pte, Ltd.	2.25%	04/30/2030	660,831
350,000	Temasek Financial I, Ltd.(h)	1.00%	10/06/2030	300,435
250,000	Temasek Financial I, Ltd.(f)	1.00%	10/06/2030	214,596
400,000	Theta Capital Pte, Ltd.	8.13%	01/22/2025	404,180
200,000	Theta Capital Pte, Ltd.	6.75%	10/31/2026	190,460
				3,734,454
South Korea - 0.07%
200,000	Korea Electric Power Corp.(f)	1.13%	06/15/2025	187,855
400,000	Korea Hydro & Nuclear Power Co., Ltd.(h)	1.25%	04/27/2026	373,170
200,000	KT Corp.	1.38%	01/21/2027	184,178
200,000	KT Corp.(f)	2.50%	07/18/2026	195,004
200,000	LG Chem, Ltd.(h)	2.38%	07/07/2031	180,523
200,000	Shinhan Financial Group Co., Ltd.(a)(g)(h)	5Y US TI + 2.06%	Perpetual Maturity	182,810
				1,303,540
Spain - 0.07%
500,000	AES Andres BV(h)	5.70%	05/04/2028	473,867
250,000	AI Candelaria Spain SA(h)	5.75%	06/15/2033	215,154

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	25

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$800,000	AI Candelaria Spain SA(f)	5.75%	06/15/2033	$688,492
				1,377,513
Trinidad and Tobago - 0.01%
200,000	Telecommunications Services of Trinidad & Tobago, Ltd.(f)	8.88%	10/18/2029	201,031

United Arab Emirates - 0.04%
300,000	Galaxy Pipeline Assets Bidco, Ltd.(h)	2.16%	03/31/2034	276,987
300,000	Galaxy Pipeline Assets Bidco, Ltd.(f)	2.63%	03/31/2036	269,724
300,000	Galaxy Pipeline Assets Bidco, Ltd.(f)	2.94%	09/30/2040	271,708
				818,419
TOTAL FOREIGN CORPORATE BONDS
(Cost $82,283,937)				70,734,056

U.S. CORPORATE BONDS - 7.42%
Advertising - 0.03%
195,000	Clear Channel Outdoor Holdings, Inc.(h)	7.50%	06/01/2029	194,811
275,000	Interpublic Group of Cos., Inc.	5.40%	10/01/2048	328,666
				523,477
Aerospace/Defense - 0.19%
515,000	Boeing Co.	2.95%	02/01/2030	477,853
260,000	Boeing Co.	3.75%	02/01/2050	232,326
620,000	Northrop Grumman Corp.	5.15%	05/01/2040	723,822
530,000	Raytheon Technologies Corp.	3.03%	03/15/2052	465,732
220,000	TransDigm, Inc.(h)	6.25%	03/15/2026	226,131
145,000	TransDigm, Inc.	5.50%	11/15/2027	144,093
1,115,000	Triumph Group, Inc.(h)	6.25%	09/15/2024	1,111,220
280,000	Triumph Group, Inc.	7.75%	08/15/2025	282,372
				3,663,549
Agriculture - 0.06%
905,000	BAT Capital Corp.	3.46%	09/06/2029	853,071
321,693	Pyxus Holdings, Inc.	10.00%	08/24/2024	259,492
				1,112,563
Airlines - 0.13%
1,000,000	American Airlines 2021-1 Class B Pass Through Trust	3.95%	07/11/2030	905,162
660,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd.(h)	5.75%	04/20/2029	658,432
470,000	Southwest Airlines Co.	4.75%	05/04/2023	480,071
197,222	United Airlines 2016-1 Class B Pass Through Trust	3.65%	01/07/2026	185,395

See Notes to Financial Statements.

26	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$355,000	United Airlines, Inc.(h)	4.63%	04/15/2029	$338,040
				2,567,100
Auto Manufacturers - 0.16%
240,000	Ford Motor Co.	3.25%	02/12/2032	214,754
650,000	Ford Motor Credit Co. LLC(g)	3M US L + 1.24%	02/15/2023	645,172
530,000	General Motors Financial Co., Inc.2.40%	10/15/2028	475,404
510,000	General Motors Financial Co., Inc.3.10%	01/12/2032	459,020
850,000	Hyundai Capital America(h)	2.65%	02/10/2025	824,395
65,000	Hyundai Capital America(h)	1.80%	10/15/2025	60,787
355,000	Volkswagen Group of America Finance LLC(h)	4.25%	11/13/2023	361,774
				3,041,306
Auto Parts & Equipment - 0.13%
115,000	American Axle & Manufacturing, Inc.	5.00%	10/01/2029	108,028
1,115,000	Dealer Tire LLC / DT Issuer LLC(h)	8.00%	02/01/2028	1,119,114
225,000	Goodyear Tire & Rubber Co.(h)	5.25%	07/15/2031	208,343
1,179,000	Wheel Pros, Inc.(h)	6.50%	05/15/2029	1,035,374
				2,470,859
Banks - 0.39%
270,000	Bank of America Corp.(g)	1D US SOFR + 1.21%	10/20/2032	245,762
890,000	Bank of America Corp.(g)	5Y US TI + 2.48%	09/21/2036	766,592
965,000	Citigroup, Inc.(g)	3M US L + 1.10%	05/17/2024	970,603
205,000	Citigroup, Inc.(g)	1D US SOFR + 0.694%	01/25/2026	197,502
195,000	Citigroup, Inc.(g)	1D US SOFR + 1.28%	02/24/2028	190,138
430,000	Deutsche Bank AG(g)	1D US SOFR + 1.219%	11/16/2027	394,699
1,005,000	Goldman Sachs Group, Inc.(g)	3M US L + 1.17%	05/15/2026	1,010,923
260,000	Goldman Sachs Group, Inc.(g)	1D US SOFR + 0.82%	09/10/2027	253,583
260,000	JPMorgan Chase & Co.(g)	1D US SOFR + 0.915%	02/24/2026	255,169
325,000	JPMorgan Chase & Co.(g)	1D SOFR + 1.02%	06/01/2029	299,808
530,000	JPMorgan Chase & Co.(g)	1D US SOFR + 2.04%	04/22/2031	491,941
425,000	JPMorgan Chase & Co.(g)	1D US SOFR + 1.25%	04/22/2032	389,954
410,000	JPMorgan Chase & Co.(g)	1D US SOFR + 1.26%	01/25/2033	386,954
145,000	Morgan Stanley(g)	1D US SOFR + 1.29%	01/21/2033	136,145
865,000	Morgan Stanley(g)	1D SOFR + 2.48%	09/16/2036	743,052

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	27

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$180,000	Santander Holdings USA, Inc.(g)	1D US SOFR + 1.249%	01/06/2028	$168,210
345,000	Wells Fargo & Co.(g)	3M US L + 1.17%	06/17/2027	340,783
360,000	Wells Fargo & Co.(g)	1D US SOFR + 1.43%	10/30/2030	342,552
				7,584,370
Beverages - 0.17%
795,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/2048	860,857
250,000	Constellation Brands, Inc.	3.15%	08/01/2029	241,733
255,000	Constellation Brands, Inc.	2.88%	05/01/2030	239,561
490,000	Keurig Dr Pepper, Inc.	3.80%	05/01/2050	467,124
150,000	Primo Water Holdings, Inc.(h)	4.38%	04/30/2029	135,959
1,555,000	Triton Water Holdings, Inc.(h)	6.25%	04/01/2029	1,328,996
				3,274,230
Biotechnology - 0.04%
360,000	Illumina, Inc.	0.55%	03/23/2023	353,319
540,000	Royalty Pharma PLC	3.30%	09/02/2040	461,119
				814,438
Building Materials - 0.06%
780,000	Carrier Global Corp.	3.38%	04/05/2040	711,017
130,000	Griffon Corp.	5.75%	03/01/2028	125,211
415,000	Owens Corning	4.40%	01/30/2048	414,259
				1,250,487
Chemicals - 0.15%
230,000	ASP Unifrax Holdings, Inc.	5.25%	09/30/2028	213,953
455,000	ASP Unifrax Holdings, Inc.	7.50%	09/30/2029	405,510
420,000	CF Industries, Inc.	5.38%	03/15/2044	473,050
140,000	CVR Partners LP / CVR Nitrogen Finance Corp.(h)	6.13%	06/15/2028	140,189
780,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.(h)	9.00%	07/01/2028	790,725
500,000	PMHC II, Inc.(h)	9.00%	02/15/2030	440,645
225,000	Sherwin-Williams Co.	2.90%	03/15/2052	184,945
290,000	WR Grace Holdings LLC(h)	5.63%	08/15/2029	271,904
				2,920,921
Coal - 0.01%
180,000	SunCoke Energy, Inc.(h)	4.88%	06/30/2029	169,920

Commercial Services - 0.10%
90,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(h)	6.63%	07/15/2026	91,188
175,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(h)	9.75%	07/15/2027	181,090

See Notes to Financial Statements.

28	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$300,000	Metis Merger Sub LLC(h)	6.50%	05/15/2029	$282,933
120,000	NESCO Holdings II, Inc.(h)	5.50%	04/15/2029	118,049
410,000	PECF USS Intermediate Holding III Corp.(h)	8.00%	11/15/2029	396,449
335,000	Sabre GLBL, Inc.(h)	7.38%	09/01/2025	350,365
175,000	Triton Container International , Ltd.(h)	1.15%	06/07/2024	166,134
265,000	Triton Container International, Ltd. / TAL International Container Corp.	3.25%	03/15/2032	244,639
170,000	WASH Multifamily Acquisition, Inc.(h)	5.75%	04/15/2026	170,703
				2,001,550
Computers - 0.08%
520,000	Fortinet, Inc.	1.00%	03/15/2026	473,855
485,000	NetApp, Inc.	1.88%	06/22/2025	464,337
700,000	Virtusa Corp.(h)	7.13%	12/15/2028	652,403
				1,590,595
Containers and Packaging - 0.02%
420,000	Packaging Corp. of America	3.40%	12/15/2027	418,540

Cosmetics/Personal Care - 0.01%
125,000	Coty, Inc.(h)	6.50%	04/15/2026	124,475
130,000	Coty, Inc.(h)	5.00%	04/15/2026	126,826
				251,301
Diversified Financial Services - 0.31%
375,000	Air Lease Corp.	1.88%	08/15/2026	345,988
835,000	Air Methods Corp.(h)	8.00%	05/15/2025	723,294
525,000	Aircastle, Ltd.(h)	2.85%	01/26/2028	472,556
735,000	Aviation Capital Group LLC(h)	1.95%	09/20/2026	665,893
960,000	Discover Financial Services	4.10%	02/09/2027	980,396
95,000	Nasdaq, Inc.	3.95%	03/07/2052	92,448
385,000	Nationstar Mortgage Holdings, Inc.(h)	5.75%	11/15/2031	367,862
95,000	Navient Corp.	5.00%	03/15/2027	90,659
245,000	OneMain Finance Corp.	6.63%	01/15/2028	257,059
305,000	PennyMac Financial Services, Inc.(h)	4.25%	02/15/2029	262,305
775,000	Synchrony Financial	3.95%	12/01/2027	768,958
925,000	Western Union Co.	2.75%	03/15/2031	842,835
				5,870,253
Electric - 0.51%
155,000	Calpine Corp.(h)	5.13%	03/15/2028	147,934
35,000	Calpine Corp.(h)	4.63%	02/01/2029	32,263
80,000	Duke Energy Carolinas LLC	2.85%	03/15/2032	77,417
685,000	Duke Energy Corp.	3.95%	08/15/2047	671,437

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	29

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$255,000	Entergy Corp.	2.80%	06/15/2030	$239,372
1,000,000	Exelon Corp.	4.05%	04/15/2030	1,033,637
130,000	Exelon Corp.(h)	4.10%	03/15/2052	132,428
510,000	Georgia Power Co.	2.20%	09/15/2024	500,562
885,000	Georgia Power Co.	3.25%	03/15/2051	770,345
1,100,000	ITC Holdings Corp.	3.25%	06/30/2026	1,097,973
550,000	Mercury Chile Holdco LLC(h)	6.50%	01/24/2027	527,128
275,000	Monongahela Power Co.(h)	5.40%	12/15/2043	316,952
750,000	NextEra Energy Capital Holdings, Inc.	2.25%	06/01/2030	687,505
310,000	NRG Energy, Inc.(h)	2.00%	12/02/2025	291,870
215,000	NRG Energy, Inc.(h)	3.63%	02/15/2031	189,425
640,000	Pacific Gas and Electric Co.	1.37%	03/10/2023	629,053
560,000	Pacific Gas and Electric Co.	2.50%	02/01/2031	483,833
450,000	Pike Corp.(h)	5.50%	09/01/2028	424,904
365,000	Southern Co.(g)	5Y US TI + 2.915%	09/15/2051	337,461
235,000	Southwestern Electric Power Co.	3.25%	11/01/2051	202,882
1,000,000	Virginia Electric and Power Co.	3.50%	03/15/2027	1,017,788
				9,812,169
Electrical Components & Equipment - 0.01%
175,000	Energizer Holdings, Inc.(h)	4.75%	06/15/2028	159,290

Electronics - 0.03%
435,000	Arrow Electronics, Inc.	3.88%	01/12/2028	437,239
185,000	Vontier Corp.	2.40%	04/01/2028	163,062
				600,301
Engineering & Construction - 0.01%
265,000	Artera Services LLC(h)	9.03%	12/04/2025	265,106

Entertainment - 0.15%
700,000	Boyne USA, Inc.(h)	4.75%	05/15/2029	672,907
265,000	Cedar Fair LP	5.25%	07/15/2029	261,450
135,000	Lions Gate Capital Holdings LLC(h)	5.50%	04/15/2029	130,279
235,000	Live Nation Entertainment, Inc.(h)	4.75%	10/15/2027	229,541
365,000	Magallanes, Inc.(h)	3.76%	03/15/2027	364,944
130,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.(h)	4.88%	05/01/2029	120,106
660,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.(h)	5.63%	09/01/2029	568,577
570,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.(h)	5.88%	09/01/2031	487,678

See Notes to Financial Statements.

30	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$135,000	Scientific Games International, Inc.(h)	7.25%	11/15/2029	$141,702
				2,977,184
Environmental Control - 0.02%
180,000	Madison IAQ LLC(h)	4.13%	06/30/2028	166,122
145,000	Madison IAQ LLC(h)	5.88%	06/30/2029	130,338
				296,460
FIRE: Insurance - 0.01%
120,000	NFP Corp.(h)	6.88%	08/15/2028	114,752

Food - 0.13%
160,000	Performance Food Group, Inc.(h)	5.50%	10/15/2027	159,426
140,000	Performance Food Group, Inc.(h)	4.25%	08/01/2029	127,750
180,000	Post Holdings, Inc.(h)	4.63%	04/15/2030	162,378
774,000	Smithfield Foods, Inc.(h)	4.25%	02/01/2027	783,691
810,000	Sysco Corp.	3.30%	02/15/2050	710,057
270,000	United Natural Foods, Inc.(h)	6.75%	10/15/2028	277,069
295,000	US Foods, Inc.(h)	4.63%	06/01/2030	273,453
				2,493,824
Food Service - 0.03%
585,000	TKC Holdings, Inc.(h)	10.50%	05/15/2029	597,668

Healthcare-Products - 0.07%
300,000	Mozart Debt Merger Sub, Inc.(h)	5.25%	10/01/2029	279,285

120,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA(h)	7.25%	02/01/2028	123,753
930,000	Thermo Fisher Scientific, Inc.	1.22%	10/18/2024	895,102
				1,298,140
Healthcare-Services - 0.24%
355,000	Anthem, Inc.	2.38%	01/15/2025	350,362
85,000	Centene Corp.	3.00%	10/15/2030	78,201
775,000	Centene Corp.	2.50%	03/01/2031	685,232
155,000	CHS/Community Health Systems, Inc.(h)	6.00%	01/15/2029	156,891
705,000	CHS/Community Health Systems, Inc.(h)	6.88%	04/15/2029	693,635
435,000	HCA, Inc.	4.13%	06/15/2029	444,003
320,000	Health Care Service Corp. A Mutual Legal Reserve Co.(h)	3.20%	06/01/2050	281,113
85,000	Legacy LifePoint Health LLC(h)	6.75%	04/15/2025	87,984
205,000	Legacy LifePoint Health LLC(h)	4.38%	02/15/2027	198,481
75,000	ModivCare Escrow Issuer, Inc.(h)	5.00%	10/01/2029	70,058
975,000	Radiology Partners, Inc.(h)	9.25%	02/01/2028	976,935
305,000	RP Escrow Issuer LLC(h)	5.25%	12/15/2025	298,363
155,000	Select Medical Corp.(h)	6.25%	08/15/2026	160,637

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	31

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$190,000	Tenet Healthcare Corp.(h)	6.13%	10/01/2028	$193,298
				4,675,193
Hotel, Gaming, & Leisure - 0.01%
265,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc.(h)	6.63%	03/01/2030	261,555
Housewares - 0.05%
1,060,000	SWF Escrow Issuer Corp.(h)	6.50%	10/01/2029	918,204

Insurance - 0.20%
90,000	Acrisure LLC / Acrisure Finance, Inc.(h)	4.25%	02/15/2029	81,873
130,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(h)	6.75%	10/15/2027	128,661
230,000	AmWINS Group, Inc.(h)	4.88%	06/30/2029	221,099
890,000	Athene Global Funding(g)(h)	1D US SOFR + 0.56%	08/19/2024	875,810
330,000	Berkshire Hathaway Finance Corp.	2.85%	10/15/2050	287,068
180,000	Berkshire Hathaway Finance Corp.	3.85%	03/15/2052	184,293
150,000	Brighthouse Financial Global Funding(h)	1.00%	04/12/2024	143,767
260,000	Brighthouse Financial Global Funding(h)	2.00%	06/28/2028	231,845
160,000	GTCR AP Finance, Inc.(h)	8.00%	05/15/2027	162,054

435,000	Massachusetts Mutual Life Insurance Co.(h)	3.20%	12/01/2061	357,481
420,000	Prudential Financial, Inc.	3.91%	12/07/2047	420,407
720,000	Willis North America, Inc.	4.50%	09/15/2028	741,261
				3,835,619
Internet - 0.15%
1,490,000	Endurance International Group Holdings, Inc.(h)	6.00%	02/15/2029	1,288,217
235,000	Expedia Group, Inc.	5.00%	02/15/2026	246,299
445,000	Expedia Group, Inc.	3.80%	02/15/2028	443,495
215,000	Expedia Group, Inc.	2.95%	03/15/2031	199,412
500,000	Uber Technologies, Inc.(h)	6.25%	01/15/2028	517,623
135,000	Uber Technologies, Inc.(h)	4.50%	08/15/2029	126,816
				2,821,862
Investment Companies - 0.72%
530,000	Ares Capital Corp.	2.15%	07/15/2026	479,711
175,000	Ares Capital Corp.	2.88%	06/15/2028	155,243
240,000	Blackstone Private Credit Fund(h)	2.63%	12/15/2026	216,370

See Notes to Financial Statements.

32	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$375,000	Blackstone Secured Lending Fund(h)	2.85%	09/30/2028	$325,775
5,000,000	Business Development Corp. of America(h)	5.38%	05/30/2023	5,059,817
5,000,000	FS KKR Capital Corp.	4.75%	05/15/2022	5,003,280
180,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	5.25%	05/15/2027	176,958
535,000	Owl Rock Capital Corp.	2.63%	01/15/2027	480,337
2,000,000	OWL Rock Core Income Corp.(h)	4.70%	02/08/2027	1,926,020
				13,823,511
Leisure Time - 0.08%
135,000	Carnival Corp.(h)	7.63%	03/01/2026	136,039
685,000	Carnival Corp.(h)	5.75%	03/01/2027	654,175
225,217	CWT Travel Group, Inc.(h)	8.50%	11/19/2026	222,965
140,000	NCL Corp., Ltd.(h)	5.88%	02/15/2027	138,079
340,000	Viking Cruises, Ltd.(h)	5.88%	09/15/2027	310,559
				1,461,817
Lodging - 0.05%
495,000	Marriott International, Inc.	3.13%	06/15/2026	489,827
450,000	Marriott International, Inc.	2.75%	10/15/2033	398,011
				887,838
Machinery-Diversified - 0.03%
545,000	Flowserve Corp.	2.80%	01/15/2032	482,949

Media - 0.26%
140,000	CCO Holdings LLC / CCO Holdings Capital Corp.(h)	4.75%	02/01/2032	130,581
135,000	CCO Holdings LLC / CCO Holdings Capital Corp.(h)	4.25%	01/15/2034	117,450
970,000	Cengage Learning, Inc.(h)	9.50%	06/15/2024	969,122
475,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/2025	493,039
455,000	Charter Communications Operating LLC / Charter Communications Operating Capital	3.50%	03/01/2042	377,458
335,000	Comcast Corp.	3.95%	10/15/2025	346,251
485,000	Comcast Corp.	3.40%	04/01/2030	491,971
70,000	Diamond Sports Group LLC / Diamond Sports Finance Co.(h)	5.38%	08/15/2026	27,212
120,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(h)	5.88%	08/15/2027	118,209
655,000	DISH DBS Corp.(h)	5.75%	12/01/2028	621,022
130,000	DISH DBS Corp.	5.13%	06/01/2029	110,877

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	33

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$130,000	GCI LLC(h)	4.75%	10/15/2028	$127,161
740,000	McGraw-Hill Education, Inc.(h)	5.75%	08/01/2028	707,340
85,000	News Corp.(h)	5.13%	02/15/2032	85,567
190,000	Scripps Escrow, Inc.(h)	5.88%	07/15/2027	190,418
130,000	Univision Communications, Inc.(h)	4.50%	05/01/2029	123,916
				5,037,594
Mining - 0.07%
220,000	Arconic Corp.(h)	6.13%	02/15/2028	221,144
415,000	Freeport-McMoRan, Inc.	5.45%	03/15/2043	465,547
475,000	Glencore Funding LLC(h)	1.63%	04/27/2026	439,310
340,000	Glencore Funding LLC(h)	3.38%	09/23/2051	286,969
				1,412,970
Oil & Gas - 0.47%
340,000	BP Capital Markets America, Inc.	2.94%	06/04/2051	291,615
450,000	BP Capital Markets America, Inc.	3.00%	03/17/2052	389,732
830,000	Brooklyn Union Gas Co.(h)	4.49%	03/04/2049	838,932
165,000	Chesapeake Energy Corp.(h)	5.88%	02/01/2029	170,603
170,000	CNX Resources Corp.(h)	6.00%	01/15/2029	171,922
370,000	Continental Resources, Inc.(h)	2.27%	11/15/2026	345,950
95,000	East Ohio Gas Co.(h)	3.00%	06/15/2050	82,446
450,000	Exxon Mobil Corp.	4.23%	03/19/2040	485,646
260,000	Halliburton Co.	2.92%	03/01/2030	251,656
220,000	Halliburton Co.	5.00%	11/15/2045	239,429
140,000	Hilcorp Energy I LP / Hilcorp Finance Co.(h)	6.25%	11/01/2028	140,937
80,000	Hilcorp Energy I LP / Hilcorp Finance Co.(h)	5.75%	02/01/2029	80,208
500,000	Kosmos Energy, Ltd.(f)	7.13%	04/04/2026	489,505
365,000	Marathon Petroleum Corp.	5.13%	12/15/2026	388,969
750,000	NiSource, Inc.	3.60%	05/01/2030	744,928
115,000	Occidental Petroleum Corp.	6.63%	09/01/2030	132,106
130,000	Occidental Petroleum Corp.	6.13%	01/01/2031	146,452
95,000	Occidental Petroleum Corp.	6.45%	09/15/2036	111,777
420,000	Patterson-UTI Energy, Inc.	3.95%	02/01/2028	393,236
760,000	PBF Holding Co. LLC / PBF Finance Corp.(h)	9.25%	05/15/2025	783,834
335,000	Pioneer Natural Resources Co.	1.90%	08/15/2030	297,356
700,000	SierraCol Energy Andina LLC(h)	6.00%	06/15/2028	636,664
300,000	SierraCol Energy Andina LLC(f)	6.00%	06/15/2028	272,856
140,000	Southwestern Energy Co.	5.38%	02/01/2029	141,942
160,000	Southwestern Energy Co.	4.75%	02/01/2032	160,023
110,000	Sunoco LP / Sunoco Finance Corp.	6.00%	04/15/2027	112,259
215,000	Sunoco LP / Sunoco Finance Corp.	4.50%	05/15/2029	203,111
61,000	Transocean, Inc.(h)	11.50%	01/30/2027	63,077

See Notes to Financial Statements.

34	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$220,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	09/01/2027	$221,185
165,000	Valero Energy Corp.	4.00%	06/01/2052	155,510
				8,943,866
Oil & Gas Services - 0.01%
150,000	Weatherford International, Ltd.(h)	6.50%	09/15/2028	155,250

Packaging & Containers - 0.06%
325,000	Berry Global, Inc.	1.65%	01/15/2027	296,563
771,000	WRKCo, Inc.	3.75%	03/15/2025	779,681
				1,076,244
Pharmaceuticals - 0.17%
785,000	AbbVie, Inc.	4.70%	05/14/2045	855,603
100,000	Bausch Health Cos., Inc.(h)	6.13%	02/01/2027	100,755
130,000	Bausch Health Cos., Inc.(h)	6.25%	02/15/2029	106,809
480,000	Bristol-Myers Squibb Co.	4.35%	11/15/2047	528,587
545,000	Cigna Corp.	4.90%	12/15/2048	613,340
415,000	CVS Health Corp.	5.05%	03/25/2048	471,217
200,000	Owens & Minor, Inc.(h)	6.63%	04/01/2030	206,088
315,000	Viatris, Inc.	1.65%	06/22/2025	293,478
				3,175,877
Pipelines - 0.38%
73,000	Antero Midstream Partners LP / Antero Midstream Finance Corp.(h)	5.75%	03/01/2027	74,461
475,000	Energy Transfer LP	4.75%	01/15/2026	494,055
1,000,000	Energy Transfer LP	3.90%	07/15/2026	1,006,766
290,000	Energy Transfer LP	4.40%	03/15/2027	295,375
490,000	Energy Transfer LP	5.00%	05/15/2044	481,305
220,000	EQM Midstream Partners LP(h)	4.75%	01/15/2031	206,032
320,000	Hess Midstream Operations LP(h)	5.13%	06/15/2028	320,416
275,000	Hess Midstream Operations LP(h)	4.25%	02/15/2030	259,957
638,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	800,088
1,925,000	NGL Energy Operating LLC / NGL Energy Finance Corp.(h)	7.50%	02/01/2026	1,896,019
205,000	NGPL PipeCo LLC(h)	3.25%	07/15/2031	191,700
270,000	NuStar Logistics LP	6.38%	10/01/2030	273,942
255,000	ONEOK, Inc.	3.40%	09/01/2029	245,501
420,000	Sabine Pass Liquefaction LLC	5.00%	03/15/2027	444,648
270,000	Williams Cos., Inc.	3.50%	10/15/2051	237,285
				7,227,550
Real Estate - 0.02%
110,000	Realogy Group LLC / Realogy Co.-Issuer Corp.(h)	5.75%	01/15/2029	103,889

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	35

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$285,000	Realogy Group LLC / Realogy Co.-Issuer Corp.(h)	5.25%	04/15/2030	$262,556
				366,445
REITS - 0.38%
165,000	Agree LP	2.60%	06/15/2033	145,673
325,000	Alexandria Real Estate Equities, Inc.	3.00%	05/18/2051	274,469
660,000	American Tower Corp.	3.60%	01/15/2028	654,890
360,000	Boston Properties LP	3.40%	06/21/2029	357,285
380,000	Corporate Office Properties LP	2.90%	12/01/2033	335,953
800,000	Crown Castle International Corp.	3.70%	06/15/2026	806,154
515,000	Crown Castle International Corp.	3.65%	09/01/2027	512,139
680,000	Crown Castle International Corp.	3.30%	07/01/2030	651,260
435,000	Equinix, Inc.	1.80%	07/15/2027	396,232
1,000,000	Equinix, Inc.	2.15%	07/15/2030	876,484
545,000	Host Hotels & Resorts LP	2.90%	12/15/2031	487,715
350,000	Invitation Homes Operating Partnership LP	2.70%	01/15/2034	306,821
250,000	Iron Mountain, Inc.(h)	4.50%	02/15/2031	231,200
80,000	Office Properties Income Trust	2.65%	06/15/2026	73,264
435,000	Office Properties Income Trust	2.40%	02/01/2027	387,590
140,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(h)	4.88%	05/15/2029	131,527
90,000	Sabra Health Care LP	3.20%	12/01/2031	80,468
485,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC(h)	6.50%	02/15/2029	452,825
210,000	Vornado Realty LP	2.15%	06/01/2026	196,568
				7,358,517
Retail - 0.28%
445,000	AutoNation, Inc.	3.85%	03/01/2032	431,405
730,000	Dick's Sporting Goods, Inc.	3.15%	01/15/2032	670,096
215,000	Dick's Sporting Goods, Inc.	4.10%	01/15/2052	184,034
765,000	Dollar Tree, Inc.	4.00%	05/15/2025	783,400
90,000	Dollar Tree, Inc.	3.38%	12/01/2051	77,615
120,000	Ferrellgas LP / Ferrellgas Finance Corp.(h)	5.38%	04/01/2026	113,506
240,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(h)	6.75%	01/15/2030	221,096
450,000	McDonald's Corp.	4.45%	03/01/2047	484,727
150,000	Michaels Cos., Inc.(h)	5.25%	05/01/2028	137,907
190,000	Park River Holdings, Inc.(h)	5.63%	02/01/2029	153,837
945,000	PetSmart, Inc. / PetSmart Finance Corp.(h)	7.75%	02/15/2029	976,865
290,000	Sonic Automotive, Inc.(h)	4.63%	11/15/2029	261,364

See Notes to Financial Statements.

36	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$190,000	SRS Distribution, Inc.(h)	4.63%	07/01/2028	$181,873
115,000	Staples, Inc.(h)	7.50%	04/15/2026	111,803
340,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.(h)	5.00%	06/01/2031	319,209
365,000	Victoria's Secret & Co.(h)	4.63%	07/15/2029	329,184
				5,437,921
Semiconductors - 0.08%
664,000	Broadcom, Inc.(h)	3.42%	04/15/2033	620,945
895,000	Marvell Technology, Inc.	4.20%	06/22/2023	909,965
				1,530,910
Software - 0.21%
1,550,000	Castle US Holding Corp.(h)	9.50%	02/15/2028	1,541,870
285,000	Clarivate Science Holdings Corp. (h)	4.88%	07/01/2029	268,728
1,055,000	Minerva Merger Sub, Inc.(h)	6.50%	02/15/2030	1,024,806
735,000	Oracle Corp.	3.85%	04/01/2060	605,265
485,000	VMware, Inc.	2.20%	08/15/2031	427,768
195,000	Workday, Inc.	3.70%	04/01/2029	195,611
				4,064,048
Telecommunications - 0.37%
500,000	AT&T, Inc.	4.30%	02/15/2030	528,860
205,000	AT&T, Inc.	2.75%	06/01/2031	192,499
1,245,000	AT&T, Inc.	3.50%	09/15/2053	1,097,174
215,000	AT&T, Inc.	3.55%	09/15/2055	190,359
185,000	Avaya, Inc.(h)	6.13%	09/15/2028	182,657
175,000	CommScope, Inc.(h)	4.75%	09/01/2029	161,416
1,675,000	Embarq Corp Eq	8.00%	06/01/2036	1,616,643
45,000	Frontier Communications Holdings LLC(h)	5.88%	10/15/2027	44,754
85,000	Frontier Communications Holdings LLC(h)	5.00%	05/01/2028	81,704
270,000	Frontier Communications Holdings LLC(h)	6.75%	05/01/2029	259,573
150,000	Frontier Communications Holdings LLC(h)	6.00%	01/15/2030	138,950
160,000	Lumen Technologies, Inc.(h)	5.13%	12/15/2026	152,685
365,000	T-Mobile USA, Inc.	2.25%	02/15/2026	344,341
125,000	T-Mobile USA, Inc.	3.38%	04/15/2029	119,062
25,000	T-Mobile USA, Inc.(h)	3.38%	04/15/2029	23,812
1,000,000	T-Mobile USA, Inc.	3.88%	04/15/2030	1,005,262
445,000	T-Mobile USA, Inc.(h)	3.40%	10/15/2052	380,061
500,000	Verizon Communications, Inc.	3.15%	03/22/2030	492,377
45,000	Verizon Communications, Inc.	2.65%	11/20/2040	38,396
145,000	Verizon Communications, Inc.	3.88%	03/01/2052	146,139
				7,196,724

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	37

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Transportation - 0.10%
$950,000	CSX Corp.	3.80%	11/01/2046	$949,366
355,000	FedEx Corp.	4.75%	11/15/2045	379,787
500,000	Union Pacific Corp.	3.70%	03/01/2029	514,926
				1,844,079
Trucking & Leasing - 0.02%
425,000	Penske Truck Leasing Co. LP / PTL Finance Corp.(h)	4.20%	04/01/2027	436,261

TOTAL U.S. CORPORATE BONDS
(Cost $150,514,323)				142,573,157

CONVERTIBLE CORPORATE BONDS - 0.00%(l)
92,317	Digicel Group Holdings, Ltd.(a)(h)(j)	5.09% (7.00%)	12/31/2049	74,059

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $16,810)				74,059

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.78%
400,000	Brazilian Government International Bond	3.75%	09/12/2031	361,600
400,000	Brazilian Government International Bond	5.63%	02/21/2047	379,456
1,150,000	Brazilian Government International Bond	4.75%	01/14/2050	966,564
200,000	Chile Government International Bond	2.55%	01/27/2032	188,424
300,000	Chile Government International Bond	3.50%	01/25/2050	275,382
500,000	Chile Government International Bond	3.10%	01/22/2061	413,025
600,000	Colombia Government International Bond	3.25%	04/22/2032	502,422
200,000	Colombia Government International Bond	4.13%	02/22/2042	156,752
1,100,000	Colombia Government International Bond	5.00%	06/15/2045	929,896
300,000	Colombia Government International Bond	5.20%	05/15/2049	256,806
600,000	Colombia Government International Bond	4.13%	05/15/2051	454,152
500,000	Dominican Republic International Bond(h)	6.00%	02/22/2033	489,880

See Notes to Financial Statements.

38	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$600,000	Dominican Republic International Bond(h)	6.40%	06/05/2049	$563,256
200,000	Indonesia Government International Bond	2.15%	07/28/2031	185,000
500,000	Indonesia Government International Bond	3.70%	10/30/2049	483,095
400,000	Instituto Costarricense de Electricidad(f)	6.38%	05/15/2043	333,170
200,000	Korea Development Bank	1.63%	01/19/2031	177,545
250,000	Korea Development Bank	2.00%	10/25/2031	225,491
200,000	Korea International Bond	2.75%	01/19/2027	199,582
1,360,000	Mexico Government International Bond	3.75%	01/11/2028	1,386,078
500,000	Mexico Government International Bond	2.66%	05/24/2031	456,600
750,000	Mexico Government International Bond	4.28%	08/14/2041	701,002
500,000	Mexico Government International Bond	4.40%	02/12/2052	460,298
600,000	Panama Government International Bond	2.25%	09/29/2032	531,486
500,000	Panama Government International Bond	3.87%	07/23/2060	439,255
200,000	Perusahaan Penerbit SBSN Indonesia III(f)	3.80%	06/23/2050	195,750
350,000	Philippine Government International Bond	1.65%	06/10/2031	312,077
550,000	Philippine Government International Bond	3.70%	03/01/2041	535,343
200,000	Philippine Government International Bond	3.70%	02/02/2042	193,621
200,000	Republic of South Africa Government International Bond	4.30%	10/12/2028	193,798
900,000	Republic of South Africa Government International Bond	5.65%	09/27/2047	788,081
300,000	Saudi Government International Bond(f)	2.25%	02/02/2033	276,675
565,000	U.S Treasury Bill		06/30/2022	564,285

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	39

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$800,000	Ukraine Government International Bond(f)	7.25%	03/15/2033	$351,800

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $16,616,084)				14,927,647

BANK LOANS - 2.19%(g)
Canada - 0.03%
530,000	Air Canada, First Lien - B Term Loan	6M US L + 3.50%, 0.75% Floor	08/11/2028	525,583

Cayman Islands - 0.05%
1,027,238	Grab Holdings, Inc., First Lien - Initial Term Loan	3M US L + 4.50%, 1.00% Floor	01/29/2026	1,006,693

India - 0.02%
440,000	Ola Singapore/OLA Netherlands 12/21 TL, First Lien - Initial Term Loan	3M US L + 6.25%	12/03/2026	427,350

Ireland - 0.04%
676,600	ION Trading Finance, Ltd., First Lien - Initial Dollar (2021) Term Loan	1M US L + 4.75%	04/01/2028	672,591

Luxembourg - 0.17%
705,000	Curium BidCo SARL, Second Lien Term Loan	3M US L + 7.75%	10/27/2028	698,831
2,222,156	Travelport Finance Luxembourg SARL 1L, 2021, First Lien - Initial (Priority) Term Loan	3M US L + 8.75%, 1.00% Floor	02/28/2025	2,310,120
337,953	Travelport Finance S.a r.l., First Lien - 2021 Consented Term Loan	3M US L + 6.75%	05/29/2026	301,200
				3,310,151
Netherlands - 0.04%
1,235,569	Bright Bidco B.V., First Lien - 2018 Refinancing B Term Loan	6M US L + 3.50%, 1.00% Floor	06/30/2024	748,100
5,736	Lealand Finance Company B.V., First Lien - Make-Whole Term Loan	3M US L + 3.00%	06/28/2024	3,585

See Notes to Financial Statements.

40	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$73,801	Lealand Finance Company B.V., First Lien - Take-Back Term Loan	1M US L + 4.00%	06/30/2025	$37,316
				789,001
United Arab Emirates - 0.04%
790,055	Gulf Finance, LLC TL 1L	1M US L + 6.75%	08/25/2026	725,298

United States - 1.80%
324,188	Aegion Corp., First Lien - Initial Term Loan	3M US L + 4.75%, 0.75% Floor	05/17/2028	322,972
1,247,609	Air Methods Corp., First Lien - Initial Term Loan	3M US L + 3.50%, 1.00% Floor	04/22/2024	1,198,746
920,000	American Tire Distributors, Inc., First Lien - Initial Term Loan	3M US L + 6.25%	10/08/2028	914,250
1,975,000	Applied Systems, Inc., Second Lien - 2021 Term Loan	3M US L + 5.50%, 0.75% Floor	09/19/2025	1,969,450
1,720,000	Astra Acquisition Corp., First Lien - Initial Term Loan	1M US L + 5.25%	10/22/2028	1,673,775
1,990,000	Astra Acquisition Corp., Second Lien - Initial Term Loan	1M US L + 8.875%	10/22/2029	1,960,150
295,000	Asurion LLC, Second Lien - New B-3 Term Loan	1M US L + 5.25%	01/31/2028	289,690
1,542,250	Atlas Purchaser, Inc., First Lien - Initial Term Loan	3M US L + 3.00%, 0.75% Floor	05/18/2028	1,501,766
1,565,000	Aveanna Healthcare LLC, Second Lien - Initial Term Loan	3M US L + 4.25%, 0.50% Floor	12/10/2029	1,498,487
200,000	Blackhawk Network Holdings, Inc., Second Lien	1M US L + 7.00%	06/15/2026	198,167
733,163	Cengage Learning, Inc., First Lien - B Term Loan	3M US L + 5.00%	06/29/2026	728,217
241,122	ClubCorp Holdings, Inc., First Lien - B Term Loan	3M US L + 2.75%	09/18/2024	229,639
2,350,000	Constant Contact, Inc., Second Lien - Initial Term Loan	3M US L + 7.50%, 0.75% Floor	02/12/2029	2,314,750
760,531	Cvent, Inc., First Lien Term Loan	1M US L + 3.75%	11/29/2024	754,196
905,000	DCert Buyer, Inc., Second Lien - First Amendment Refinancing Term Loan	1M US L + 7.00%	02/19/2029	896,891
760,000	DG Investment Intermediate Holdings 2, Inc., Second Lien - Initial Term Loan	1M US L + 6.75%, 0.75% Floor	03/30/2029	761,900
376,548	DIRECTV Financing LLC, First Lien - Closing Date Term Loan	1M US L + 5.00%, 0.75% Floor	08/02/2027	376,622
1,713,693	Envision Healthcare Corp., First Lien - Initial Term Loan	1M US L + 3.75%	10/10/2025	1,145,321

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	41

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$1,586,636	Envision Healthcare Corp., First Lien - Series 2020 New Term Loan	1M US L + 3.75%, 1.00% Floor	10/10/2025	$1,052,463
1,361,250	Gainwell Acquisition Corp., First Lien - B Term Loan	3M US L + 4.00%, 0.75% Floor	10/01/2027	1,361,250
398,000	Gogo Intermediate Holdings LLC, First Lien - Initial Term Loan	3M US L + 3.75%, 0.75% Floor	04/30/2028	395,638
735,000	Intelsat Jackson Holdings S.A.TLB 1L	4M US L + 4.25%	01/26/2029	724,262
400,000	Kenan Advantage Group, Inc, Second Lien - Initial Term Loan	3M US L + 7.25%, 0.75% Floor	08/18/2027	388,000
435,000	LSF9 ATLANTIS HOLDINGS, LLC, First Lien - B Term Loan		03/29/2029	428,747
1,121,178	Minotaur Acquisition, Inc., First Lien - B Term Loan	1M US L + 4.75%	03/27/2026	1,112,915
486,250	Misys, Ltd., First Lien -Dollar Term Loan	3M US L + 3.50%, 1.00% Floor	06/13/2024	480,836
705,000	Misys, Ltd., Second Lien -Dollar Term Loan	3M US L + 7.25%, 1.00% Floor	06/13/2025	695,416
1,008,172	Riverbed Technology, Inc., First Lien - Initial Term Loan	3M US L + 8.00%	12/06/2026	873,329
620,000	Sweetwater Borrower, LLC, First Lien - Initial Term Loan	1M US L + 4.75%	08/03/2028	613,800
972,038	Team Health Holdings, Inc., First Lien - Initial Term Loan	1M US L + 2.75%, 1.00% Floor	02/06/2024	927,427
595,000	Think & Learn Private, Ltd., First Lien - B Term Loan	3M US L + 5.50%	11/05/2026	589,981
680,000	TIBCO Software, Inc., Second Lien	1M US L + 7.25%	03/04/2028	679,861
1,758,050	Travel Leaders Group LLC, First Lien - 2018 Refinancing Term Loan	1M US L + 4.00%	01/25/2024	1,665,208
1,732,212	Vantage Specialty Chemicals, Inc., First Lien - Closing Date Term Loan	3M US L + 3.50%, 1.00% Floor	10/28/2024	1,671,368
688,275	Viad Corp, First Lien -Initial Term Loan	3M US L + 5.00%, 0.50% Floor	07/30/2028	682,253
1,565,587	WaterBridge Midstream Operating LLC, First Lien - Initial Term Loan	3M US L + 5.75%, 1.00% Floor	06/22/2026	1,513,484
				34,591,227

TOTAL BANK LOANS
(Cost $42,673,789)				42,047,894

See Notes to Financial Statements.

42	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
COLLATERALIZED LOAN OBLIGATIONS -3.14%
	AIMCO CLO
$500,000	Series 2018-AA(g)(h)	3M US L + 2.55%	04/17/2031	$495,870
	AIMCO CLO 10, Ltd.
1,000,000	Series 2021-10A(g)(h)	3M US L + 2.90%	07/22/2032	992,483
	Apidos CLO XII
500,000	Series 2018-12A(g)(h)	3M US L + 2.60%	04/15/2031	491,877
	Apidos CLO XX
500,000	Series 2018-20A(g)(h)	3M US L + 2.95%	07/16/2031	497,359
	Apidos CLO XXIV
1,000,000	Series 2018-24A(g)(h)	3M US L + 5.80%	10/20/2030	944,235
	Babson CLO, Ltd.
500,000	Series 2018-IA(g)(h)	3M US L + 2.60%	01/20/2031	476,734
	Bain Capital Credit CLO 2017-2, Ltd.
500,000	Series 2021-2A(g)(h)	3M US L + 6.50%	07/25/2034	483,483
1,000,000	Series 2021-2A(g)(h)	3M US L + 3.10%	07/25/2034	992,496
	Barings CLO, Ltd.
500,000	Series 2017-1A(g)(h)	3M US L + 3.60%	07/18/2029	501,869
500,000	Series 2018-4A(g)(h)	3M US L + 5.82%	10/15/2030	484,803
	Barings CLO, Ltd. 2019-I
1,500,000	Series 2021-1A(g)(h)	3M US L + 6.86%	04/15/2036	1,462,464
	Barings CLO, Ltd. 2019-II
500,000	Series 2021-2A(g)(h)	3M US L + 3.41%	04/15/2036	493,749
	Barings CLO, Ltd. 2021-II
500,000	Series 2021-2A(g)(h)	3M US L + 3.15%	07/15/2034	485,273
	Beechwood Park CLO, Ltd.
500,000	Series 2022-1A(g)(h)	3M US SOFR + 6.50%	01/17/2035	496,754
	BlueMountain CLO, Ltd.
500,000	Series 2018-3A(g)(h)	3M US L + 2.60%	04/20/2031	476,398
	BlueMountain Fuji US CLO II, Ltd.
1,000,000	Series 2017-2A(g)(h)	3M US L + 3.00%	10/20/2030	973,948
	Buttermilk Park CLO, Ltd.
1,000,000	Series 2018-1A(g)(h)	3M US L + 5.75%	10/15/2031	955,746
	Canyon Capital CLO 2016-2, Ltd.
500,000	Series 2018-2A(g)(h)	3M US L + 3.15%	10/15/2031	498,934
	Canyon Capital CLO 2017-1, Ltd.
500,000	Series 2021-1A(g)(h)	3M US L + 3.00%	07/15/2030	495,452
	Canyon Capital CLO 2019-1, Ltd.
500,000	Series 2021-1A(g)(h)	3M US L + 7.09%	04/15/2032	490,524
	Canyon Capital CLO 2021-2, Ltd.
1,250,000	Series 2021-2A(g)(h)	3M US L + 3.35%	04/15/2034	1,248,345
	Canyon Capital CLO, Ltd.
1,000,000	Series 2018-1A(g)(h)	3M US L + 2.75%	01/30/2031	964,418
1,500,000	Series 2018-1A(g)(h)	3M US L + 5.50%	01/30/2031	1,367,115

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	43

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$1,000,000	Series 2018-1A(g)(h)	3M US L + 5.75%	07/15/2031	$945,487
500,000	Series 2018-1A(g)(h)	3M US L + 2.80%	07/15/2031	499,851
500,000	Series 2018-1RA(g)(h)	3M US L + 3.00%	07/15/2030	496,775
	Canyon CLO 2021-3, Ltd.
1,000,000	Series 2021-3A(g)(h)	3M US L + 3.05%	07/15/2034	968,184
	Canyon CLO 2021-4, Ltd.
1,000,000	Series 2021-4A(g)(h)	3M US L + 6.30%	10/15/2034	963,238
	Canyon CLO, Ltd.
500,000	Series 2018-1A(g)(h)	3M US L + 2.90%	07/15/2031	494,477
	Carlyle Global Market Strategies CLO 2016-3, Ltd.
1,000,000	Series 2021-3A(g)(h)	3M US L + 3.30%	07/20/2034	996,948
	Carlyle Global Market Strategies CLO, Ltd.
1,000,000	Series 2018-2RA(g)(h)	3M US L + 5.35%	05/15/2031	892,952
	Carlyle US CLO 2021-1, Ltd.
500,000	Series 2021-1A(g)(h)	3M US L + 6.00%	04/15/2034	466,924
	Chenango Park CLO, Ltd.
500,000	Series 2018-1A(g)(h)	3M US L + 3.00%	04/15/2030	485,509
1,000,000	Series 2018-1A(g)(h)	3M US L + 5.80%	04/15/2030	951,874
	Cook Park CLO, Ltd.
500,000	Series 2018-1A(g)(h)	3M US L + 2.60%	04/17/2030	483,994
	Crown Point CLO IV, Ltd.
500,000	Series 2018-4A(g)(h)	3M US L + 1.90%	04/20/2031	495,280
	Dryden 57 CLO, Ltd.
500,000	Series 2018-57A(g)(h)	3M US L + 2.55%	05/15/2031	485,210
	Dryden 60 CLO, Ltd.
1,000,000	Series 2018-60A(g)(h)	3M US L + 3.00%	07/15/2031	991,548
	Elmwood CLO IX, Ltd.
500,000	Series 2021-2A(g)(h)	3M US L + 2.94%	07/20/2034	486,637
500,000	Series 2021-2A(g)(h)	3M US L + 5.94%	07/20/2034	484,423
	Fillmore Park CLO, Ltd.
500,000	Series 2018-1A(g)(h)	3M US L + 2.90%	07/15/2030	492,222
1,000,000	Series 2018-1A(g)(h)	3M US L + 5.40%	07/15/2030	954,854
	Gilbert Park CLO, Ltd.
1,000,000	Series 2017-1A(g)(h)	3M US L + 6.40%	10/15/2030	981,605
	Goldentree Loan Management
	US CLO, Ltd.
1,000,000	Series 2018-3A(g)(h)	3M US L + 2.85%	04/20/2030	968,674
	Milos CLO, Ltd.
500,000	Series 2020-1A(g)(h)	3M US L + 6.15%	10/20/2030	491,723
	Myers Park CLO, Ltd.
500,000	Series 2018-1A(g)(h)	3M US L + 3.05%	10/20/2030	497,053
1,000,000	Series 2018-1A(g)(h)	3M US L + 5.50%	10/20/2030	948,126
	Neuberger Berman Loan Advisers
	CLO 37, Ltd.
500,000	Series 2021-37A(g)(h)	3M US L + 5.75%	07/20/2031	481,419

See Notes to Financial Statements.

44	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Neuberger Berman Loan Advisers CLO 42, Ltd.
$500,000	Series 2021-42A(g)(h)	3M US L + 5.95%	07/16/2035	$487,541
	Neuberger Berman Loan Advisers Clo 44, Ltd.
1,000,000	Series 2021-44A(g)(h)	3M US L + 6.00%	10/16/2034	932,441
	Point Au Roche Park CLO, Ltd.
500,000	Series 2021-1A(g)(h)	3M US L + 6.13%	07/20/2034	478,494
	PPM CLO 3, Ltd.
1,000,000	Series 2021-3A(g)(h)	3M US L + 3.20%	04/17/2034	995,327
	Rockland Park CLO, Ltd.
500,000	Series 2021-1A(g)(h)	3M US L + 6.25%	04/20/2034	472,186
	Sound Point CLO XXIII
500,000	Series 2021-2A(g)(h)	3M US L + 3.30%	07/15/2034	493,515
	Sound Point CLO XXIV
1,375,000	Series 2021-3A(g)(h)	3M US L + 6.72%	10/25/2034	1,328,697
	Sound Point CLO XXVI, Ltd.
500,000	Series 2021-1A(g)(h)	3M US L + 3.35%	07/20/2034	498,408
	Sound Point CLO XXVIII, Ltd.
1,000,000	Series 2020-3A(g)(h)	3M US L + 6.90%	01/25/2032	970,306
	Sound Point CLO XXXII, Ltd.
500,000	Series 2021-4A(g)(h)	3M US L + 3.40%	10/25/2034	496,667
500,000	Series 2021-4A(g)(h)	3M US L + 6.70%	10/25/2034	483,823
	Stewart Park CLO, Ltd.
500,000	Series 2018-1A(g)(h)	3M US L + 2.60%	01/15/2030	480,349
	Symphony CLO XVII, Ltd.
1,500,000	Series 2018-17A(g)(h)	3M US L + 2.65%	04/15/2028	1,496,290
	Thayer Park CLO, Ltd.
500,000	Series 2021-1A(g)(h)	3M US L + 6.25%	04/20/2034	478,199
	THL Credit Wind River 2017-1 CLO, Ltd.
500,000	Series 2021-1A(g)(h)	3M US L + 3.91%	04/18/2036	496,881
	THL Credit Wind River 2017-3 CLO, Ltd.
750,000	Series 2021-3A(g)(h)	3M US L + 3.88%	04/15/2035	739,283
500,000	Series 2021-3A(g)(h)	3M US L + 7.08%	04/15/2035	482,763
	THL Credit Wind River CLO, Ltd.
500,000	Series 2018-1A(g)(h)	2.90% -3M US L	07/15/2030	489,464
2,000,000	Series 2018-1A(g)(h)	5.50% -3M US L	07/15/2030	1,878,886
1,000,000	Series 2018-1A(g)(h)	3M US L + 3.00%	07/18/2031	977,643
1,000,000	Series 2018-2A(g)(h)	3M US L + 5.75%	07/15/2030	939,146
1,000,000	Series 2018-3A(g)	3M US L + 6.22%	10/22/2031	951,931
	Upland CLO, Ltd.
500,000	Series 2018-1A(g)(h)	3M US L + 2.90%	04/20/2031	494,495
	VERDE CLO, Ltd.
1,000,000	Series 2021-1A(g)(h)	3M US L + 3.25%	04/15/2032	994,735

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	45

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	VOYA CLO 2017-2
$1,000,000	Series 2017-2A(g)(h)	3M US L + 6.02%	06/07/2030	$972,081
	Voya CLO, Ltd.
500,000	Series 2018-1A(g)(h)	3M US L + 2.80%	04/18/2031	463,519
1,000,000	Series 2018-2A(g)(h)	3M US L + 2.75%	07/15/2031	968,980
1,000,000	Series 2018-2A(g)(h)	3M US L + 5.25%	07/15/2031	915,834
500,000	Series 2018-3A(g)(h)	3M US L + 6.20%	10/20/2031	438,188
500,000	Series 2018-4A(g)(h)	3M US L + 5.95%	07/14/2031	434,798
	Webster Park CLO, Ltd.
1,000,000	Series 2018-1A(g)(h)	5.50% -3M US L	07/20/2030	955,784
	Wind River 2013-1 CLO, Ltd.
500,000	Series 2017-1A(g)(h)	3M US L + 3.65%	07/20/2030	495,717
	Wind River 2014-3 CLO, Ltd.
1,500,000	Series 2018-3A(g)(h)	3M US L + 3.40%	10/22/2031	1,458,849
	Wind River 2021-2 CLO, Ltd.
500,000	Series 2021-2A(g)(h)	3M US L + 6.43%	07/20/2034	481,964

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $61,989,448)				60,298,500

EQUITY - LINKED NOTES - 0.00%(l)
263,093	Inverpamplona SA(c)(d)(k)	0.00%	12/30/2028	0

TOTAL EQUITY - LINKED NOTES
(Cost $11,250)				0

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -20.65%
	Aaset 2021-2 Trust
492,795	Series 2021-2A(h)	3.54%	12/15/2028	451,985
	Aaset Trust
415,436	Series 2019-2(h)	3.38%	10/16/2026	331,348
	AASET, Ltd.
466,907	Series 2018-1A(h)	3.84%	09/16/2023	324,647
	ABFC Trust
2,848,448	Series 2007-WMC1(g)	1M US L + 1.25%	06/25/2037	2,278,744
	Adjustable Rate Mortgage Trust
2,381,571	Series 2005-10(g)	2.69%	01/25/2036	2,104,555
	Affirm Asset Securitization Trust
1,750,000	Series 2020-A(h)	6.23%	10/17/2022	1,748,490
	Alen Mortgage Trust
1,107,000	Series 2021-ACEN(g)(h)	1M US L + 4.00%	04/15/2026	1,086,805
	Alternative Loan Trust
158,893	Series 2005-20CB	5.50%	07/25/2035	143,120
65,932	Series 2005-54CB	5.50%	11/25/2035	47,252
740,055	Series 2005-85CB(g)	1M US L + 1.10%	02/25/2036	625,298

See Notes to Financial Statements.

46	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$156,288	Series 2005-85CB(g)	21.63% -3.67 x 1M US L	02/25/2036	$160,704
201,209	Series 2005-86CB	5.50%	02/25/2036	151,633
178,011	Series 2005-9CB(g)	1M US L + 0.50%	05/25/2035	167,146
316,147	Series 2005-9CB(g)(m)	5.05% -1M US L	05/25/2035	19,680
1,089,871	Series 2006-15CB	6.50%	06/25/2036	725,989
118,395	Series 2006-30T1	6.25%	11/25/2036	104,289
106,242	Series 2006-32CB	5.50%	11/25/2036	76,520
240,549	Series 2006-36T2(g)	28.06% -4.6 x 1M US L	12/25/2036	280,189
833,162	Series 2007-19	6.00%	08/25/2037	561,394
2,810,154	Series 2007-20	6.25%	08/25/2047	2,058,076
810,327	Series 2007-23CB(g)	1M US L + 0.50%	09/25/2037	391,411
773,727	Series 2007-23CB(g)(m)	6.50% -1M US L	09/25/2037	203,936
	American Home Mortgage Investment Trust
157,985	Series 2007-A(h)(n)	6.60%	01/25/2037	40,165
	AMSR
5,100,000	Series 2020-SFR3(h)	4.99%	09/17/2025	4,959,975
5,000,000	Series 2021-SFR1(g)(h)	4.61%	06/17/2028	4,611,648
	AREIT Trust
1,265,000	Series 2019-CRE3(g)(h)	30D SOFR + 2.76%	09/16/2036	1,242,211
	Atlas Senior Loan Fund X, Ltd.
491,101	Series 2018-10A(g)(h)	3M US L + 1.09%	01/15/2031	489,415
	Atrium Hotel Portfolio Trust
1,309,000	Series 2018-ATRM(g)(h)	1M US L + 3.40%	06/15/2035	1,248,014
	Atrium IX
500,000	Series 2017-9A(g)(h)	3M US L + 3.60%	05/28/2030	495,615
	Atrium XIII
1,000,000	Series 2017-13A(g)(h)	3M US L + 6.05%	11/21/2030	981,211
	Atrium XIV LLC
1,000,000	Series 2018-14A(g)(h)	3M US L + 5.65%	08/23/2030	985,908
	Atrium XV
1,000,000	Series 2018-15A(g)(h)	3M US L + 3.00%	01/23/2031	980,023
	BAMLL Commercial Mortgage Securities Trust
683,000	Series 2019-AHT(g)(h)	2.57%	03/15/2034	671,197
	Banc of America Commercial Mortgage Trust
600,000	Series 2015-UBS7(g)	4.36%	09/15/2025	583,712
	Banc of America Commercial Mortgage Trust 2016-UBS10
1,045,000	Series 2016-UB10(g)	4.85%	05/15/2026	1,036,481
	Banc of America Funding Trust
61,727	Series 2006-2	5.50%	03/25/2036	61,207

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	47

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	BANK
$200,000	Series 2017-BNK5(g)	4.24%	06/15/2027	$196,647
10,291,000	Series 2018-BN12(g)(h)(m)	1.50%	05/15/2061	728,291
660,000	Series 2022-BNK39	3.18%	01/15/2032	636,776
165,000	Series 2022-BNK39(h)	2.50%	01/15/2032	120,945
	BANK 2020-BNK27
16,875,000	Series 2020-BN27(g)(h)(m)	0.72%	04/15/2030	836,460
	BANK 2021-BNK37
381,000	Series 2021-BN37(g)	3.11%	11/15/2031	344,238
	BBCMS Trust
3,000,000	Series 2018-CBM(g)(h)	1M US L + 3.55%	07/15/2037	2,919,559
	BCAP, LLC Trust
102,554	Series 2007-AA2(g)	7.50%	04/25/2037	69,762
66,539	Series 2007-AA2	6.00%	04/25/2037	42,639
5,101,936	Series 2010-RR6(g)(h)	6.00%	07/26/2036	3,253,935
	Bear Stearns ALT-A Trust
6,789,132	Series 2006-3(g)	2.74%	05/25/2036	5,652,169
806,967	Series 2006-6(g)	3.22%	11/25/2036	514,518
	Bear Stearns Asset-Backed Securities Trust
1,640,291	Series 2006-AC1(n)	6.25%	02/25/2036	1,057,439
	Bellemeade Real Estate, Ltd.
1,469,148	Series 2019-2A(g)(h)	1M US L + 1.45%	04/25/2029	1,468,822
	Benchmark Mortgage Trust
12,379,711	Series 2018-B2(g)(m)	0.40%	01/15/2028	203,287
600,000	Series 2018-B2(g)	4.20%	01/15/2028	592,827
21,934,629	Series 2018-B4(g)(m)	0.51%	06/15/2028	475,687
1,589,000	Series 2018-B4(g)(h)	2.80%	07/17/2051	1,331,711
954,000	Series 2020-B17(g)	3.37%	03/15/2030	885,006
522,000	Series 2020-B18(h)	4.14%	08/15/2025	468,038
1,510,000	Series 2021-B31(h)	2.25%	11/15/2031	1,051,020
592,000	Series 2022-B32(g)	3.41%	01/15/2032	585,788
	BF Mortgage Trust
705,000	Series 2019-NYT(g)(h)	1M US L + 3.00%	12/15/2035	685,583
	Blackbird Capital Aircraft
1,443,080	Series 2021-1A(h)	3.45%	07/15/2028	1,218,489
	BMO Mortgage Trust
7,951,000	Series 2022-C1(g)(h)(m)	1.77%	02/15/2032	1,118,555
	BX Commercial Mortgage Trust
829,000	Series 2021-21M(g)(h)	1M US L + 4.01%	10/15/2026	804,567
834,000	Series 2021-VOLT(g)(h)	1M US L + 2.40%	09/15/2023	806,988
	BX Trust
636,000	Series 2019-OC11(g)(h)	4.08%	12/09/2029	592,749
2,964,000	Series 2019-OC11(g)(h)	4.08%	12/06/2041	2,585,629
	Cantor Commercial Real Estate Lending
1,113,000	Series 2019-CF1(g)(h)	4.12%	04/15/2024	1,029,581

See Notes to Financial Statements.

48	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Carbon Capital VI Commercial Mortgage Trust
$359,976	Series 2019-FL2(g)(h)	1M US L + 2.85%	11/15/2021	$350,161
	Carvana Auto Receivables Trust
5,300	Series 2021-N1(h)	0.00%	01/10/2028	1,981,693
5,250	Series 2021-N2(h)	0.00%	03/10/2028	2,498,067
	Cascade MH Asset Trust
4,601,000	Series 2019-MH1(g)(h)	5.99%	10/25/2024	4,557,645
	Castlelake Aircraft Securitization Trust
3,256,375	Series 2018-1(h)	6.63%	06/15/2043	2,165,909
	Castlelake Aircraft Structured Trust
493,611	Series 2019-1A(h)	3.97%	04/15/2026	451,949
2,750,000	Series 2019-1A(h)	0.00%	04/15/2039	550,000
	Cathedral Lake VIII, Ltd.
1,000,000	Series 2021-8A(g)(h)	3M US L + 2.62%	01/20/2035	983,342
1,000,000	Series 2021-8A(g)(h)	3M US L + 3.42%	01/20/2035	986,882
	CD Mortgage Trust
750,000	Series 2017-CD4(g)	4.35%	04/10/2027	729,268
	Chase Mortgage Finance Trust
3,335,807	Series 2007-S2	6.00%	03/25/2037	2,180,748
348,388	Series 2007-S3	5.50%	05/25/2037	89,916
	CIFC Funding, Ltd.
850,000	Series 2021-1A(g)(h)	3M US L + 6.00%	04/25/2033	818,717
500,000	Series 2021-4A(g)(h)	3M US L + 2.85%	07/15/2033	492,345
500,000	Series 2021-4A(g)(h)	3M US L + 5.95%	07/15/2033	479,079
2,500,000	Series 2021-5A(g)(h)	3M US L + 6.50%	07/15/2034	2,393,406
	Citicorp Mortgage Securities Trust
354,831	Series 2007-1	6.00%	01/25/2037	343,496
	Citigroup Commercial Mortgage Trust
3,336,826	Series 2014-GC25(g)(m)	0.96%	10/10/2047	65,260
866,000	Series 2015-GC27(g)(h)	4.42%	02/12/2048	802,315
400,000	Series 2015-GC31(g)	4.05%	06/10/2025	387,530
344,000	Series 2016-GC36(h)	2.85%	02/12/2049	234,031
464,000	Series 2017-C4(g)	4.10%	10/12/2027	459,736
225,000	Series 2019-GC41	3.20%	08/10/2029	211,506
1,000,000	Series 2019-SMRT(g)(h)	4.75%	01/10/2036	990,638
1,433,000	Series 2020-555(g)(h)	3.50%	12/12/2041	1,059,688
1,000,000	Series 2020-GC46(h)	2.60%	02/15/2030	736,714
	Citigroup Mortgage Loan Trust
660,519	Series 2006-WF1(n)	4.77%	03/25/2036	379,662
999,178	Series 2007-OPX1(n)	6.33%	01/25/2037	543,552

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	49

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	CitiMortgage Alternative Loan Trust
$369,031	Series 2007-A1	6.00%	01/25/2037	$358,400
72,598	Series 2007-A1(g)(m)	5.40% -1M US L	01/25/2037	8,287
54,089	Series 2007-A3(g)	6.00%	03/25/2037	52,998
123,685	Series 2007-A3(g)(m)	5.40% -1M US L	03/25/2037	14,124
381,021	Series 2007-A6	5.50%	06/25/2037	345,825
	Cologix Data Centers US Issuer LLC
2,800,000	Series 2021-1A(h)	5.99%	12/28/2026	2,675,369
	COMM 2014-CCRE16 Mortgage Trust
1,100,000	Series 2014-CR16(g)	4.91%	04/10/2024	1,089,616
	Commercial Mortgage Pass- Through Certificates
242,400	Series 2014-CR19(g)	4.70%	08/10/2024	239,100
8,643,268	Series 2014-UBS4(h)	3.75%	08/10/2024	1,281,252
11,000	Series 2014-UBS4(g)(h)	0.00%	08/10/2047	1
2,714,825	Series 2015-CR22(g)(m)	0.89%	03/10/2025	57,318
4,426,122	Series 2015-CR26(g)(m)	0.93%	09/10/2025	114,839
	CORE Mortgage Trust
432,000	Series 2019-CORE(g)(h)	1M US L + 1.90%	12/15/2031	413,154
432,000	Series 2019-CORE(g)(h)	1M US L + 2.35%	12/15/2031	415,168
	Countrywide Home Loan Mortgage Pass-Through Trust
1,438,668	Series 2005-HYB7(g)	2.71%	11/20/2035	1,349,591
25,824	Series 2005-J4	5.50%	11/25/2035	24,050
1,254,649	Series 2006-18	6.00%	12/25/2036	897,241
166,149	Series 2007-17	6.00%	10/25/2037	147,581
217,630	Series 2007-3	6.00%	04/25/2037	141,499
239,155	Series 2007-7	5.75%	06/25/2037	156,980
	Credit Suisse First Boston Mortgage Securities Corp.
51,988	Series 2005-10	5.50%	11/25/2035	46,690
44,251	Series 2005-8	5.50%	08/25/2025	41,117
4,002,845	Series 2005-9	6.00%	10/25/2035	1,642,094
	Credit Suisse Mortgage Capital Certificates
1,905,230	Series 2006-2	5.75%	03/25/2036	1,274,197
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(n)	6.20%	09/25/2036	1,145,582
128,014	Series 2007-1(g)	5.90%	05/25/2037	42,479
	CSAIL Commercial Mortgage Trust
5,081,357	Series 2015-C1(g)(m)	0.82%	01/15/2025	91,337
419,000	Series 2015-C4(g)	4.56%	11/15/2025	410,828
490,000	Series 2016-C6(g)	4.92%	04/15/2026	480,930

See Notes to Financial Statements.

50	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$1,362,000	Series 2016-C6(g)(h)	4.92%	01/15/2049	$1,195,139
	CSMC
832,000	Series 2021-B33(g)(h)	3.65%	10/10/2031	766,187
	CSMC Mortgage-Backed Trust
149,860	Series 2006-1	6.00%	02/25/2036	68,971
20,824	Series 2006-4	5.50%	05/25/2021	17,842
792,628	Series 2006-5	6.25%	06/25/2036	245,591
69,487	Series 2006-9	6.00%	11/25/2036	54,351
5,543	Series 2007-2	5.00%	03/25/2037	5,036
478,157	Series 2007-3(g)	5.84%	04/25/2037	163,186
223,000	Series 2017-CHOP(g)(h)	1M US L + 3.30%	07/15/2032	212,701
	DataBank Issuer
636,000	Series 2021-1A(h)	2.65%	02/25/2026	599,263
	DBJPM 16-C1 Mortgage Trust
1,309,000	Series 2016-C1(g)	3.33%	05/12/2049	1,181,603
	Deutsche Alt-A Securities, Inc.
	Mortgage Loan Trust
206,743	Series 2005-6(g)(m)	5.08% -1M US L	12/25/2035	23,209
90,655	Series 2005-6(g)	1M US L + 1.40%	12/25/2035	70,617
	Deutsche Mortgage Securities,
	Inc. Mortgage Loan Trust
125,045	Series 2006-PR1(g)(h)	12.12% -1M US L	04/15/2036	121,319
	Diamond Infrastructure Funding
	LLC
1,000,000	Series 2021-1A(h)	2.36%	12/20/2026	924,990
2,000,000	Series 2021-1A(h)	3.48%	12/20/2026	1,869,141
	DOLP Trust
1,000,000	Series 2021-NYC(g)(h)	3.70%	05/10/2031	869,825
	Dryden 38 Senior Loan Fund
1,000,000	Series 2018-38A(g)(h)	3M US L + 5.60%	07/15/2030	934,407
	Dryden 40 Senior Loan Fund
1,000,000	Series 2018-40A(g)(h)	3M US L + 5.75%	08/15/2031	950,546
500,000	Series 2018-40A(g)(h)	3M US L + 3.10%	08/15/2031	495,390
	Dryden 42 Senior Loan Fund
500,000	Series 2018-42A(g)(h)	3M US L + 2.93%	07/15/2030	490,026
	Fannie Mae-Aces
24,908,902	Series 2019-M12(g)(m)	0.59%	06/25/2029	916,150
16,965,248	Series 2019-M24(g)(m)	1.15%	03/25/2031	1,373,822
44,330,487	Series 2019-M7(g)(m)	0.35%	04/25/2029	1,298,063
47,321,271	Series 2020-M10(g)(m)	0.82%	12/25/2027	1,544,571
47,925,171	Series 2020-M10(g)(m)	0.87%	07/25/2032	3,303,784
15,848,632	Series 2020-M13(g)(m)	1.30%	09/25/2030	1,184,761
44,234,846	Series 2021-M23(m)	0.65%	11/01/2031	1,765,404
	First Horizon Alternative
	Mortgage Securities Trust
559,548	Series 2005-FA6	5.50%	09/25/2035	421,592

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	51

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	First Horizon Mortgage Pass- Through Trust
$633,742	Series 2007-AR3(g)	2.63%	11/25/2037	$404,347
	FirstKey Homes
1,100,000	Series 2020-SFR1(h)	4.28%	08/19/2037	1,049,558
	FMC GMSR Issuer Trust
6,000,000	Series 2021-GT1(g)(h)	4.36%	07/25/2026	5,594,606
5,000,000	Series 2021-GT2(g)(h)	4.44%	10/25/2026	4,645,039
	Fontainebleau Miami Beach Trust
1,656,000	Series 2019-FBLU(g)(h)	3.96%	12/12/2036	1,484,594
	FREMF Mortgage Trust
890,367	Series 2015-KF07(g)(h)	1M US L + 4.95%	02/25/2025	889,711
1,000,094	Series 2016-KF19(g)(h)	1M US L + 5.50%	06/25/2023	1,000,075
887,222	Series 2016-KF25(g)(h)	1M US L + 5.00%	10/25/2023	886,783
2,106,790	Series 2018-KF56(g)(h)	1M US L + 5.80%	11/25/2028	2,074,481
1,988,212	Series 2019-KF71(g)(h)	1M US L + 6.00%	10/25/2029	2,003,873
	FRTKL
4,050,000	Series 2021-SFR1(h)	4.11%	09/17/2026	3,618,300
	GAIA Aviation, Ltd.
474,807	Series 2019-1(h)(n)	3.97%	12/15/2026	450,847
415,164	Series 2019-1(h)(n)	7.00%	12/15/2026	316,059
	Ginnie Mae Strip
7,464,384	Series 2020-3	1.40%	09/16/2045	656,104
	Government National Mortgage Association
17,401,481	Series 2016-162(g)(m)	0.73%	09/16/2058	699,231
18,988,961	Series 2020-168(g)(m)	0.99%	12/16/2062	1,450,660
2,626,761	Series 2021-164(g)(m)	0.97%	10/16/2063	212,393
2,734,959	Series 2021-218(g)(m)	0.96%	10/16/2061	232,065
17,741,204	Series 2021-52(g)(m)	0.76%	04/16/2063	1,198,904
	Great Wolf Trust
3,084,000	Series 2019-WOLF(g)(h)	1M US L + 3.13%	12/15/2036	2,946,472
	GS Mortgage Securities Corp. II
1,111,000	Series 2021-ARDN(g)(h)	1M US L + 5.00%	11/15/2023	1,095,350
1,111,000	Series 2021-ARDN(g)(h)	1M US L + 5.9332%	11/15/2023	1,094,810
	GS Mortgage Securities Corp. Trust
1,000,000	Series 2018-RIVR(g)(h)	1M US L + 1.55%	07/15/2035	931,101
	GS Mortgage Securities
	Corportation Trust
691,000	Series 2021-IP(g)(h)	1M US L + 2.10%	10/15/2023	680,828
691,000	Series 2021-IP(g)(h)	1M US L + 3.55%	10/15/2023	674,534
	GS Mortgage Securities Trust
12,302	Series 2011-GC3(g)(h)(m)	0.29%	03/10/2044	0
375,661	Series 2011-GC5(g)(h)(m)	1.95%	08/10/2044	4
2,417,000	Series 2014-GC26(g)(h)	4.51%	11/10/2047	1,727,977

See Notes to Financial Statements.

52	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$1,110,000	Series 2015-GC28(g)(h)	4.32%	02/10/2048	$1,042,747
7,032,795	Series 2015-GS1(g)(m)	0.77%	11/10/2025	170,776
260,000	Series 2016-GS2(g)	3.76%	04/10/2026	253,250
1,954,000	Series 2018-TWR(g)(h)	1M US L + 3.92%	07/15/2031	1,727,513
636,000	Series 2020-GC45(g)	3.41%	12/13/2029	608,904
	GSAA Home Equity Trust
1,996,337	Series 2006-13(g)	6.04%	07/25/2036	819,672
471,763	Series 2006-18(n)	6.18%	11/25/2036	161,263
146,605	Series 2006-6(g)	5.69%	03/25/2036	56,930
840,003	Series 2007-2(n)	6.60%	03/25/2037	269,658
	GSCG Trust
675,000	Series 2019-600C(g)(h)	3.99%	09/06/2024	598,161
	GSR Mortgage Loan Trust
947,096	Series 2006-2F	5.25%	02/25/2036	522,336
1,712,116	Series 2007-2F	6.00%	03/25/2037	1,165,015
726,200	Series 2007-AR2(g)	2.86%	05/25/2037	506,363
	Hardee's Funding LLC
965,000	Series 2018-1A(h)	5.71%	06/20/2028	1,002,196
	Hawaii Hotel Trust
1,391,000	Series 2019-MAUI(g)(h)	1M US L + 2.75%	05/15/2038	1,357,686
	Hayfin Kingsland X, Ltd.
500,000	Series 2021-1A(g)(h)	3M US L + 1.85%	04/28/2031	500,136
	Highbridge Loan Management 3- 2014
500,000	Series 2017-2014(g)(h)	3M US L + 3.60%	07/18/2029	492,133
	Highbridge Loan Management 4- 2014, Ltd.
500,000	Series 2018-2014(g)(h)	3M US L + 5.55%	01/28/2030	474,044
	Highbridge Loan Management, Ltd.
500,000	Series 2017-2A(g)(h)	3M US L + 6.60%	10/20/2029	472,170
2,000,000	Series 2018-2015(g)(h)	3M US L + 5.10%	02/05/2031	1,852,514
500,000	Series 2018-2016(g)(h)	3M US L + 2.90%	07/20/2030	482,600
	Horizon Aircraft Finance III, Ltd.
906,371	Series 2019-2(h)	3.43%	11/15/2026	840,783
	HPLY Trust
551,398	Series 2019-HIT(g)(h)	1M US L + 3.15%	11/15/2021	527,902
1,098,847	Series 2019-HIT(g)(h)	1M US L + 3.90%	11/17/2036	1,046,672
	HSI Asset Securitization Corp. Trust
5,786,915	Series 2006-HE1(g)	1M US L + 0.28%	10/25/2036	2,336,921
1,382,977	Series 2007-NC1(g)	1M US L + 0.18%	04/25/2037	1,056,745
	IndyMac IMJA Mortgage Loan Trust
978,335	Series 2007-A1	6.00%	08/25/2037	506,854

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	53

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	IndyMac IMSC Mortgage Loan Trust
$4,647,733	Series 2007-F2	6.50%	07/25/2037	$2,158,141
	Invitation Homes
994,857	Series 2018-SFR1(g)(h)	1M US L + 1.25%	03/17/2037	993,484
	ITE Rail Fund Levered LP
948,407	Series 2021-1A(h)	2.25%	02/28/2051	875,432
723,578	Series 2021-3A(h)	2.21%	06/28/2027	674,138
	J.P. Morgan Chase Commercial
	Mortgage Securities Trust
2,092,000	Series 2018-AON(g)(h)	4.61%	07/05/2023	2,046,599
	JOL Air, Ltd.
815,400	Series 2019-1(h)	3.97%	04/15/2026	756,267
	JP Morgan Alternative Loan Trust
175,731	Series 2005-S1	6.00%	12/25/2035	150,577
39,659	Series 2006-S3(n)	6.62%	08/25/2036	38,868
	JP Morgan BB Commercial Mortgage Securities Trust
400,000	Series 2014-C21(g)	4.64%	07/15/2024	388,936
2,086,000	Series 2014-C23(g)(h)	3.36%	11/18/2048	1,610,160
388,000	Series 2014-C26(g)	4.38%	12/15/2024	378,871
4,338,623	Series 2015-C28(g)(m)	0.96%	03/15/2025	90,019
542,000	Series 2015-C28	3.99%	10/19/2048	529,226
8,207,097	Series 2015-C30(g)(m)	0.49%	07/15/2025	114,141
3,257,882	Series 2015-C31(g)(m)	0.82%	08/15/2025	73,140
	JP Morgan Chase Commercial Mortgage Securities Trust
1,157,000	Series 2011-C3(g)(h)	5.53%	02/15/2046	421,810
1,496,699	Series 2012-C8(g)(m)	1.71%	09/15/2022	2,458
1,010,000	Series 2018-WPT(g)(h)	5.54%	07/05/2023	998,003
704,000	Series 2019-MFP(g)(h)	1M US L + 3.00%	07/15/2036	683,608
235,000	Series 2019-UES(h)	4.34%	05/05/2032	226,764
1,135,000	Series 2019-UES(g)(h)	4.45%	05/05/2032	1,027,928
915,000	Series 2021-MHC(g)(h)	1M US L + 2.45%	04/15/2026	890,068
	JP Morgan Mortgage Acquisition Corp.
3,900,000	Series 2005-WMC1(g)	1M US L + 0.90%	09/25/2035	3,737,528
202,961	Series 2006-CH2(n)	5.46%	09/25/2029	146,015
	JP Morgan Mortgage Acquisition Trust
3,590,500	Series 2006-RM1(g)	1M US L + 0.48%	08/25/2036	1,992,671
	JP Morgan Mortgage Trust
811,146	Series 2007-S3	6.00%	07/25/2037	542,980
	JP Morgan Resecuritization Trust
568,816	Series 2011-1(g)(h)	6.00%	06/26/2037	521,519

See Notes to Financial Statements.

54	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	JPMBB Commercial Mortgage Securities Trust
$17,719,177	Series 2014-C24(g)(m)	0.86%	09/17/2047	$288,785
1,110,000	Series 2014-C26(g)(h)	3.88%	12/15/2024	1,023,477
519,000	Series 2015-C27(g)	4.30%	02/15/2025	498,241
	JPMCC Commercial Mortgage Securities Trust
486,000	Series 2017-JP7(g)	3.64%	07/15/2027	462,310
	Kestrel Aircraft Funding, Ltd.
489,718	Series 2018-1A(h)	4.25%	10/15/2025	447,012
	Laurel Road Prime Student Loan Trust
23,078,614	Series 2020-A(h)	0.00%	11/25/2050	1,867,844
	LB-UBS Commercial Mortgage Trust
67,058	Series 2006-C7(g)(m)	0.05%	11/15/2038	12
	LCM 28, Ltd.
1,000,000	Series 2018-28A(g)(h)	3M US L + 5.75%	10/20/2030	956,318
	LCM Loan Income Fund I Income Note Issuer, Ltd.
500,000	Series 2018-27A(g)(h)	3M US L + 5.60%	07/16/2031	462,741
	LCM XIV LP
1,000,000	Series 2018-14A(g)(h)	3M US L + 2.75%	07/20/2031	977,527
750,000	Series 2018-14A(g)(h)	3M US L + 5.50%	07/20/2031	686,259
	LCM XVII LP
1,000,000	Series 2018-17A(g)(h)	3M US L + 6.00%	10/15/2031	923,760
	LCM XX LP
1,000,000	Series 2018-20A(g)(h)	3M US L + 5.45%	10/20/2027	982,525
	Lehman Mortgage Trust
428,113	Series 2006-6	5.50%	10/25/2036	359,626
3,848,575	Series 2006-7(g)	1M US L + 0.25%	11/25/2036	175,633
3,848,575	Series 2006-7(g)(m)	7.75% -1M US L	11/25/2036	640,395
1,207,022	Series 2006-8(g)	1M US L + 0.42%	12/25/2036	234,031
1,207,022	Series 2006-8(g)(m)	6.58% -1M US L	12/25/2036	224,824
263,225	Series 2007-10	6.50%	01/25/2038	125,286
	LSTAR Commercial Mortgage Trust
1,150,000	Series 2017-5(g)(h)	4.68%	03/10/2027	1,034,680
	MACH 1 Cayman, Ltd.
1,053,679	Series 2019-1(h)	3.47%	08/15/2026	973,191
	Madison Park Funding LII, Ltd.
500,000	Series 2021-52A(g)(h)	3M US L + 3.15%	01/22/2035	496,543
	Madison Park Funding XIV, Ltd.
1,000,000	Series 2018-14A(g)(h)	3M US L + 2.95%	10/22/2030	995,387
1,000,000	Series 2018-14A(g)(h)	3M US L + 5.80%	10/22/2030	930,948
	Madison Park Funding XLV, Ltd.
1,000,000	Series 2021-45A(g)(h)	3M US L + 3.15%	07/15/2034	974,056

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	55

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Madison Park Funding XXVI, Ltd.
$500,000	Series 2017-26A(g)(h)	3M US L + 6.50%	07/29/2030	$494,918
	Madison Park Funding XXXVIII, Ltd.
500,000	Series 2021-38A(g)(h)	3M US L + 6.00%	07/17/2034	474,666
	Master Asset Backed Securities Trust
4,379,520	Series 2006-NC3(g)	1M US L + 0.21%	10/25/2036	2,721,018
	MBRT
1,406,000	Series 2019-MBR(g)(h)	1M US L + 3.15%	11/25/2021	1,369,839
	Med Trust
830,000	Series 2021-MDLN(g)(h)	1M US L + 2.00%	11/15/2023	813,864
1,100,000	Series 2021-MDLN(g)(h)	1M US L + 5.25%	11/15/2023	1,080,765
	Merrill Lynch Alternative Note Asset Trust
686,951	Series 2007-F1	6.00%	03/25/2037	102,504
	Merrill Lynch Mortgage Investors Trust
10,231,992	Series 2006-RM3(g)	1M US L + 0.48%	06/25/2037	2,814,225
	MFT Trust
2,010,000	Series 2020-ABC(g)(h)	3.48%	02/10/2030	1,645,180
	MHC Commercial Mortgage Trust
675,000	Series 2021-MHC(g)(h)	1M US L + 2.60%	04/15/2026	659,759
	MKT Mortgage Trust
250,000	Series 2020-525M(g)(h)	2.94%	02/12/2030	189,463
	Morgan Stanley Bank of America Merrill Lynch Trust
1,587,766	Series 2012-C5(g)(h)(m)	1.31%	07/15/2022	1,042
602,000	Series 2015-C20(g)	4.45%	01/15/2025	587,259
822,000	Series 2015-C21(g)	4.13%	02/15/2025	732,822
1,292,000	Series 2016-C31(g)(h)	3.00%	10/15/2026	1,007,755
1,100,000	Series 2017-C34(h)	2.70%	10/15/2027	881,978
	Morgan Stanley Capital I
858,000	Series 2017-HR2(g)	4.22%	12/15/2027	826,139
	Morgan Stanley Capital I Trust
122,710	Series 2012-C4(g)(h)	5.47%	03/15/2045	122,339
1,244,264	Series 2016-UB11 XA(g)(m)	1.50%	08/15/2026	58,798
576,000	Series 2017-CLS(g)(h)	1M US L + 2.60%	11/15/2034	569,515
765,000	Series 2018-H4(h)	3.00%	12/15/2028	621,416
1,000,000	Series 2018-SUN(g)(h)	1M US L + 3.05%	07/15/2035	964,123
845,000	Series 2019-H7(h)	3.00%	07/15/2029	696,383
750,000	Series 2019-H7	4.13%	07/15/2029	730,672
826,000	Series 2021-L6(g)	3.46%	07/15/2031	747,780
10,249,000	Series 2021-L7(g)(h)(m)	0.92%	10/15/2031	787,779
	Morgan Stanley Mortgage Loan Trust
1,341,200	Series 2005-3AR(g)	2.35%	07/25/2035	1,227,148

See Notes to Financial Statements.

56	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$2,669,369	Series 2006-11	6.00%	08/25/2036	$2,243,999
671,266	Series 2006-7(g)	5.15%	06/25/2036	532,433
740,312	Series 2006-7	6.00%	06/25/2036	519,171
352,999	Series 2007-3XS(n)	5.70%	01/25/2047	174,078
	Morgan Stanley Re-REMIC Trust
75,990	Series 2011-R1(g)(h)	5.94%	02/26/2037	77,023
	Mosaic Solar Loan Trust
76,403	Series 2017-1A(h)	4.45%	06/20/2042	76,627
310,121	Series 2018-1A(h)	4.01%	08/20/2030	310,869
1,712,695	Series 2020-1A(h)	0.00%	04/20/2046	1,635,256
577,504	Series 2020-2A(h)	3.00%	06/20/2025	566,253
	MSCG Trust
1,631,000	Series 2018-SELF(g)(h)	1M US L + 3.05%	10/15/2037	1,600,444
	MVW 2021-1W LLC
975,629	Series 2021-1WA(h)	1.94%	01/22/2041	925,467
1,131,729	Series 2021-1WA(h)	3.17%	01/22/2041	1,048,857
	Navient Private Education Refi
	Loan Trust
500,000	Series 2018-A(h)	3.68%	11/17/2025	503,082
	Nomura Asset Acceptance Corp.
	Alternative Loan Trust
1,032,328	Series 2005-AP3(g)	5.32%	08/25/2035	653,473
	Octagon Investment Partners 20- R, Ltd.
1,500,000	Series 2019-4A(g)(h)	3M US L + 6.80%	05/12/2031	1,414,322
	Octagon Investment Partners 26, Ltd.
1,000,000	Series 2018-1A(g)(h)	3M US L + 8.09%	07/15/2030	921,656
	Octagon Investment Partners 29, Ltd.
2,000,000	Series 2020-1A(g)(h)	3M US L + 7.25%	01/24/2033	1,965,240
	Octagon Investment Partners 37, Ltd.
500,000	Series 2018-2A(g)(h)	3M US L + 2.85%	07/25/2030	490,089
	Octagon Investment Partners 40, Ltd.
500,000	Series 2021-1A(g)(h)	3M US L + 7.00%	01/20/2035	477,676
	Octagon Investment Partners 42, Ltd.
1,000,000	Series 2021-3A(g)(h)	3M US L + 6.75%	07/15/2034	966,754
	Octagon Investment Partners 46, Ltd.
1,000,000	Series 2021-2A(g)(h)	3M US L + 6.60%	07/15/2036	952,650
	Octagon Investment Partners 49, Ltd.
625,000	Series 2021-5A(g)(h)	3M US L + 6.75%	01/15/2033	624,406

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	57

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Octagon Investment Partners XVI, Ltd.
$500,000	Series 2018-1A(g)(h)	3M US L + 3.00%	07/17/2030	$490,862
1,000,000	Series 2018-1A(g)(h)	3M US L + 5.75%	07/17/2030	948,508
	Octagon Investment Partners XXI, Ltd.
1,000,000	Series 2019-1A(g)(h)	3M US L + 7.00%	02/14/2031	989,176
	Octagon Investment Partners XXII, Ltd.
970,000	Series 2018-1A(g)(h)	3M US L + 1.90%	01/22/2030	954,240
500,000	Series 2018-1A(g)(h)	3M US L + 5.45%	01/22/2030	459,954
	OHA Credit Funding 1, Ltd.
500,000	Series 2018-1A(g)(h)	3M US L + 3.05%	10/20/2030	489,840
	OHA Credit Funding 3, Ltd.
1,000,000	Series 2021-3A(g)(h)	3M US L + 2.90%	07/02/2035	984,369
2,000,000	Series 2021-3A(g)(h)	3M US L + 6.25%	07/02/2035	1,903,163
	OHA Credit Funding 5, Ltd.
2,000,000	Series 2020-5A(g)(h)	3M US L + 6.25%	04/18/2033	1,920,048
	OHA Credit Funding 9, Ltd.
500,000	Series 2021-9A(g)(h)	3M US L + 2.94%	07/19/2035	484,005
	One Market Plaza Trust
688,000	Series 2017-1MKT(h)	4.14%	02/10/2032	675,420
	Pagaya AI Debt Selection Trust
2,500,000	Series 2020-3(h)	6.43%	05/17/2027	2,536,091
1,085,340	Series 2021-2(h)	3.00%	01/25/2029	1,061,692
2,000,000	Series 2021-5(h)	0.00%	08/15/2029	3,353,378
	Park Place Securities, Inc. Asset- Backed Pass-Through Certificates Series 2005-WCW
5,000,000	Series 2005-WCW2(g)	1M US L + 0.98%	07/25/2035	4,751,373
	People's Choice Home Loan Securities Trust
5,000,000	Series 2005-4(g)	1M US L + 0.65%	12/25/2035	3,294,036
	PR Mortgage Loan Trust
7,842,692	Series 2014-1(g)(h)	5.89%	10/25/2049	7,646,542
	Prime Mortgage Trust
5,106	Series 2006-1	5.50%	06/25/2036	5,048
59,430	Series 2006-DR1(h)	5.50%	05/25/2035	55,157
	Primose Funding LLC
977,500	Series 2019-1A(h)	4.48%	07/30/2026	956,543
	Progress Residential
2,500,000	Series 2021-SFR3(h)	4.75%	05/17/2026	2,228,284
	Progress Residential
6,900,000	Series 2021-SFR8(h)	4.01%	10/17/2026	6,266,358
	RBSGC Structured Trust
126,769	Series 2008-B(h)	6.00%	06/25/2037	118,726

See Notes to Financial Statements.

58	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Residential Accredit Loans, Inc.
$3,407,906	Series 2006-QA5(g)	1M US L + 0.22%	07/25/2036	$1,720,787
1,492,949	Series 2006-QS10	6.50%	08/25/2036	1,447,033
354,787	Series 2006-QS6	6.00%	06/25/2036	336,833
887,623	Series 2006-QS7	6.00%	06/25/2036	823,889
46,664	Series 2006-QS7(g)	1M US L + 0.40%	06/25/2036	34,572
139,992	Series 2006-QS7(g)(m)	5.60% -1M US L	06/25/2036	14,337
61,518	Series 2006-QS8(g)	1M US L + 0.45%	08/25/2036	45,211
181,467	Series 2006-QS8(g)(m)	5.55% -1M US L	08/25/2036	17,546
5,679	Series 2007-QS6(g)	55.00% -8.33 x 1M US L	04/25/2037	7,814
531,444	Series 2007-QS9	6.50%	07/25/2037	503,375
275,951	Series 2008-QR1	6.00%	08/25/2036	237,056
	Residential Asset Securitization Trust
400,716	Series 2006-A1	6.00%	04/25/2036	250,814
859,422	Series 2006-A2	6.00%	05/25/2036	491,313
891,848	Series 2006-A6	6.50%	07/25/2036	382,520
247,671	Series 2006-A8	6.00%	08/25/2036	200,720
150,501	Series 2006-A8	6.50%	08/25/2036	61,688
318,629	Series 2006-A8(g)(m)	5.90% -1M US L	08/25/2036	59,214
1,339,638	Series 2007-A1	6.00%	03/25/2037	648,498
60,730	Series 2007-A6	6.00%	06/25/2037	45,362
2,557,787	Series 2007-A7	6.00%	07/25/2037	1,331,695
	Residential Funding Mortgage Securities I Trust
450,574	Series 2006-S3	5.50%	03/25/2036	412,370
89,240	Series 2006-S6	6.00%	07/25/2036	84,818
235,894	Series 2007-S3	6.00%	03/25/2037	201,671
127,742	Series 2007-S6	6.00%	06/25/2037	124,207
	RR 2, Ltd.
1,000,000	Series 2021-2A(g)(h)	3M US L + 5.80%	04/15/2036	941,479
	RR 6, Ltd.
1,000,000	Series 2021-6A(g)(h)	3M US L + 5.85%	04/15/2036	952,846
	Sapphire Aviation Finance I, Ltd.
2,144,720	Series 2018-1A(h)	5.93%	03/15/2025	1,702,701
	Sapphire Aviation Finance II, Ltd.
400,403	Series 2020-1A(h)	3.23%	03/15/2027	362,769
	Sequoia Mortgage Trust
1,133,221	Series 2007-3(g)	2.65%	07/20/2037	998,092
	SG Commercial Mortgage
	Securities Trust
1,854,000	Series 2016-C5	3.93%	06/10/2026	1,775,148
	Signal Rail I LLC
489,174	Series 2021-1(h)	2.23%	08/17/2051	454,352
	S-Jets, Ltd.
979,264	Series 2017-1(h)	3.97%	08/15/2025	883,863

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	59

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	SLG Office Trust
$1,100,000	Series 2021-OVA(h)	2.85%	07/15/2031	$922,357
	SMB Private Education Loan Trust
294,320	Series 2018-B(g)(h)	1M US L + 0.72%	08/15/2027	292,899
968	Series 2021-A(h)	0.00%	01/15/2053	3,101,470
	SMR Mortgage Trust
964,590	Series 2022-IND(g)(h)	1M US SOFR + 7.50%	02/15/2024	949,517
	Sofi Alternative Consumer Loan Program
50,000	Series 2021-2(h)	0.00%	08/15/2030	2,197,441
	Sofi Professional Loan Program Trust
80,000	Series 2018-C(h)	0.00%	01/25/2048	1,482,046
	SoFi Professional Loan Program Trust
50,000	Series 2020-A(h)	0.00%	05/15/2046	1,849,307
	Sofi Professional Loan Program, LLC
32,412	Series 2018-A(h)	0.00%	02/25/2042	791,511

	SoFi Professional Loan Program, LLC
300,000	Series 2017-D(h)	3.61%	09/25/2040	300,620
	Sprite, Ltd.
1,960	Series 2017-1(h)	4.25%	12/15/2024	1,857
484,850	Series 2021-1(h)	3.75%	10/15/2028	449,966
	SREIT Trust
1,150,000	Series 2021-MFP2(g)(h)	1M US L + 3.9155%	11/15/2023	1,129,569
	Stack Infrastructure Issuer LLC
969,167	Series 2019-1A(h)	4.54%	02/26/2024	974,294
750,000	Series 2019-2A(h)	3.08%	10/25/2024	738,102
	Start, Ltd.
647,397	Series 2018-1(h)	4.09%	05/15/2025	599,521
714,323	Series 2019-1(h)	4.09%	03/15/2026	668,986
	Structured Adjustable Rate Mortgage Loan Trust
590,253	Series 2005-15(g)	2.96%	07/25/2035	420,342
	Structured Asset Securities Corp.
156,685	Series 2005-RF1(g)(h)	1M US L + 0.35%	03/25/2035	150,008
156,685	Series 2005-RF1(g)(h)(m)	4.27%	03/25/2035	11,808
	Sunnova Helios VII Issuer LLC
1,215,313	Series 2021-C(h)	2.63%	10/20/2028	1,100,046
	Sunnova Sol III Issuer LLC
1,438,317	Series 2021-1(h)	2.58%	04/30/2031	1,314,279
	Sunnova Sol Issuer LLC
943,289	Series 2020-1A(h)	3.35%	01/30/2030	908,862

See Notes to Financial Statements.

60	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Sunrun Atlas Issuer LLC
$1,175,488	Series 2019-2(h)	3.61%	10/30/2027	$1,155,107
	TBW Mortgage-Backed Trust
1,394,780	Series 2006-2	7.00%	07/25/2036	322,856
	Thunderbolt Aircraft Lease, Ltd.
1,700,401	Series 2017-A(h)(n)	4.21%	04/15/2024	1,512,489
	Thunderbolt II Aircraft Lease, Ltd.
4,464,286	Series 2018-A(h)(n)	5.07%	09/15/2038	3,815,803
	TIF Funding II LLC
363,833	Series 2021-1A(h)	1.65%	02/20/2046	327,475
	TPGI Trust
800,000	Series 2021-DGWD(g)(h)	1M US L + 3.85%	06/15/2026	779,507
	Tricon Residential
3,700,000	Series 2021-SFR1(h)	4.13%	07/17/2026	3,371,170
	Trimaran Cavu 2019-1, Ltd.
1,700,000	Series 2019-1A(g)(h)	3M US L + 4.15%	07/20/2032	1,688,076
	TRP - TRIP Rail Master Funding LLC
974,245	Series 2021-2(h)	2.15%	06/17/2027	902,520
	TTAN
741,899	Series 2021-MHC(g)(h)	1M US L + 2.90%	03/15/2026	714,576
	UBS Commercial Mortgage Trust
31,908,500	Series 2017-C3(g)(m)	0.36%	08/15/2050	757,725
650,000	Series 2017-C4(g)	4.24%	09/15/2027	635,118
520,000	Series 2018-C10(g)	5.09%	05/15/2028	517,379
928,000	Series 2018-C9(g)	4.88%	03/15/2028	927,529
	UBS-Barclays Commercial Mortgage Trust
1,993,000	Series 2013-C5(g)(h)	4.08%	03/12/2046	1,671,164
	Upstart Pass-Through Trust
295,945	Series 2021-ST1(h)	2.75%	02/20/2027	290,794
633,250	Series 2021-ST2(h)	2.50%	04/20/2027	623,343
	Upstart Securitization Trust
250,000	Series 2020-3(h)	3.01%	11/20/2030	245,007
2,000	Series 2021-2	0.00%	06/20/2031	1,186,211
	US Auto Funding 2021-1
1,125,000	Series 2021-1A(h)	2.20%	05/15/2026	1,069,771
	Vault DI Issuer LLC
750,000	Series 2021-1A(h)	2.80%	07/15/2026	699,647
	VCC
715,934	Series 2020-MC1(g)(h)	4.50%	06/25/2045	715,934
	Velocity Commercial Capital Loan Trust
347,186	Series 2018-2(g)(h)	4.05%	09/25/2024	348,578
722,290	Series 2019-1(g)(h)	3.94%	01/25/2027	710,618
327,462	Series 2019-1(g)(h)	4.01%	07/25/2027	323,698
264,996	Series 2019-1(g)(h)	4.12%	11/25/2027	259,363

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	61

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$1,406,099	Series 2021-2(g)(h)	4.92%	12/25/2030	$1,282,399
	VOLT XCVI LLC
4,000,000	Series 2021-NPL5(h)(n)	4.83%	03/27/2051	3,848,386
	Wachovia Bank Commercial Mortgage Trust
24,703	Series 2006-C29(g)(m)	0.00%	11/15/2048	7
	Wachovia Mortgage Loan Trust, LLC Series Trust
260,799	Series 2005-B(g)	2.18%	10/20/2035	252,486
	Washington Mutual Alternative Mortgage Pass-Through Certificates
40,820	Series 2005-9	5.50%	11/25/2035	36,521
350,524	Series 2006-5	6.00%	07/25/2036	300,561
	Washington Mutual Mortgage Pass-Through Certificates Trust
594,090	Series 2006-2	6.00%	03/25/2036	587,543
	WAVE LLC
858,586	Series 2019-1(h)	3.60%	09/15/2027	764,721
1,065,361	Series 2019-1(h)	7.00%	09/15/2044	734,422
	Wells Fargo Alternative Loan Trust
271,978	Series 2007-PA2(g)	1M US L + 0.43%	06/25/2037	220,902
271,973	Series 2007-PA2(g)(m)	6.07% -1M US L	06/25/2037	22,539
124,905	Series 2007-PA3	5.75%	07/25/2037	121,928
367,190	Series 2007-PA3	6.25%	07/25/2037	345,911
	Wells Fargo Commercial Mortgage Trust
1,539,000	Series 2015-C28(g)	4.08%	05/15/2025	1,427,975
520,000	Series 2015-NXS4(g)	4.18%	11/15/2025	519,364
1,245,000	Series 2015-NXS4(g)	3.18%	11/15/2025	1,152,849
1,000,000	Series 2016-C33(h)	3.12%	03/15/2059	874,472
5,628,945	Series 2016-C37(g)(h)(m)	1.60%	12/15/2049	310,102
550,000	Series 2016-LC24	3.62%	09/15/2026	535,017
356,000	Series 2016-NXS6	3.81%	11/15/2049	347,241
523,000	Series 2018-C47(g)	4.93%	10/15/2028	505,337
271,000	Series 2020-C55	3.14%	02/15/2030	253,515
830,000	Series 2021-C61	3.31%	07/15/2031	767,786
	WF-RBS Commercial Mortgage Trust
1,731,981	Series 2012-C9(g)(h)(m)	1.85%	11/15/2045	5,325
3,118,663	Series 2014-C21(g)(m)	1.02%	08/15/2047	58,502
3,917,856	Series 2014-C22(g)(m)	0.79%	09/15/2057	59,477
636,000	Series 2014-C23(g)(h)	4.00%	10/15/2057	593,821
	Willis Engine Structured Trust V
880,476	Series 2020-A(h)	3.23%	03/15/2028	792,619

See Notes to Financial Statements.

62	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Willis Engine Structured Trust VI
$2,666,415	Series 2021-A(h)	7.39%	05/15/2046	$2,263,029
1,807,738	Zephyrus Capital Aviation Tl(g)	1M US L + 4.61%	10/15/2038	1,694,932

TOTAL NON- AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $444,380,496)				396,679,834

U.S. GOVERNMENT BONDS AND NOTES - 10.17%
7,005,000	U.S. Treasury Bonds	1.88%	02/15/2032	6,728,084
6,200,000	U.S. Treasury Bonds	2.25%	05/15/2041	5,858,031
8,585,000	U.S. Treasury Bonds	2.38%	02/15/2042	8,283,183
29,400,000	U.S. Treasury Bonds	1.25%	05/15/2050	21,965,016
58,500,000	U.S. Treasury Bonds	1.63%	11/15/2050	48,011,132
10,975,000	U.S. Treasury Bonds	2.25%	02/15/2052	10,529,141
285,000	U.S. Treasury Notes	0.13%	01/31/2023	281,638
9,730,000	U.S. Treasury Notes	0.13%	03/31/2023	9,578,822
10,710,000	U.S. Treasury Notes	0.13%	04/30/2023	10,521,465
3,970,000	U.S. Treasury Notes	0.13%	07/31/2023	3,870,827
13,615,000	U.S. Treasury Notes	2.25%	03/31/2024	13,597,184
985,000	U.S. Treasury Notes	1.50%	02/15/2025	957,528
14,440,000	U.S. Treasury Notes	1.75%	03/15/2025	14,135,406
7,980,000	U.S. Treasury Notes	0.38%	11/30/2025	7,379,162
16,655,000	U.S. Treasury Notes	2.50%	03/31/2027	16,692,734
3,760,000	U.S. Treasury Notes	1.25%	03/31/2028	3,507,889
13,545,000	U.S. Treasury Notes	2.38%	03/31/2029	13,506,905

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $207,236,397)				195,404,147

MUNICIPAL BONDS - 0.01%
165,000	State of California, General Obligation Bonds	7.55%	04/01/2039	244,938

TOTAL MUNICIPAL BONDS
(Cost $235,353)				244,938

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES -11.73%
	Banc of America Funding
1,856,743	Series 2014-R8(g)(h)	1M US L + 0.24%	12/26/2024	1,732,843
	Bear Stearns Structured Products, Inc.
8,302,132	Series 2008-R2(g)(h)	2.76%	06/25/2047	6,807,315
	Chase Mortgage Finance Trust
4,433,126	Series 2007-S4	6.00%	06/25/2037	2,658,450

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	63

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	ChaseFlex Trust Series
$3,944,443	Series 2007-M1(g)	1M US L + 0.23%	08/25/2037	$3,535,480
	Citigroup Mortgage Loan Trust
86,654	Series 2009-12(h)	5.50%	11/25/2035	76,431
273,894	Series 2009-4(g)(h)	5.48%	05/25/2035	265,732
	Connecticut Avenue Securities Trust
5,000,000	Series 2019-R05(g)(h)	1M US L + 4.10%	07/25/2039	4,997,387
4,250,000	Series 2022-R02(g)(h)	30D US SOFR + 7.65%	01/25/2027	4,027,351
3,685,000	Series 2022-R03(g)(h)	30D US SOFR + 9.85%	03/25/2042	3,742,972
	CSMC
900,000	Series 2021-NQM6(g)(h)	2.58%	07/25/2066	819,056
	Fannie Mae Interest Strip
7,368,452	Series 2014-419(m)	3.50%	04/25/2044	1,094,967
	Fannie Mae Pool
3,000,000	Series Pool #BL4424	2.14%	10/01/2029	2,871,112
3,000,000	Series Pool #BL5156	2.37%	12/01/2029	2,905,803
5,943,802	Series Pool #FM6061	2.00%	02/01/2051	5,537,854
2,044,547	Series Pool #FM8214	4.00%	05/01/2049	2,094,518
4,810,641	Series Pool #FM8664	3.00%	10/01/2046	4,775,572
6,326,583	Series Pool #FM8803	2.50%	09/01/2051	6,080,391
2,702,043	Series Pool #FM8972	4.00%	06/01/2049	2,778,652
2,652,595	Series Pool #FM9846	2.50%	12/01/2051	2,535,104
2,366,119	Series Pool #FM9934	3.00%	12/01/2048	2,340,805
3,724,676	Series Pool #MA4256	2.50%	02/01/2051	3,562,255
1,559,264	Series Pool #MA4326	2.50%	05/01/2051	1,490,515
	Fannie Mae REMICS
6,405,128	Series 2014-1(g)(m)	5.90% -1M US L	02/25/2044	1,064,909
7,193,316	Series 2015-54(g)(m)	6.15% -1M US L	07/25/2045	1,211,569
2,704,911	Series 2020-45	3.00%	07/25/2040	2,644,212
9,798,408	Series 2020-74(g)(m)	4.10% -30D US SOFR	10/25/2050	1,240,048
20,380,727	Series 2020-77(g)(m)	4.10% -30D SOFR 11/25/2050		2,728,584
2,311,561	Series 2021-48(g)(m)	3.65% -30D US SOFR	08/25/2051	195,412
	Federal Home Loan Mortgage Corp. Pool
145,404	Series Pool #G01840	5.00%	07/01/2035	157,574
52,336	Series Pool #G04817	5.00%	09/01/2038	56,693
	Federal Home Loan Mortgage Corp. REMICS
717,302	Series 2003-2722(g)	9.89% -1M US L	12/15/2033	802,055
135,186	Series 2005-R003	5.50%	10/15/2035	146,032
1,110,550	Series 2006-3244(g)(m)	6.66% -1M US L	11/15/2036	198,253
52,680	Series 2007-3261(g)(m)	6.43% -1M US L	01/15/2037	7,404

See Notes to Financial Statements.

64	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$113,279	Series 2007-3262(g)(m)	6.40% -1M US L	01/15/2037	$9,109
425,395	Series 2007-3301(g)(m)	6.10% -1M US L	04/15/2037	57,353
320,992	Series 2007-3303(g)(m)	6.10% -1M US L	04/15/2037	50,505
68,391	Series 2007-3382(g)(m)	6.00% -1M US L	11/15/2037	8,675
276,916	Series 2007-3384(g)(m)	6.31% -1M US L	08/15/2036	50,808
98,028	Series 2007-3384(g)(m)	6.39% -1M US L	11/15/2037	10,431
73,282	Series 2008-3417(g)(m)	6.18% -1M US L	02/15/2038	7,766
127,550	Series 2008-3423(g)(m)	5.65% -1M US L	03/15/2038	13,218
2,217,023	Series 2008-3423(g)(m)	6.00% -1M US L	03/15/2038	11,817
1,105,692	Series 2009-3510(g)(m)	6.75% -1M US L	02/15/2037	130,972
279,946	Series 2009-3523(g)(m)	6.00% -1M US L	04/15/2039	34,874
49,573	Series 2009-3524(g)(m)	3.41%	06/15/2038	48,990
7,156	Series 2009-3549(g)(m)	5.80% -1M US L	07/15/2039	837
574,020	Series 2009-3560(g)(m)	6.40% -1M US L	11/15/2036	53,083
179,800	Series 2010-3641	4.50%	03/15/2040	191,477
271,752	Series 2010-3726(g)(m)	6.05% -1M US L	09/15/2040	40,398
853,971	Series 2010-3728(g)(m)	4.45% -1M US L	09/15/2040	78,659
77,413	Series 2010-3779	4.00%	12/15/2030	79,376
395,948	Series 2010-3779	3.50%	12/15/2030	400,668
271,838	Series 2010-3779	4.50%	12/15/2040	292,794
31,266	Series 2011-3786(g)	9.50% -1M US L	01/15/2041	31,728
248,012	Series 2011-3808	3.50%	02/15/2031	249,385
18,363	Series 2011-3809(g)	9.50% -1M US L	02/15/2041	17,853
567,828	Series 2011-3815(g)(m)	5.85% -1M US L	02/15/2041	83,437
210,919	Series 2011-3824	3.50%	03/15/2031	213,308
292,123	Series 2011-3824(g)(m)	7.10% -1M US L	08/15/2036	53,663
332,810	Series 2011-3863	5.50%	08/15/2034	356,807
322,529	Series 2011-3864(g)	9.20% -1M US L	05/15/2041	315,967
353,958	Series 2011-3871	5.50%	06/15/2041	383,605
346,543	Series 2011-3872(g)(m)	5.95% -1M US L	06/15/2041	38,065
2,330,345	Series 2011-3910	5.00%	08/15/2041	2,493,444
1,580,682	Series 2011-3924(g)(m)	6.00% -1M US L	09/15/2041	174,046
1,876,297	Series 2012-3(g)(m)	5.95% -1M US L	02/25/2042	291,896
1,183,578	Series 2013-4170(g)	4.05% -1M US L	01/15/2033	1,133,117
11,198,133	Series 2013-4218	2.50%	02/15/2043	10,343,982
2,120,533	Series 2013-4239	0.00%	07/15/2043	1,524,177
3,175,982	Series 2014-4413	3.50%	11/15/2044	3,093,716
3,709,315	Series 2015-4434	3.00%	02/15/2045	3,616,229
3,580,532	Series 2015-4440	2.50%	02/15/2045	3,396,241
	Federal National Mortgage Association Pool
40,373	Series Pool #555743	5.00%	09/01/2033	43,664
47,408	Series Pool #735382	5.00%	04/01/2035	51,284
129,870	Series Pool #735383	5.00%	04/01/2035	140,424
84,015	Series Pool #735484	5.00%	05/01/2035	90,854
22,364	Series Pool #AH4437	4.00%	01/01/2041	22,542

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	65

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Federal National Mortgage Association REMICS
$39,803	Series 2004-46(g)(m)	6.00% -1M US L	03/25/2034	$1,935
173,187	Series 2006-101(g)(m)	6.58% -1M US L	10/25/2036	26,659
485,491	Series 2006-123(g)(m)	6.32% -1M US L	01/25/2037	77,137
2,305,925	Series 2006-92(g)(m)	6.58% -1M US L	10/25/2036	314,514
58,907	Series 2007-102(g)(m)	6.40% -1M US L	11/25/2037	7,709
46,640	Series 2007-108(g)(m)	6.36% -1M US L	12/25/2037	3,827
10,811	Series 2007-30(g)(m)	6.11% -1M US L	04/25/2037	1,205
240,334	Series 2007-38(g)(m)	6.08% -1M US L	05/25/2037	15,813
10,044	Series 2007-51(g)(m)	6.10% -1M US L	06/25/2037	1,060
32,309	Series 2007-53(g)(m)	6.10% -1M US L	06/25/2037	1,719
338,333	Series 2007-57(g)(m)	6.62% -1M US L	10/25/2036	48,108
73,568	Series 2007-68(g)(m)	6.65% -1M US L	07/25/2037	9,650
408,384	Series 2008-3(g)(m)	6.46% -1M US L	02/25/2038	66,330
48,943	Series 2008-56(g)(m)	6.06% -1M US L	07/25/2038	4,004
20,619	Series 2008-81	5.50%	09/25/2038	21,940
151,350	Series 2009-111	5.00%	01/25/2040	161,087
71,379	Series 2009-111(g)(m)	6.25% -1M US L	01/25/2040	10,878
663,055	Series 2009-12(g)(m)	6.60% -1M US L	03/25/2036	78,550
19,017	Series 2009-28(g)(m)	6.00% -1M US L	04/25/2037	1,930
144,076	Series 2009-41	4.50%	06/25/2039	146,600
51,852	Series 2009-42(g)(m)	6.00% -1M US L	06/25/2039	4,180
101,403	Series 2009-47(g)(m)	6.10% -1M US L	07/25/2039	10,945
50,655	Series 2009-62(g)(m)	6.10% -1M US L	08/25/2039	4,304
46,432	Series 2009-66(g)(m)	5.80% -1M US L	02/25/2038	4,005
31,543	Series 2009-68(g)(m)	5.25% -1M US L	09/25/2039	2,750
105,844	Series 2010-11(g)(m)	4.80% -1M US L	02/25/2040	7,073
20,289	Series 2010-111(g)(m)	6.00% -1M US L	10/25/2040	2,275
56,789	Series 2010-112	4.00%	10/25/2040	55,626
86,107	Series 2010-115(g)(m)	6.60% -1M US L	11/25/2039	13,029
1,164,577	Series 2010-115(g)(m)	6.00% -1M US L	10/25/2040	182,934
2,679,493	Series 2010-123(g)(m)	6.05% -1M US L	11/25/2040	400,274
453,242	Series 2010-15(g)(m)	4.95% -1M US L	03/25/2040	48,173
28,810	Series 2010-34(g)(m)	4.93% -1M US L	04/25/2040	2,827
39,510	Series 2010-4(g)(m)	6.23% -1M US L	02/25/2040	4,690
37,589	Series 2010-58(g)	12.47% -1M US	L 06/25/2040	37,667
1,542,457	Series 2010-75	4.50%	07/25/2040	1,616,258
127,463	Series 2010-9(g)(m)	4.75% -1M US L	02/25/2040	7,937
29,646	Series 2010-9(g)(m)	5.30% -1M US L	02/25/2040	2,769
6,471	Series 2010-90(g)(m)	6.00% -1M US L	08/25/2040	606
194,618	Series 2011-16	3.50%	03/25/2031	196,592
267,136	Series 2011-25	3.00%	04/25/2026	268,790
220,030	Series 2011-29	3.50%	04/25/2031	220,517
51,746	Series 2011-5(g)(m)	6.40% -1M US L	11/25/2040	922
2,238,471	Series 2012-106(g)(m)	6.16% -1M US L	10/25/2042	316,431
284,534	Series 2012-124(g)	7.79% -1M US L	11/25/2042	222,230

See Notes to Financial Statements.

66	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$126,322	Series 2012-29(g)(m)	6.00% -1M US L	04/25/2042	$13,414
373,505	Series 2012-32(m)	5.00%	04/25/2042	57,890
1,968,342	Series 2012-65(g)(m)	5.98% -1M US L	06/25/2042	298,476
750,993	Series 2018-21	0.00%	04/25/2048	652,014
	Freddie Mac Pool
4,479,950	Series 2021-	2.00%	11/01/2050	4,180,471
4,622,195	Series 2021-	3.00%	10/01/2051	4,528,315
	Freddie Mac REMICS
2,676,322	Series 2011-3972(g)(m)	5.90% -1M US L	12/15/2041	328,575
2,505,062	Series 2020-5007(g)(m)	6.10% -1M US L	08/25/2050	430,342
4,406,787	Series 2020-5041(m)	2.00%	11/25/2050	453,472
10,950,887	Series 2021-5070(m)	3.50%	02/25/2051	1,696,475
	Freddie Mac Strips
3,472,937	Series 2021-379(m)	1.50%	01/25/2051	338,921
	GCAT
1,500,000	Series 2021-NQM4(g)(h)	2.47%	08/25/2025	1,338,939
	Ginnie Mae II Pool
5,838,787	Series 2021-	2.50%	10/20/2051	5,662,319
1,721,359	Series 2021-	2.50%	11/20/2051	1,669,332
	Government National Mortgage Association
34,748	Series 2004-83(g)(m)	6.08% -1M US L	10/20/2034	3,740
30,447	Series 2008-6(g)(m)	6.46% -1M US L	02/20/2038	1,736
29,305	Series 2008-67(g)(m)	6.00% -1M US L	08/20/2038	1,566
459,509	Series 2008-69(g)(m)	7.63% -1M US L	08/20/2038	62,549
44,808	Series 2009-10(g)(m)	6.65% -1M US L	02/16/2039	7,014
477,289	Series 2009-35	4.50%	05/20/2039	490,767
1,982,368	Series 2009-58(g)(m)	6.25% -1M US L	06/20/2039	213,566
32,460	Series 2009-6(g)(m)	5.95% -1M US L	02/20/2038	1,554
912,712	Series 2009-75	5.00%	09/20/2039	973,107
2,173,083	Series 2010-121(g)(m)	6.00% -1M US L	09/20/2040	326,389
37,732	Series 2010-61(g)(m)	6.55% -1M US L	09/20/2039	3,988
64,207	Series 2010-98(g)(m)	5.59%	03/20/2039	4,937
45,702,628	Series 2010-H20(g)(m)	1.44%	10/20/2060	1,605,707
278,776	Series 2011-69	0.00%	05/20/2041	249,316
913,992	Series 2011-71	4.50%	02/20/2041	944,880
650,241	Series 2011-71(g)(m)	5.40% -1M US L	05/20/2041	72,582
207,269	Series 2011-72(g)(m)	6.15% -1M US L	05/20/2041	30,930
997,774	Series 2011-89(g)(m)	5.45% -1M US L	06/20/2041	113,564
2,162,614	Series 2013-113(g)(m)	6.25% -1M US L	03/20/2043	116,398
3,542,489	Series 2013-122(g)(m)	6.10% -1M US L	08/16/2043	503,225
2,684,152	Series 2013-148(g)(m)	5.68% -1M US L	10/16/2043	367,640
3,283,339	Series 2013-186(g)(m)	6.25% -1M US L	02/16/2043	369,965
2,188,719	Series 2014-156(g)(m)	6.25% -1M US L	10/20/2044	433,096
4,225,358	Series 2014-4(g)(m)	6.10% -1M US L	01/16/2044	632,015
5,483,678	Series 2014-41(g)(m)	6.10% -1M US L	03/20/2044	858,035
2,428,122	Series 2014-5(g)(m)	6.15% -1M US L	07/20/2043	244,334

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	67

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$3,720,225	Series 2014-95(g)(m)	6.25% -1M US L	06/16/2044	$500,865
17,284,559	Series 2016-H21(g)(m)	2.07%	09/20/2066	1,090,732
6,373,757	Series 2018-97(g)(m)	6.20% -1M US L	07/20/2048	795,280
12,501,173	Series 2019-22(g)(m)	5.60% -1M US L	02/20/2045	1,591,767
6,006,139	Series 2019-92(g)(m)	6.10% -1M US L	07/20/2049	655,475
21,033,929	Series 2019-H10(g)(m)	1.03%	06/20/2069	439,624
6,206,478	Series 2019-H18(g)(m)	1.13%	11/20/2069	335,811
11,176,163	Series 2020-112(g)(m)	6.25% -1M US L	08/20/2050	1,698,963
2,253,525	Series 2020-115(m)	2.50%	08/20/2050	311,585
19,480,379	Series 2020-146(g)(m)	3.75% -1M US L	10/20/2050	1,648,521
14,823,532	Series 2020-146(g)(m)	6.30% -1M US L	10/20/2050	2,515,079
15,033,186	Series 2020-167(g)(m)	3.75% -1M US L	11/20/2050	1,120,016
2,185,304	Series 2020-175(m)	2.00%	11/20/2050	234,547
5,515,770	Series 2020-188(g)(m)	6.30% -1M US L	11/20/2050	941,203
22,416,779	Series 2020-H18(g)(m)	1.48%	09/20/2070	1,352,203
12,387,510	Series 2021-1(g)(m)	6.30% -1M US L	01/20/2051	2,138,623
3,003,891	Series 2021-103(g)(m)	3.25% -30D US SOFR	04/20/2051	212,628
11,200,857	Series 2021-107(g)(m)	3.75% -1M US L	06/20/2051	979,432
2,036,076	Series 2021-117(m)	3.50%	06/20/2051	231,139
3,104,118	Series 2021-136(m)	3.00%	08/20/2051	479,024
2,918,882	Series 2021-137(m)	3.00%	08/20/2051	425,305
2,144,669	Series 2021-140(m)	2.50%	08/20/2051	311,135
5,205,625	Series 2021-176(g)(m)	2.70% -30D US SOFR	09/20/2051	175,320
28,131,105	Series 2021-59(g)(m)	2.60% -30D US SOFR	04/20/2051	810,792
14,259,447	Series 2021-77(g)(m)	3.75% -1M US L	05/20/2051	1,044,313
7,229,808	Series 2021-89(g)(m)	3.75% -1M US L	05/20/2051	619,493
11,573,746	Series 2021-97(g)(m)	3.75% -1M US L	06/20/2051	1,045,237
34,654,820	Series 2021-97(g)(m)	3M US L + 2.44%	06/20/2051	1,096,846
37,731,296	Series 2021-H06(g)(m)	0.70%	04/20/2071	1,159,841
15,026,643	Series 2021-H08(g)(m)	0.62%	05/20/2071	406,366
62,246,036	Series 2021-H12(g)(m)	0.40%	08/20/2071	1,301,297
42,618,162	Series 2022-1(g)(m)	2.65% -30D US SOFR	01/20/2052	1,717,772
	Homeward Opportunities Fund Trust
995,691	Series 2020-BPL1(h)(n)	5.44%	08/25/2025	981,797
	Impac CMB Trust
114,951	Series 2004-10(g)	1M US L + 0.70%	03/25/2035	104,854
	Imperial Fund Mortgage Trust
1,000,000	Series 2021-NQM4(g)(h)	3.45%	01/25/2057	913,521
	JP Morgan Resecuritization Trust
2,287,300	Series 2014-6(g)(h)	1M US L + 0.21%	07/27/2046	2,259,300
	Legacy Mortgage Asset Trust
13,310,000	Series 2019-GS7(h)(n)	4.50%	11/25/2059	13,262,296

See Notes to Financial Statements.

68	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	LHOME Mortgage Trust
$4,250,000	Series 2020-RTL1(h)(n)	3.72%	10/25/2022	$4,157,867
3,750,000	Series 2020-RTL1(h)(n)	4.95%	10/25/2022	3,682,286
1,300,000	Series 2021-RTL1(g)(h)	2.09%	09/25/2026	1,253,874
4,400,000	Series 2021-RTL1(g)(h)	4.46%	09/25/2026	4,142,426
1,500,000	Series 2021-RTL2(h)(n)	4.61%	01/25/2024	1,393,363
	Morgan Stanley Mortgage Loan Trust
3,014,698	Series 2006-1AR(g)	1M US L + 0.28%	02/25/2036	2,144,685
	Morgan Stanley Residential Mortgage Loan Trust
391,480	Series 2020-RPL1(g)(h)	2.69%	10/25/2023	381,340
	N.A.
2,104,000	Series 2022-4199(g)	2.46%	12/31/2049	2,025,100
	NewRez Warehouse Securitization Trust
4,550,000	Series 2021-1(g)(h)	1M US L + 5.25%	05/25/2055	4,500,680
	Residential Mortgage Loan Trust
3,250,000	Series 2020-1(g)(h)	4.67%	01/26/2060	3,154,271
	Toorak Mortgage Corp., Ltd.
3,500,000	Series 2019-2(n)	4.21%	09/25/2022	3,448,942
	Verus Securitization Trust
2,300,000	Series 2019-INV3(g)(h)	3.28%	11/25/2059	2,266,090
1,500,000	Series 2021-4(g)(h)	2.20%	07/25/2066	1,333,090
1,400,000	Series 2021-6(g)(h)	4.05%	10/25/2066	1,292,794
1,585,516	Series 2021-7(g)(h)	4.19%	10/25/2066	1,430,458

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $326,649,249)				225,345,836

Shares/Description	Value
Warrants - 0.00%(b)(l)
219,520 Oas SA, Strike Price 1.00, Expires 05/16/2039(d)	0

TOTAL WARRANTS
(Cost $0)	0

Short-Term Investments - 8.55%
Money Market Fund - 8.55%
164,187,886 State Street Institutional Trust (7 Day Yield 0.16%)	164,187,886

TOTAL SHORT-TERM INVESTMENTS
(Cost $164,187,886)	164,187,886

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	69

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Shares/Description	Value
TOTAL INVESTMENTS - 99.14%
(Cost $2,109,563,099)	$1,904,950,866
OTHER ASSETS IN EXCESS OF LIABILITIES -0.86%	16,471,845
NET ASSETS - 100.00%	$1,921,422,711

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

SOFR - Secured Overnight Financing Rate Data

TI - Treasury Index

Libor Rates:

1M US L - 1 Month LIBOR as of March 31, 2022 was 0.45%

3M US L - 3 Month LIBOR as of March 31, 2022 was 0.96%

6M US L - 6 Month LIBOR as of March 31, 2022 was 1.47%

1D SOFR - 1 Day SOFR as of March 31, 2022 was 0.29%

30D SOFR - 30 Day SOFR as of March 31, 2022 was 0.29%

1Y US TI - 1 Year TI as of March 31, 2022 was 1.63%

5Y US TI - 5 Year TI as of March 31, 2022 was 2.42%

10Y US TI - 10 Year TI as of March 31, 2022 was 2.32%

(a)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(b)	Non-income producing security.
(c)	Security does not have a market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.
(d)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(e)	Affiliated company. See Note 9 to Notes to Financial Statements.
(f)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees (the "Board"). As of March 31, 2022, the aggregate fair value of those securities was $20,782,745, representing 1.08% of net assets.
(g)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

See Notes to Financial Statements.

70	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Board and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $490,980,056, which represents approximately 25.55% of net assets as of March 31, 2022.
(i)	Security is currently in default.
(j)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(k)	Issued with a zero coupon. Income is recognized through the accretion of discount. (l) Less than 0.005%.
(m)	Interest only securities.
(n)	Step up bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2022.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	71

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 4.91%
4,400	AllianzGI Convertible & Income 2024 Target Term Fund	$41,096
63,860	BNY Mellon High Yield Strategies Fund	177,531
66,006	Credit Suisse High Yield Bond Fund	143,893
9,609	First Trust High Income Long/Short Fund	129,337
18,940	First Trust High Yield Opportunities 2027 Term Fund	329,745
6,131	Insight Select Income Fund	109,561
14,482	Nuveen Core Plus Impact Fund	217,665
54,800	Nuveen Credit Strategies Income Fund	338,664
17,278	PGIM Global High Yield Fund, Inc.	231,007
12,900	PIMCO Dynamic Income Opportunities Fund	219,171
1,860	Pioneer High Income Trust	15,103
20,033	Western Asset Emerging Markets Debt Fund, Inc.	214,954

TOTAL CLOSED-END FUNDS
(Cost $2,170,166)		2,167,727

COMMON STOCKS - 0.20%
947	DBI Investors, Inc.(a)(b)	426
3,304	PHI Group, Inc.(a)	87,919
6	Toys R Us Propco Equity, Perpetual Maturity(b)	39

TOTAL COMMON STOCKS
(Cost $213,399)		88,384

PREFERRED STOCKS - 0.28%
116	DBI Investors Inc., 10.000%(b)(c)	27
126	Sequa Corp., 7.000%(a)(b)(c)	126,000

TOTAL PREFERRED STOCKS
(Cost $137,039)		126,027

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 33.60%(d)
France - 0.42%
$190,500	Numericable U.S. LLC, First Lien -USD TLB-11 Term Loan	3M US L + 2.75%	07/31/2025	186,373

Germany - 0.52%
228,834	Springer Nature Deutschland GmbH,First Lien - Initial B18 Term Loan	1M US L + 3.00%, 0.75% Floor	08/14/2026	227,881

Great Britain - 2.07%
250,000	City Football Group Limited, TL	3M US L + 3.50%	07/09/2028	246,094

See Notes to Financial Statements.

72	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$144,378	EG Group, Ltd., First Lien -Additional Facility Term Loan	3M US L + 4.00%	02/07/2025	$142,418
300,000	Genesis Care Finance Pty, Ltd., First Lien - Facility B2 Term Loan	3M EUR L + 3.50%	10/30/2025	287,828
181,182	Lernen Bidco, Ltd., First Lien -Facility B1 (EUR) Term Loan	6M EUR L + 4.25%	10/24/2025	199,454
33,000	Osmosis Buyer, Ltd., First Lien -Initial B Term Loan	3M US L + 2.75%, 0.50% Floor	06/17/2028	32,737
6,384	Paysafe Group Holdings II, Ltd., First Lien - Facility B1 Term Loan	3M US L + 3.25%, 0.50% Floor	06/10/2028	6,131
				914,662
Luxembourg - 0.62%
30,113	Intelsat Jackson Holdings SA, First Lien	3M US L + 4.75%, 1.00% Floor	07/13/2022	29,673
247,489	Surf Holdings S.a r.l., First Lien -Dollar Tranche Term Loan	3M US L + 3.50%	03/05/2027	245,439
				275,112
Netherlands - 1.39%
283,418	Peer Holding III B.V., First Lien -Facility B Term Loan	3M EUR L + 3.00%	03/07/2025	310,463
250,000	Sigma Holdco B.V., First Lien -Facility B4 (GBP) Term Loan	6M US L + 4.00%	07/02/2025	300,998
				611,461
United States - 28.58%
233,849	Access CIG LLC, First Lien -B Term Loan	3M US L + 3.75%	02/27/2025	230,748
49,874	Adavantage Sales & Marketing Inc., First Lien	3M US L + 4.50%	10/28/2027	49,500
66,667	Adtalem Global Education, Inc., First Lien - B Term Loan	3M US L + 3.00%, 0.75% Floor	08/12/2028	66,531
124,688	Allied Universal Holdco LLC, First Lien - Initial U.S. Dollar Term Loan	1M US L + 3.75%, 0.50% Floor	05/12/2028	122,939
56,000	Amentum Government Services Holdings, LLC, First Lien	3M US L + 4.00%	02/07/2029	55,650
98,000	American Auto Auction Group, LLC,First Lien		12/30/2027	96,653
52,735	American Rock Salt Company LLC, First Lien - Initial Term Loan	3M US L + 3.25%, 0.75% Floor	06/09/2028	52,307
43,780	Ankura Consulting Group LLC, First Lien - Closing Date Term Loan	3M US L + 4.00%, 0.75% Floor	03/17/2028	43,424
54,725	Artera Services, LLC, TL	L + 3.50%, 1.00% Floor	03/06/2025	51,455
28,000	ASP Blade Holdings, Inc. TLB 1L	1M US L + 4.00%	10/07/2028	27,689
49,750	ASP LS Acquisition Corp., First Lien	3M US L + 4.50%, 0.75% Floor	05/07/2028	49,584
16,000	AssuredPartners Inc TL 1L	1M US L + 3.50%	02/13/2027	15,845

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	73

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$245,806	Astoria Energy LLC, First Lien -B Advance (2020) Term Loan	3M US L + 4.25%, 1.00% Floor	12/10/2027	$243,002
100,000	Astra Acquisition Corp., First Lien - Initial Term Loan	1M US L + 5.25%	10/22/2028	97,313
140,993	Asurion LLC, First Lien -New B-8 Term Loan	1M US L + 3.25%	12/23/2026	138,144
99,500	Azalea TopCo, Inc., First Lien	3M US L + 4.00%, 0.75% Floor	07/24/2026	98,878
74,812	Baldwin Risk Partners LLC, First Lien	1M US L + 3.50%, 0.50% Floor	10/14/2027	74,251
159,593	BCP Renaissance Parent LLC, First Lien - Initial Term Loan	3M US L + 3.50%, 1.00% Floor	10/31/2024	157,664
7,105	BCPE North Star US Holdco 2, Inc., First Lien	3M US L + 3.75%, 0.75% Floor	06/10/2028	6,983
63,800	BCPE North Star US Holdco 2, Inc., First Lien - Initial Term Loan	3M US L + 3.75%, 0.75% Floor	06/09/2028	62,704
100,000	Bengal Debt Merger Sub, LLC, First Lien	3M US L + 3.25%	01/19/2029	98,572
25,000	Bengal Debt Merger Sub, LLC, Second Lien	3M US L + 6.10%	01/18/2030	25,000
241,875	Bracket Intermediate Holding Corp., First Lien - Initial Term Loan	3M US L + 4.25%	09/05/2025	240,312
242,550	Brookfield WEC Holdings, Inc., First Lien - Initial (2021) Term Loan	3M US L + 2.75%, 0.50% Floor	08/01/2025	238,647
7,322	BW Holding, Inc., First Lien	3M US L + 4.00%, 0.50% Floor	12/14/2028	7,222
233,061	Camelot U.S. Acquisition 1 Co., First Lien - Initial Term Loan	1M US L + 3.00%	10/30/2026	230,974
24,812	Carnival Corp., First Lien -Initial Advance Term Loan	3M US L + 7.50%, 0.75% Floor	06/30/2025	24,210
26,000	Carnival Corporation TLB 1L	6M US L + 3.25%	10/06/2028	25,480
176,572	Charter Next Generation, Inc., First Lien - Initial (2021) Term Loan	1M US L + 3.75%, 0.75% Floor	12/01/2027	175,827
246,203	CITGO Petroleum Corp., First Lien - 2019 Incremental B Term Loan	3M US L + 6.25%, 1.00% Floor	03/28/2024	246,071
125,000	Clydesdale Acquisition Holdings, Inc., First Lien		03/30/2029	123,125
124,688	Consilio/Skopima 5/21 Cov-Lite TLB	1M US L + 4.00%	05/12/2028	123,460
3,167	CP Iris Holdco I, Inc., First Lien	1M US L + 3.75%, 0.50% Floor	10/05/2028	3,101
26,867	CPV Maryland LLC, First Lien -B Advance Term Loan	3M US L + 5.25%, 1.00% Floor	05/11/2028	26,598
149,250	CQP Holdco LP TLB	3M US L + 4.00%	06/05/2028	148,725
75,268	DIRECTV Financing LLC, First Lien -Closing Date Term Loan	1M US L + 5.00%, 0.75% Floor	08/02/2027	75,282
26,000	Diversitech Holdings, Inc.	3M US L + 3.75%	12/15/2028	25,695

See Notes to Financial Statements.

74	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$247,500	DRW Holdings LLC, First Lien -Initial Term Loan	1M US L + 3.75%	03/01/2028	$245,644
34,000	Echo Global Logistics, Inc. TL 1L	3M US L + 4.25%	11/03/2028	33,676
78,000	Electron BidCo, Inc. TL 1L	1M US L + 3.25%	10/07/2028	77,257
125	Employbridge Holding Company, TLB	3M US L + 4.75%	07/14/2028	124
150,000	Fertitta Entertainment, LLC, First Lien	1M US L + 4.00%	01/13/2029	149,447
241,875	Flynn Restaurant Group LP, First Lien - Initial Term Loan	1M US L + 3.50%	06/27/2025	240,365
247,505	Great Outdoors Group LLC, First Lien	1M US L + 3.75%, 0.75% Floor	03/05/2028	246,924
247,500	Greeneden U.S. Holdings I LLC, First Lien - Initial Dollar (2020) Term Loan	1M US L + 4.00%, 0.75% Floor	12/01/2027	247,423
245,167	Harbor Freight Tools USA, Inc., First Lien - Initial (2021) Term Loan	L + 2.75%, 0.50% Floor	10/19/2027	240,494
200,000	Helix Gen Funding LLC	1M US L + 3.75%	06/03/2024	195,422
62,528	Hudson River Trading LLC, First Lien	1M US L + 3.00%	03/20/2028	61,674
63,000	Hunter Douglas, Inc., First Lien	3M US L + 3.50%	02/09/2029	61,839
76,000	Intelsat Jackson Holdings S.A.TLB 1L	4M US L + 4.25%	01/26/2029	74,890
247,500	IRB Holding Corp., First Lien -Fourth Amendment Incremental Term Loan	3M US L + 3.25%, 1.00% Floor	12/15/2027	246,417
248,750	Ivanti Software, Inc., First Lien	3M US L + 4.25%, 0.75% Floor	12/01/2027	245,796
109,790	KUEHG Corp, First Lien -B-3 Term Loan	3M US L + 3.75%, 1.00% Floor	02/21/2025	108,332
42,247	Life Time, Inc., First Lien -2021 Refinancing Term Loan	3M US L + 4.75%, 1.00% Floor	12/16/2024	42,168
222,611	LMBE-MC Holdco II LLC, First Lien	3M US L + 5.00%, 1.00% Floor	12/03/2025	211,758
224,500	LogMeIn, Inc., First Lien -Initial Term Loan	1M US L + 4.75%	08/31/2027	220,957
37,500	LTI Holdings, Inc., First Lien	L + 4.75%	07/24/2026	37,219
62,188	LTI Holdings, Inc., First Lien -Second Amendment Additional Term Loan	3M US L + 4.00%	07/24/2026	61,721
45,770	Majordrive Holdings IV LLC, First Lien - Initial Term Loan	3M US L + 3.75%,0.50% Floor	06/01/2028	45,170
55,827	Marcel LUX IV S.a.r.l., First Lien -Original Facility Term Loan	1M US L + 4.00%, 0.75% Floor	12/31/2027	55,722
59,000	McAfee Corp., First Lien	3M US L + 4.00%	02/02/2029	58,668
27,678	Merion Rose Merger Sub, Inc., First Lien	1M US L + 4.00%	12/08/2028	27,297
250,000	Mileage Plus Holdings LLC, First Lien -Initial Term Loan	3M US L + 5.25%, 1.00% Floor	06/21/2027	260,243
71,000	Mitchell International, Inc. TLB	3M US L + 3.75%	10/01/2028	69,963
239,430	Natgasoline LLC, First Lien -Initial Term Loan	3M US L + 3.50%	11/14/2025	237,335

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	75

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$65,000	Olaplex, Inc. TL 1L	1M US L + 3.75%	02/17/2029	$64,919
50,000	Oryx Midstream Services Permian Basin LLC, TLB, First Lien	L + 3.25%, 0.50% Floor	09/30/2028	49,660
100,000	Osmosis Buyer Limited TLB 1L	6M US L + 4.00%	07/31/2028	99,094
247,500	Pactiv Evergreen, Inc., First Lien -Tranche B-2 U.S. Term Loan	1M US L + 3.25%	02/05/2026	241,726
59,000	Parkway Generation, LLC, First Lien	1M US L + 4.75%	11/05/2028	57,894
98,987	PetVet Care Centers LLC, First Lien - 2021 Replacement Term Loan	3M US L + 3.50%, 0.75% Floor	02/14/2025	98,647
95,000	PMHC II, INC.TLB 1L	6M US L + 4.50%	02/02/2029	90,883
32,918	Polaris Newco LLC, First Lien -Dollar Term Loan	L + 4.00%, 0.50% Floor	06/04/2028	32,724
37,000	Pre Paid Legal Services, Inc. TL	1M US L + 3.75%	12/07/2028	36,603
246,759	ProAmpac PG Borrower LLC, First Lien - 2020-1 Term Loan	3M US L + 3.75%, 0.75% Floor	11/03/2025	241,885
55,000	Proofpoint, Inc., First Lien -Initial Term Loan	L + 3.25%, 0.50% Floor	06/10/2028	54,477
245,000	Pug LLC, First Lien -USD B Term Loan	1M US L + 3.50%	02/12/2027	240,917
235,231	Recorded Books, Inc., First Lien -2021 Replacement Term Loan	3M US L + 2.75%	08/29/2025	233,859
125,000	Redwood Star Merger Sub, Inc.	6M US L + 4.50%	03/16/2029	121,927
34,000	Renaissance Holdings Corp., First Lien	6M US L + 4.25%, 0.50% Floor	03/17/2027	33,915
55,000	Restaurant Technologies, Inc. TLB 1L	6M US L + 4.25%	03/17/2029	54,656
54,000	Scientific Games Holdings LP, First Lien	6M US L + 3.50%	02/04/2029	53,585
40,970	SCIH Salt Holdings, Inc., First Lien -Incremental B-1 Term Loan	3M US L + 3.50%, 0.75% Floor	03/16/2027	40,378
149,625	SeaWorld Parks & Entertainment, Inc., First Lien - B Term Loan	L + 3.00%, 0.50% Floor	08/25/2028	148,260
40,052	Secure Acquisition, Inc.	4M US L + 5.00%	12/15/2028	39,501
5,948	Secure Acquisition, Inc., First Lien	3M US L + 5.00%, 0.50% Floor	12/23/2028	5,867
219,231	Shearer's Foods LLC, First Lien	3M US L + 3.50%, 0.75% Floor	09/23/2027	213,353
3,385	SM Wellness Holdings, Inc., First Lien	3M US L + 4.75%, 1.00% Floor	04/15/2028	3,355
40,514	SM Wellness Holdings, Inc., First Lien -Initial Term Loan	3M US L + 3.75%, 0.75% Floor	04/17/2028	40,159
250,000	Sotera Health Holdings LLC, First Lien - Refinancing Term Loan	3M US L + 3.25%, 0.50% Floor	12/11/2026	247,395
148,875	Spin Holdco, Inc., First Lien -Initial Term Loan	1M US L + 3.50%, 0.75% Floor	03/04/2028	147,996
176,000	SRS Distribution Inc., First Lien	3M US L + 3.85%	06/02/2028	174,130
209,974	St. George's University Scholastic Services LLC, First Lien	3M US L + 3.25%	07/17/2025	207,716
31,889	Sylvamo Corporation, TLB	1M US L+ 4.50%	08/18/2028	31,211

See Notes to Financial Statements.

76	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$99,500	Tiger Acquisition LLC, First Lien - Initial Term Loan	L + 3.25%, 0.50% Floor	06/01/2028	$95,748
28,565	Tivity Health, Inc., TLB	L + 4.25%	06/24/2028	28,240
72,719	Triton Water Holdings, Inc., First Lien - Initial Term Loan	3M US L + 3.50%, 0.50% Floor	03/31/2028	71,070
272,179	Uber Technologies, Inc., First Lien - 2021 Incremental Term Loan	1M US L + 3.50%	04/04/2025	272,033
102,310	UFC Holdings LLC, First Lien	3M US L + 2.75%, 0.75% Floor	04/29/2026	101,443
247,505	UKG, Inc., First Lien	3M US L + 3.25%, 0.50% Floor	05/03/2026	245,845
49,625	United AirLines, Inc., First Lien -Class B Term Loan	3M US L + 3.75%, 0.75% Floor	04/21/2028	49,125
27,000	United Site 11/21 Cov-Lite	3M US L + 4.25%	11/04/2028	26,795
45,000	Univision Communications, Inc., First Lien - B Term Loan	3M US L + 4.00%, 0.75% Floor	05/05/2028	44,625
248,750	Verscend Holding Corp., First Lien -B-1 Term Loan	1M US L + 4.00%	08/27/2025	248,439
45,000	Vertex Aerospace Services Corp TL	1M US L + 4.00%	11/10/2028	44,916
65,000	W. R. Grace Holdings LLC, First Lien - Initial Term Loan	L + 3.75%, 0.50% Floor	09/22/2028	64,644
83,000	Whatabrands LLC, First Lien -Initial B Term Loan	1M US L + 3.25%, 0.50% Floor	08/03/2028	82,110
246,665	William Morris Endeavor Entertainment LLC, First Lien - B-1 Term Loan	3M US L + 2.75%	05/18/2025	242,915
369,336	Windstream Services II LLC, First Lien - Initial Term Loan	1M US L + 6.25%, 1.00% Floor	09/21/2027	369,336
129,630	YI LLC, First Lien - Initial Term Loan	1M US L + 4.00%, 1.00% Floor	11/07/2024	128,091
				12,605,577

TOTAL BANK LOANS
(Cost $15,013,364)				14,821,066

HIGH YIELD DEBT- 53.37%
Australia - 0.32%
40,000	Mineral Resources, Ltd.(e)	8.13%	05/01/2027	41,413
100,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc.(e)	5.00%	01/27/2030	98,723
				140,136
Canada - 2.00%
69,000	Bombardier, Inc.(e)	7.50%	03/15/2025	69,436
80,000	Bombardier, Inc.(e)	7.13%	06/15/2026	78,497
45,000	Bombardier, Inc.(e)	6.00%	02/15/2028	42,238
110,000	Cascades, Inc./Cascades USA, Inc.(e)	5.38%	01/15/2028	110,014

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	77

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$75,000	Eldorado Gold Corp.(e)	6.25%	09/01/2029	$75,572
20,000	First Quantum Minerals, Ltd.(e)	7.25%	04/01/2023	19,990
25,000	First Quantum Minerals, Ltd.(e)	6.50%	03/01/2024	25,195
85,000	GFL Environmental, Inc.(e)	5.13%	12/15/2026	85,836
105,000	Intelligent Packaging, Ltd. Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC(e)	6.00%	09/15/2028	103,688
110,000	Mercer International, Inc.	5.13%	02/01/2029	106,280
60,000	Precision Drilling Corp.(e)	7.13%	01/15/2026	61,270
25,000	Precision Drilling Corp.(e)	6.88%	01/15/2029	25,405
80,000	Strathcona Resources, Ltd.(e)	6.88%	08/01/2026	80,713
				884,134
France - 2.76%
100,000	Afflelou SAS(f)	4.25%	05/19/2026	108,439
120,000	Altice France SA(e)	5.50%	01/15/2028	111,448
55,000	Altice France SA(e)	5.13%	07/15/2029	49,368
100,000	Altice France SA(e)	4.25%	10/15/2029	100,651
100,000	Banijay Entertainment SASU(e)	3.50%	03/01/2025	110,725
100,000	CAB SELAS(f)	3.38%	02/01/2028	105,493
100,000	Chrome Bidco SASU(e)	3.50%	05/31/2028	106,153
35,000	Iliad Holding SASU(e)	6.50%	10/15/2026	35,140
155,000	Iliad Holding SASU(e)	5.63%	10/15/2028	171,504
100,000	Kapla Holding SAS(f)	3.38%	12/15/2026	106,174
100,000	Loxam SAS	5.75%	07/15/2027	108,482
100,000	Paprec Holding SA(f)	3.50%	07/01/2028	105,670
				1,219,247
Germany - 1.47%
100,000	Cheplapharm Arzneimittel GmbH(f)	4.38%	01/15/2028	109,658
100,000	Gruenenthal GmbH(e)	4.13%	05/15/2028	107,998
100,000	IHO Verwaltungs GmbH(f)(g)	3.75% (4.50%)	09/15/2026	107,572
100,000	Nidda BondCo GmbH(f)	7.25%	09/30/2025	105,558
100,000	Renk AG/Frankfurt am Main(f)	5.75%	07/15/2025	111,533
100,000	TUI Cruises GmbH(f)	6.50%	05/15/2026	105,094
				647,413
Great Britain - 2.17%
100,000	Arqiva Broadcast Finance PLC	6.75%	09/30/2023	131,771
55,000	Connect Finco SARL / Connect US Finco LLC(e)	6.75%	10/01/2026	56,028
100,000	eG Global Finance PLC(f)	6.25%	10/30/2025	110,678
100,000	INEOS Finance PLC(f)	2.88%	05/01/2026	105,664
100,000	INEOS Quattro Finance 1 PLC(f)	3.75%	07/15/2026	104,312
100,000	Pinnacle Bidco PLC(f)	5.50%	02/15/2025	111,362
100,000	Thames Water Kemble Finance PLC(f)	4.63%	05/19/2026	126,924
100,000	Victoria PLC	3.63%	08/24/2026	106,737

See Notes to Financial Statements.

78	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$100,000	Vodafone Group PLC(d)	3.00% -5Y EUR SWAP	08/27/2080	$101,510
				954,986
Hong Kong - 0.18%
85,000	Seaspan Corp.(e)	5.50%	08/01/2029	79,650

Ireland - 0.53%
100,000	eircom Finance DAC	3.50%	05/15/2026	109,372
100,000	Virgin Media Vendor Financing Notes III DAC(e)	4.88%	07/15/2028	124,221
				233,593
Italy - 1.93%
100,000	Bormioli Pharma SpA(d)(f)	3M EUR L + 3.50%	11/15/2024	101,610
100,000	Brunello Bidco SpA(e)	3.50%	02/15/2028	104,567
100,000	Cedacri Mergeco SPA(d)(e)	3M EUR L + 4.625%	05/15/2028	110,114
100,000	Centurion Bidco SpA(f)	5.88%	09/30/2026	107,905
100,000	Gamma Bidco SpA(d)(f)	3M EUR L + 6.00%	07/15/2025	111,040
100,000	Guala Closures SpA(f)	3.25%	06/15/2028	100,032
100,000	Sofima Holding SpA(f)	3.75%	01/15/2028	103,976
100,000	Telecom Italia SpA	4.00%	04/11/2024	113,657
				852,901
Jersey - 0.29%
100,000	AA Bond Co., Ltd.(f)	6.50%	01/31/2026	129,038

Luxembourg - 2.51%
55,000	Altice Financing SA(e)	5.75%	08/15/2029	50,077
100,000	Altice Financing SA(e)	4.25%	08/15/2029	98,942
100,000	Altice France Holding SA(e)	4.00%	02/15/2028	95,279
100,000	ARD Finance SA(e)(g)	5.00%	06/30/2027	100,853
100,000	Cirsa Finance International Sarl(e)	4.50%	03/15/2027	104,975
100,000	Dana Financing Luxembourg Sarl(e)	3.00%	07/15/2029	101,065
110,000	EverArc Escrow Sarl(e)	5.00%	10/30/2029	100,719
45,000	Intelsat Jackson Holdings SA(e)	6.50%	03/15/2030	45,000
100,000	Matterhorn Telecom SA(f)	4.00%	11/15/2027	108,313
100,000	Summer BC Holdco B SARL(f)	5.75%	10/31/2026	112,580
85,000	Telecom Italia Capital SA	6.38%	11/15/2033	81,388
100,000	Telenet Finance Luxembourg Notes SARL(f)	3.50%	03/01/2028	108,381
				1,107,572
Netherlands - 2.56%
115,000	Energizer Gamma Acquisition BV(e)	3.50%	06/30/2029	112,436
100,000	OCI NV(e)	4.63%	10/15/2025	100,863
100,000	Sigma Holdco BV(f)	5.75%	05/15/2026	90,987
100,000	Titan Holdings II BV(f)	5.13%	07/15/2029	102,085
100,000	Trivium Packaging Finance BV(e)	3.75%	08/15/2026	108,663

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	79

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$200,000	UPC Holding BV(e)	5.50%	01/15/2028	$197,941
125,000	WP/AP Telecom Holdings IV BV(e)	3.75%	01/15/2029	131,840
45,000	Ziggo Bond Co. BV(e)	5.13%	02/28/2030	41,961
100,000	Ziggo Bond Co. BV(f)	3.38%	02/28/2030	98,109
145,000	Ziggo Bond Co. BV(e)	3.38%	02/28/2030	142,259
				1,127,144
Spain - 0.95%
100,000	Grifols Escrow Issuer SA(e)	3.88%	10/15/2028	105,533
100,000	Grupo Antolin-Irausa SA(f)	3.38%	04/30/2026	97,139
100,000	Kaixo Bondco Telecom SA(e)	5.13%	09/30/2029	104,067
105,000	Lorca Telecom Bondco SA(e)	4.00%	09/18/2027	112,282
				419,021
Sweden - 0.92%
100,000	Intrum AB(f)	3.00%	09/15/2027	102,104
100,000	Samhallsbyggnadsbolaget i Norden AB(c)(d)	3.223% -5Y EUR SWAP	12/31/2049	91,248
100,000	Verisure Holding AB(f)	3.88%	07/15/2026	108,406
100,000	Verisure Midholding AB(f)	5.25%	02/15/2029	102,405
				404,163
United States - 34.78%
40,000	Academy, Ltd.(e)	6.00%	11/15/2027	41,000
135,000	Acadia Healthcare Co., Inc.(e)	5.50%	07/01/2028	135,844
10,000	Acadia Healthcare Co., Inc.(e)	5.00%	04/15/2029	9,884
70,000	Acuris Finance US, Inc. / Acuris Finance SARL(e)	5.00%	05/01/2028	64,462
65,000	Affinity Gaming(e)	6.88%	12/15/2027	63,340
70,000	Ahead DB Holdings LLC(e)	6.63%	05/01/2028	62,682
45,000	Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC(e)	5.88%	02/15/2028	44,930
45,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(e)	5.88%	11/01/2029	43,345
105,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(e)	6.63%	07/15/2026	106,386
60,000	American Airlines, Inc.(e)	11.75%	07/15/2025	70,125
95,000	American Axle & Manufacturing, Inc.	5.00%	10/01/2029	89,240
80,000	American Finance Trust, Inc. / American Finance Operating Partner LP(e)	4.50%	09/30/2028	72,164
175,000	APX Group, Inc.(e)	6.75%	02/15/2027	179,204
70,000	APX Group, Inc.(e)	5.75%	07/15/2029	64,006
10,000	Aramark Services, Inc.(e)	6.38%	05/01/2025	10,278
115,000	Aramark Services, Inc.(e)	5.00%	02/01/2028	111,756
45,000	Archrock Partners LP / Archrock Partners Finance Corp.(e)	6.88%	04/01/2027	45,558
105,000	Archrock Partners LP / Archrock Partners Finance Corp.(e)	6.25%	04/01/2028	103,688

See Notes to Financial Statements.

80	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$105,000	Arconic Corp.(e)	6.13%	02/15/2028	$105,546
75,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp.(e)	7.00%	11/01/2026	77,039
110,000	ASP Unifrax Holdings, Inc.	5.25%	09/30/2028	102,325
150,000	AssuredPartners, Inc.(e)	5.63%	01/15/2029	138,349
65,000	At Home Group, Inc.(e)	4.88%	07/15/2028	57,981
55,000	At Home Group, Inc.(e)	7.13%	07/15/2029	47,682
100,000	Avantor Funding, Inc.(f)	3.88%	07/15/2028	111,314
71,000	Bausch Health Cos., Inc.(e)	6.13%	04/15/2025	71,666
185,000	Bausch Health Cos., Inc.(e)	6.13%	02/01/2027	186,396
65,000	Bausch Health Cos., Inc.(e)	4.88%	06/01/2028	62,325
45,000	BellRing Brands, Inc.(e)	7.00%	03/15/2030	46,012
60,000	Big River Steel LLC / BRS Finance Corp.(e)	6.63%	01/31/2029	63,052
65,000	Brink's Co.(e)	5.50%	07/15/2025	65,593
45,000	Buckeye Partners LP(e)	4.50%	03/01/2028	43,200
85,000	Cablevision Lightpath LLC(e)	5.63%	09/15/2028	77,720
125,000	Caesars Entertainment, Inc.(e)	6.25%	07/01/2025	129,215
160,000	Calpine Corp.(e)	5.13%	03/15/2028	152,706
175,000	Carnival Corp.(e)	5.75%	03/01/2027	167,125
50,000	CCO Holdings LLC / CCO Holdings Capital Corp.(e)	5.50%	05/01/2026	50,789
25,000	CCO Holdings LLC / CCO Holdings Capital Corp.(e)	5.00%	02/01/2028	24,785
15,000	CCO Holdings LLC / CCO Holdings Capital Corp.(e)	5.38%	06/01/2029	15,026
120,000	CCO Holdings LLC / CCO Holdings Capital Corp.(e)	4.75%	03/01/2030	115,439
55,000	CDI Escrow Issuer, Inc.(e)	5.75%	04/01/2030	55,619
130,000	Cedar Fair LP	5.25%	07/15/2029	128,259
65,000	Central Garden & Pet Co.	5.13%	02/01/2028	64,655
80,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.(e)	5.75%	03/01/2025	80,096
5,000	Cheniere Energy Partners LP(e)	3.25%	01/31/2032	4,554
90,000	Cheniere Energy, Inc.	4.63%	10/15/2028	90,416
25,000	Chesapeake Energy Corp.(e)	5.50%	02/01/2026	25,638
40,000	Chesapeake Energy Corp.(e)	5.88%	02/01/2029	41,358
30,000	CHS/Community Health Systems, Inc.(e)	8.00%	03/15/2026	31,277
60,000	CHS/Community Health Systems, Inc.(e)	5.63%	03/15/2027	61,183
160,000	CHS/Community Health Systems, Inc.(e)	6.00%	01/15/2029	161,952
15,000	CHS/Community Health Systems, Inc.(e)	4.75%	02/15/2031	14,196
65,000	Churchill Downs, Inc.(e)	5.50%	04/01/2027	65,845
10,000	Churchill Downs, Inc.(e)	4.75%	01/15/2028	9,719
145,000	CITGO Petroleum Corp.(e)	7.00%	06/15/2025	146,067
35,000	CITGO Petroleum Corp.(e)	6.38%	06/15/2026	35,280
65,000	Cleveland-Cliffs, Inc.(e)	6.75%	03/15/2026	68,353
75,000	Colgate Energy Partners III LLC(e)	7.75%	02/15/2026	80,054

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	81

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$35,000	Colgate Energy Partners III LLC(e)	5.88%	07/01/2029	$36,145
34,000	CommScope Technologies LLC(e)	6.00%	06/15/2025	32,242
155,000	CommScope Technologies LLC(e)	5.00%	03/15/2027	134,952
30,000	CommScope, Inc.(e)	6.00%	03/01/2026	30,384
25,000	CommScope, Inc.(e)	7.13%	07/01/2028	22,613
30,000	CommScope, Inc.(e)	4.75%	09/01/2029	27,671
85,000	Comstock Resources, Inc.(e)	6.75%	03/01/2029	87,795
25,000	Comstock Resources, Inc.(e)	5.88%	01/15/2030	24,662
55,000	Consensus Cloud Solutions, Inc.(e)	6.50%	10/15/2028	54,757
70,000	Consolidated Communications, Inc.(e)	5.00%	10/01/2028	60,378
130,000	Coty, Inc.(e)	5.00%	04/15/2026	126,826
50,000	Crocs, Inc.(e)	4.25%	03/15/2029	44,308
62,000	CrownRock LP / CrownRock Finance, Inc.(e)	5.63%	10/15/2025	63,259
35,000	CrownRock LP / CrownRock Finance, Inc.(e)	5.00%	05/01/2029	35,074
115,000	CSC Holdings LLC(e)	5.75%	01/15/2030	102,548
25,000	CSC Holdings LLC(e)	5.00%	11/15/2031	20,993
20,000	Cushman & Wakefield US Borrower LLC(e)	6.75%	05/15/2028	20,933
100,000	CVR Energy, Inc.(e)	5.25%	02/15/2025	97,238
30,000	CVR Energy, Inc.(e)	5.75%	02/15/2028	28,511
20,000	Dana, Inc.	5.38%	11/15/2027	19,902
30,000	Dana, Inc.	5.63%	06/15/2028	30,352
30,000	DCP Midstream Operating LP(e)	6.45%	11/03/2036	34,631
20,000	DCP Midstream Operating LP	5.60%	04/01/2044	21,058
145,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(e)	5.88%	08/15/2027	142,836
35,000	DISH DBS Corp.	7.75%	07/01/2026	34,816
85,000	DISH DBS Corp.(e)	5.25%	12/01/2026	81,122
30,000	DISH DBS Corp.(e)	5.75%	12/01/2028	28,444
55,000	DISH DBS Corp.	5.13%	06/01/2029	46,909
45,000	Edgewell Personal Care Co.(e)	5.50%	06/01/2028	44,848
65,000	Elastic NV(e)	4.13%	07/15/2029	60,530
50,000	EnLink Midstream LLC(e)	5.63%	01/15/2028	51,070
60,000	EnLink Midstream Partners LP	5.05%	04/01/2045	48,769
15,000	EQM Midstream Partners LP(e)	4.50%	01/15/2029	14,056
40,000	EQM Midstream Partners LP(e)	4.75%	01/15/2031	37,460
50,000	Everi Holdings, Inc.(e)	5.00%	07/15/2029	47,429
100,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(e)	6.75%	01/15/2030	92,123
10,000	FirstCash, Inc.(e)	4.63%	09/01/2028	9,317
100,000	FirstCash, Inc.(e)	5.63%	01/01/2030	96,199
30,000	Frontier Communications Holdings LLC(e)	5.88%	10/15/2027	29,836
195,000	Frontier Communications Holdings LLC(e)	5.00%	05/01/2028	187,439

See Notes to Financial Statements.

82	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$35,000	Frontier Communications Holdings LLC(e)	6.75%	05/01/2029	$33,648
35,000	Go Daddy Operating Co. LLC / GD Finance Co, Inc.(e)	5.25%	12/01/2027	35,220
55,000	Goodyear Tire & Rubber Co.	9.50%	05/31/2025	58,316
75,000	Greystar Real Estate Partners LLC(e)	5.75%	12/01/2025	75,688
100,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.(e)	5.75%	01/20/2026	100,189
100,000	Herc Holdings, Inc.(e)	5.50%	07/15/2027	101,523
105,000	Hertz Corp.(e)	4.63%	12/01/2026	98,198
75,000	Hess Midstream Operations LP(e)	5.63%	02/15/2026	77,061
5,000	Hess Midstream Operations LP(e)	5.13%	06/15/2028	5,006
50,000	Hess Midstream Operations LP(e)	4.25%	02/15/2030	47,265
45,000	HUB International, Ltd.(e)	7.00%	05/01/2026	45,577
55,000	HUB International, Ltd.(e)	5.63%	12/01/2029	52,629
100,000	Hunt Companies, Inc.(e)	5.25%	04/15/2029	95,460
40,000	IAA, Inc.(e)	5.50%	06/15/2027	40,149
10,000	iHeartCommunications, Inc.	8.38%	05/01/2027	10,352
110,000	iHeartCommunications, Inc.(e)	5.25%	08/15/2027	108,957
100,000	International Game Technology PLC	3.50%	06/15/2026	111,625
145,000	Iron Mountain, Inc.(e)	5.25%	03/15/2028	143,304
15,000	Iron Mountain, Inc.(e)	5.00%	07/15/2028	14,650
55,000	Iron Mountain, Inc.(e)	5.25%	07/15/2030	53,975
2,000	Kraft Heinz Foods Co.	6.88%	01/26/2039	2,465
125,000	LABL, Inc.(e)	5.88%	11/01/2028	117,422
45,000	Laredo Petroleum, Inc.	9.50%	01/15/2025	46,993
70,000	LD Holdings Group LLC(e)	6.50%	11/01/2025	65,700
120,000	Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc.(e)	5.00%	02/01/2026	115,354
75,000	Level 3 Financing, Inc.	5.25%	03/15/2026	75,248
20,000	Level 3 Financing, Inc.(e)	4.63%	09/15/2027	18,863
75,000	LFS Topco LLC(e)	5.88%	10/15/2026	70,401
165,000	Lumen Technologies, Inc.(e)	5.13%	12/15/2026	157,456
5,000	Lumen Technologies, Inc.(e)	4.50%	01/15/2029	4,310
63,000	Marriott Ownership Resorts, Inc.(e)	6.13%	09/15/2025	64,653
215,000	Mauser Packaging Solutions Holding Co.(e)	5.50%	04/15/2024	214,439
200,000	Mauser Packaging Solutions Holding Co.(f)	4.75%	04/15/2024	220,229
70,000	MEDNAX, Inc.(e)	5.38%	02/15/2030	67,680
60,000	Mercer International, Inc.	5.50%	01/15/2026	60,522
34,000	MGIC Investment Corp.	5.25%	08/15/2028	33,626
75,000	Minerva Merger Sub, Inc.(e)	6.50%	02/15/2030	72,853
60,000	ModivCare Escrow Issuer, Inc.(e)	5.00%	10/01/2029	56,046
110,000	Mozart Debt Merger Sub, Inc.(e)	5.25%	10/01/2029	102,404
165,000	MPH Acquisition Holdings LLC(e)	5.50%	09/01/2028	158,514
105,000	Nabors Industries, Ltd.(e)	7.25%	01/15/2026	105,175

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	83

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$30,000	Nabors Industries, Ltd.(e)	7.50%	01/15/2028	$29,312
70,000	Nationstar Mortgage Holdings, Inc.(e)	5.75%	11/15/2031	66,884
35,000	NCR Corp.(e)	5.75%	09/01/2027	35,047
115,000	NCR Corp.(e)	5.13%	04/15/2029	110,693
70,000	NCR Corp.(e)	6.13%	09/01/2029	70,330
35,000	New Enterprise Stone & Lime Co., Inc.(e)	9.75%	07/15/2028	35,345
115,000	New Enterprise Stone & Lime Co., Inc.(e)	5.25%	07/15/2028	110,802
130,000	NFP Corp.(e)	6.88%	08/15/2028	124,315
5,000	NuStar Logistics LP	6.00%	06/01/2026	5,063
55,000	NuStar Logistics LP	6.38%	10/01/2030	55,803
40,000	Oceaneering International, Inc.	4.65%	11/15/2024	39,508
20,000	Olin Corp.	5.63%	08/01/2029	20,288
105,000	Olin Corp.	5.00%	02/01/2030	104,171
75,000	Olympus Water US Holding Corp.(e)	4.25%	10/01/2028	68,265
55,000	Olympus Water US Holding Corp.(e)	6.25%	10/01/2029	48,781
10,000	OneMain Finance Corp.	7.13%	03/15/2026	10,700
150,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV(e)	5.13%	04/30/2031	144,952
90,000	Ortho-Clinical Diagnostics, Inc. / Ortho- Clinical Diagnostics SA(e)	7.25%	02/01/2028	92,815
35,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(e)	6.25%	06/15/2025	35,962
20,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(e)	5.00%	08/15/2027	19,596
75,000	Owens & Minor, Inc.(e)	6.63%	04/01/2030	77,283
105,000	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.	4.38%	10/15/2028	96,672
220,000	Par Pharmaceutical, Inc.(e)	7.50%	04/01/2027	205,660
65,000	PDC Energy, Inc.	5.75%	05/15/2026	65,993
50,000	PennyMac Financial Services, Inc.(e)	5.38%	10/15/2025	49,580
75,000	Performance Food Group, Inc.(e)	5.50%	10/15/2027	74,731
25,000	PG&E Corp.	5.00%	07/01/2028	24,193
50,000	PG&E Corp.	5.25%	07/01/2030	48,560
155,000	Pike Corp.(e)	5.50%	09/01/2028	146,356
50,000	Powdr Corp.(e)	6.00%	08/01/2025	51,333
220,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(e)	6.25%	01/15/2028	215,648
110,000	Primo Water Holdings, Inc.(f)	3.88%	10/31/2028	113,680
45,000	QVC, Inc.	4.75%	02/15/2027	43,169
50,000	QVC, Inc.	4.38%	09/01/2028	45,707
80,000	Railworks Holdings LP / Railworks Rally, Inc.(e)	8.25%	11/15/2028	82,303
10,000	Realogy Group LLC / Realogy Co.-Issuer Corp.(e)	5.75%	01/15/2029	9,444
115,000	Realogy Group LLC / Realogy Co.-Issuer Corp.(e)	5.25%	04/15/2030	105,944
70,000	Rockcliff Energy II LLC(e)	5.50%	10/15/2029	70,181

See Notes to Financial Statements.

84	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$20,000	Royal Caribbean Cruises, Ltd.(e)	5.38%	07/15/2027	$19,245
95,000	Royal Caribbean Cruises, Ltd.(e)	5.50%	04/01/2028	90,693
20,000	Sabre GLBL, Inc.(e)	9.25%	04/15/2025	22,206
50,000	Sabre GLBL, Inc.(e)	7.38%	09/01/2025	52,293
135,000	SCIL IV LLC / SCIL USA Holdings LLC(e)	5.38%	11/01/2026	124,412
100,000	SeaWorld Parks & Entertainment, Inc.(e)	5.25%	08/15/2029	95,580
35,000	SEG Holding LLC / SEG Finance Corp.(e)	5.63%	10/15/2028	35,039
80,000	Six Flags Entertainment Corp.(e)	5.50%	04/15/2027	80,003
30,000	Six Flags Theme Parks, Inc.(e)	7.00%	07/01/2025	31,360
40,000	Southwestern Energy Co.	8.38%	09/15/2028	43,949
40,000	Standard Industries, Inc.(e)	5.00%	02/15/2027	39,726
40,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88%	03/01/2027	40,604
15,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.88%	04/15/2026	15,479
30,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.00%	01/15/2028	30,450
180,000	Tenet Healthcare Corp.(e)	6.25%	02/01/2027	184,986
15,000	Tenet Healthcare Corp.(e)	5.13%	11/01/2027	15,090
20,000	Tenet Healthcare Corp.(e)	6.13%	10/01/2028	20,347
65,000	TMS International Corp.(e)	6.25%	04/15/2029	61,874
105,000	TransDigm, Inc.(e)	8.00%	12/15/2025	109,926
70,000	TransDigm, Inc.(e)	6.25%	03/15/2026	71,951
30,000	TransDigm, Inc.	5.50%	11/15/2027	29,812
70,000	TransDigm, Inc.	4.63%	01/15/2029	65,536
10,000	Tronox, Inc.(e)	6.50%	05/01/2025	10,350
60,000	Twitter, Inc.(e)	5.00%	03/01/2030	59,802
80,000	Uber Technologies, Inc.(e)	7.50%	05/15/2025	83,569
70,000	Uber Technologies, Inc.(e)	7.50%	09/15/2027	74,725
20,000	Uber Technologies, Inc.(e)	6.25%	01/15/2028	20,705
55,000	Univar Solutions USA, Inc./Washington(e)	5.13%	12/01/2027	55,052
35,000	Univision Communications, Inc.(e)	9.50%	05/01/2025	36,798
115,000	Univision Communications, Inc.(e)	6.63%	06/01/2027	120,597
40,000	US Foods, Inc.(e)	6.25%	04/15/2025	41,051
60,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	04/01/2026	60,641
30,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	09/01/2027	30,161
20,000	Venture Global Calcasieu Pass LLC(e)	3.88%	08/15/2029	19,472
30,000	Venture Global Calcasieu Pass LLC(e)	4.13%	08/15/2031	29,484
65,000	Vine Engergy Holdings LLC(e)	6.75%	04/15/2029	68,940
65,000	Vistra Operations Co. LLC(e)	5.00%	07/31/2027	64,057
115,000	VM Consolidated, Inc.(e)	5.50%	04/15/2029	108,167
145,000	WASH Multifamily Acquisition, Inc.(e)	5.75%	04/15/2026	145,600

40,000	Weekley Homes LLC / Weekley Finance Corp.(e)	4.88%	09/15/2028	36,938

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	85

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$140,000	Western Midstream Operating LP	5.50%	08/15/2048	$138,502
95,000	WR Grace Holdings LLC(e)	4.88%	06/15/2027	93,072
60,000	WR Grace Holdings LLC(e)	5.63%	08/15/2029	56,256
155,000	Xerox Holdings Corp.(e)	5.00%	08/15/2025	156,998
55,000	Xerox Holdings Corp.(e)	5.50%	08/15/2028	53,695
				15,343,540

TOTAL HIGH YIELD DEBT
(Cost $24,659,242)				23,542,538

Shares/Description		Value
RIGHTS - 0.00%(b)(h)
198	DBI Investors, Inc., Strike Price 0.01, Expires 12/31/2049(a)	18

TOTAL RIGHTS
(Cost $11,231)		18

WARRANTS - 0.01%(b)
4	David's Bridal, Strike Price 219.47, Expires 01/18/2024(a)	–
11	Toys R Us Propco Warrant, Strike Price 0.01, Expires 12/31/2049(a)	–
237	Windstream Holdings Inc -Pvt Warrant, Strike Price 0.00, Expires 12/31/2049	3,688

TOTAL WARRANTS
(Cost $106,180)		3,688

SHORT-TERM INVESTMENTS -8.01%
3,533,168	State Street Institutional Trust (7 Day Yield 0.16%)	3,533,168

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,533,168)		3,533,168

TOTAL INVESTMENTS - 100.38%
(Cost $45,843,789)		44,282,616
CASH SEGREGATED AT CUSTODIAN FOR FORWARD FOREIGN CURRENCY CONTRACTS - 0.11%		50,000
LIABILITIES IN EXCESS OF OTHER ASSETS -(0.49)%		(219,449)
NET ASSETS - 100.00%		$44,113,167

See Notes to Financial Statements.

86	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

Investment Abbreviations:

EURIBOR - Euro Interbank Offered Rate

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

Libor Rates:

1M  US L - 1 Month LIBOR as of March 31, 2022 was 0.45%

3M  US L - 3 Month LIBOR as of March 31, 2022 was 0.96%

6M  US L - 6 Month LIBOR as of March 31, 2022 was 1.47%

3M  EUR L - 3 Month EURIBOR as of March 31, 2022 was -0.46%

6M  EUR L - 6 Month EURIBOR as of March 31, 2022 was -0.37%

5Y  EUR SWAP - 5 Year Euro ICE Swap Rate as of March 31, 2022 was -0.25%

(a)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b)	Non-income producing security.
(c)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(d)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Board and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $16,847,820, which represents approximately 38.19% of net assets as of March 31, 2022.
(f)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Board. As of March 31, 2022, the aggregate fair value of those securities was $3,653,465, representing 8.28% of net assets.
(g)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(h)	Less than 0.005%.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	87

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2022 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2022	Fund Delivering	U.S. $ Value at March 31, 2022	Unrealized Appreciation/ Depreciation

State Street Corporation	4/6/2022	EUR	$103,620	USD	$103,161	$459
State Street Corporation	4/6/2022	USD	5,999,142	EUR	5,937,372	61,770
State Street Corporation	4/6/2022	USD	814,475	EUR	806,089	8,386
State Street Corporation	4/6/2022	USD	546,970	GBP	536,070	$10,900
State Street Corporation	4/6/2022	USD	319,006	GBP	312,649	6,357
						$87,872

State Street Corporation	4/6/2022	GBP	$13,058	USD	$13,188	$(130)
State Street Corporation	4/6/2022	GBP	10,576	USD	10,589	(13)
State Street Corporation	4/6/2022	USD	52,183	EUR	52,715	(532)
State Street Corporation	4/6/2022	USD	431,224	EUR	434,146	(2,922)
						$(3,597)

See Notes to Financial Statements.

88	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund

Statement of Assets and Liabilities	March 31, 2022 (Unaudited)

ASSETS:
Investment in securities:
At cost	$69,306,694
At value	$68,661,144
Dividends receivable	103,849
Receivable for fund shares sold	59,147
Interest receivable	52,161
Receivable for fund investments sold	50,793
Prepaid expenses and other assets	15,366
Total Assets	68,942,461

LIABILITIES:
Payable for fund shares redeemed	10,136
Payable to Adviser	57,483
Payable for fund accounting and administration fees	11,343
Accrued 12b-1 fees - Class R Shares	4,790
Payable for custodian fees	34,492
Payable for audit fees	14,102
Payable to transfer agent	7,454
Interest payable on facility loan	2,996
Other accrued expenses	333
Total Liabilities	143,129
Net Assets	$68,799,332

NET ASSETS CONSIST OF:
Paid-in capital	$69,038,022
Total distributable earnings/(accumulated deficit)	(238,690)
Net Assets	$68,799,332

PRICING OF SHARES:
Class I Shares
Net Assets	$45,876,828
Shares of common stock outstanding
(unlimited number of shares, no par value)	6,232,528
Net Asset Value Per Share, Offering and Redemption Price Per Share	$7.36
Class R Shares
Net Assets	$22,922,504
Shares of common stock outstanding
(unlimited number of shares, no par value)	3,109,857
Net Asset Value Per Share, Offering and Redemption Price Per Share	$7.37

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	89

RiverNorth/DoubleLine Strategic Income Fund

Statement of Assets and Liabilities	March 31, 2022 (Unaudited)

ASSETS:
Investment in securities:
At cost	$2,075,590,516
At value	$1,872,870,078

Investment in affiliates:
At cost	33,972,583
At value	32,080,788
Receivable for fund investments sold	15,862,347
Interest receivable	7,660,122
Receivable for fund shares sold	3,804,045
Dividends receivable	1,436,569
Prepaid expenses and other assets	100,800
Total Assets	1,933,814,749

LIABILITIES:
Payable for fund investments purchased	8,898,770
Foreign cash due to custodian (Cost 2,594)	2,594
Payable for fund shares redeemed	1,359,988
Payable to Adviser	1,239,991
Payable for fund accounting and administration fees	577,756
Accrued 12b-1 fees - Class R Shares	26,032
Payable for custodian fees	161,991
Payable for audit fees	22,078
Payable to transfer agent	40,955
Interest payable on facility loan	59,693
Other accrued expenses	2,190
Total Liabilities	12,392,038
Net Assets	$1,921,422,711

NET ASSETS CONSIST OF:
Paid-in capital	$2,137,918,288
Total distributable earnings/(accumulated deficit)	(216,495,577)
Net Assets	$1,921,422,711

PRICING OF SHARES:
Class I Shares
Net Assets	$1,809,489,085
Shares of common stock outstanding (unlimited number of shares, no par value)	183,993,576
Net Asset Value Per Share, Offering and Redemption Price Per Share	$9.83
Class R Shares
Net Assets	$111,933,626
Shares of common stock outstanding (unlimited number of shares, no par value)	11,358,722
Net Asset Value Per Share, Offering and Redemption Price Per Share	$9.85

See Notes to Financial Statements.

90	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund

Statement of Assets and Liabilities	March 31, 2022 (Unaudited)

ASSETS:
Investment in securities:
At cost	$45,843,789
At value	$44,282,616

Foreign currency, at value (Cost $27,164)	27,187
Receivable for fund investments sold	645,800
Interest receivable	384,168
Unrealized appreciation on forward foreign currency contracts	87,872
Cash segregated at custodian for forward foreign currency contracts	50,000
Receivable for fund shares sold	14,586
Dividends receivable	8,682
Prepaid expenses and other assets	20,706
Total Assets	45,521,617

LIABILITIES:
Payable for fund investments purchased	1,197,907
Payable for fund shares redeemed	1,418
Unrealized depreciation on forward foreign currency contracts	3,597
Payable to Adviser	24,600
Payable for fund accounting and administration fees	121,478
Accrued 12b-1 fees - Class R Shares	931
Payable for custodian fees	32,938
Payable for audit fees	17,095
Payable to transfer agent	5,895
Interest payable on facility loan	1,747
Other accrued expenses	844
Total Liabilities	1,408,450
Net Assets	$44,113,167

NET ASSETS CONSIST OF:
Paid-in capital	$50,484,155
Total distributable earnings/(accumulated deficit)	(6,370,988)
Net Assets	$44,113,167

PRICING OF SHARES:
Class I Shares
Net Assets	$39,705,326
Shares of common stock outstanding
(unlimited number of shares, no par value)	4,327,713
Net Asset Value Per Share, Offering and Redemption Price Per Share	$9.17
Class R Shares
Net Assets	$4,407,841
Shares of common stock outstanding
(unlimited number of shares, no par value)	481,015
Net Asset Value Per Share, Offering and Redemption Price Per Share	$9.16

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	91

RiverNorth Core Opportunity Fund

Statement of Operations	For the Six Months Ended March 31, 2022 (Unaudited)

INVESTMENT INCOME:
Dividend income	$2,556,954
Interest income	151,973
Total Investment Income	2,708,927

EXPENSES:
Investment Adviser fee	376,541
12b-1 fees - Class R Shares	29,678
Transfer agent expenses	20,944
Registration expenses	19,976
Accounting and administration fee	19,380
Compliance expense	14,465
Facility loan fees	13,641
Audit expenses	12,941
Custodian expenses	10,281
Printing expenses	4,798
Trustee expenses	3,266
Legal expenses	2,234
Insurance expenses	690
Miscellaneous expenses	5,482
Total Expenses	534,317
Net Investment Income	2,174,610

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	467,969
Net realized gain	467,969
Net change in unrealized appreciation/depreciation on:
Investments	(4,715,710)
Net change in unrealized appreciation/depreciation	(4,715,710)
Net Realized and Unrealized Loss on Investments	(4,247,741)
Net Decrease in Net Assets Resulting from Operations	$(2,073,131)

See Notes to Financial Statements.

92	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund

Statement of Operations	For the Six Months Ended March 31, 2022 (Unaudited)

INVESTMENT INCOME:
Dividend income	$9,825,737
Dividend income from affiliated securities	568,557
Interest income	45,540,452
Other income	90,156
Foreign taxes reclaimed	2,160
Total Investment Income	56,027,062

EXPENSES:
Investment Adviser fee	7,505,159
Accounting and administration fee	518,290
12b-1 fees - Class R Shares	165,566
Facility loan fees	128,259
Compliance expense	93,294
Transfer agent expenses	88,418
Trustee expenses	79,716
Custodian expenses	61,379
Printing expenses	59,058
Legal expenses	43,753
Registration expenses	35,787
Audit expenses	20,917
Insurance expenses	14,123
Miscellaneous expenses	54,894
Total Expenses	8,868,613
Net Investment Income	47,158,449

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	(3,036,926)
Net realized loss	(3,036,926)
Net change in unrealized appreciation/depreciation on:
Investments	(136,216,804)
Affiliated Investments	(1,221,929)
Net change in unrealized appreciation/depreciation	(137,438,733)
Net Realized and Unrealized Loss on Investments	(140,475,659)
Net Decrease in Net Assets Resulting from Operations	$(93,317,210)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	93

RiverNorth/Oaktree High Income Fund

Statement of Operations	For the Six Months Ended March 31, 2022 (Unaudited)

INVESTMENT INCOME:
Dividend income	$39,199
Interest income	1,033,871
Other income	14,518
Foreign taxes withheld	(19,132)
Total Investment Income	1,068,456

EXPENSES:
Investment Adviser fee	225,944
Accounting and administration fee	68,216
Registration expenses	19,454
Transfer agent expenses	17,533
Audit expenses	15,933
Compliance expense	12,970
Facility loan fees	11,357
12b-1 fees - Class R Shares	5,623
Custodian expenses	5,120
Printing expenses	3,931
Trustee expenses	1,799
Legal expenses	1,700
Insurance expenses	326
Miscellaneous expenses	4,211
Total expenses	394,117
Less fees waived/reimbursed by Investment Adviser:	(83,594)
Class I Shares	(75,274)
Class R Shares	(8,320)
Net Expenses	310,523
Net Investment Income	757,933

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	(18,315)
Forward Foreign Currency Contracts	460,342
Translation of assets and liabilities denominated in foreign currencies	(6,622)
Net realized gain	435,405
Net change in unrealized appreciation/depreciation on:
Investments	(2,011,301)
Forward Foreign Currency Contracts	(98,233)
Translation of assets and liabilities denominated in foreign currencies	(1,259)
Net change in unrealized appreciation/depreciation	(2,110,793)
Net Realized and Unrealized Loss on Investments, translation of assets and liabilities denominated in foreign currencies and forward foreign currency contracts	(1,675,388)
Net Decrease in Net Assets Resulting from Operations	$(917,455)

See Notes to Financial Statements.

94	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,174,610	$2,503,081
Net realized gain	467,969	13,125,576
Long-term capital gains from other investment companies	–	565,724
Net change in unrealized appreciation/depreciation on investments	(4,715,710)	6,389,430
Net increase/(decrease) in net assets resulting from operations	(2,073,131)	22,583,811

DISTRIBUTIONS TO SHAREHOLDERS:
Class I shares	(10,555,168)	(3,148,616)
Class R shares	(4,653,471)	(1,632,358)
Net decrease in net assets from distributions to shareholders	(15,208,639)	(4,780,974)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	2,909,272	8,348,674
Reinvestment of distributions	9,841,938	2,779,849
Cost of shares redeemed	(10,258,027)	(17,705,774)
Net increase/(decrease) in net assets from capital share transactions	2,493,183	(6,577,251)
Class R Shares
Proceeds from shares sold	1,531,212	1,900,425
Reinvestment of distributions	4,587,353	1,550,292
Cost of shares redeemed	(3,811,592)	(11,311,038)
Net increase/(decrease) in net assets from capital share transactions	2,306,973	(7,860,321)
Net Increase/(Decrease) in Net Assets	(12,481,614)	3,365,265

NET ASSETS:
Beginning of period/year	$80,572,530	$77,207,265
End of period/year	$68,090,916	$80,572,530

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	95

RiverNorth Core Opportunity Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	350,518	943,399
Shares issued in reinvestment of distributions	1,278,685	322,701
Shares redeemed	(1,297,757)	(2,093,907)
Net increase/(decrease) from share transactions	331,446	(827,807)

Class R Shares
Shares sold	198,882	217,473
Shares issued in reinvestment of distributions	595,247	180,777
Shares redeemed	(445,384)	(1,295,488)
Net increase/(decrease) from share transactions	348,745	(897,238)

See Notes to Financial Statements.

96	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$47,158,449	$72,764,539
Net realized gain/(loss)	(3,036,926)	46,151,888
Long-term capital gains from other investment companies	–	31,770
Net change in unrealized appreciation/depreciation on investments	(137,438,733)	15,431,293
Net increase/(decrease) in net assets resulting from operations	(93,317,210)	134,379,490

DISTRIBUTIONS TO SHAREHOLDERS:
Class I shares	(43,670,664)	(73,505,027)
Class R shares	(2,816,755)	(5,148,979)
Net decrease in net assets from distributions to shareholders	(46,487,419)	(78,654,006)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	284,774,816	535,909,799
Reinvestment of distributions	37,496,722	63,682,135
Cost of shares redeemed	(279,281,330)	(443,840,174)
Net increase in net assets from capital share transactions	42,990,208	155,751,760
Class R Shares
Proceeds from shares sold	18,224,569	44,563,657
Reinvestment of distributions	2,767,928	5,057,864
Cost of shares redeemed	(41,177,942)	(42,065,796)
Net increase/(decrease) in net assets from capital share transactions	(20,185,445)	7,555,725
Net Increase/(Decrease) in Net Assets	(116,999,866)	219,032,969

NET ASSETS:
Beginning of period/year	$2,035,260,743	$1,816,227,774
End of period/year	$1,918,260,877	$2,035,260,743

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	97

RiverNorth/DoubleLine Strategic Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	27,765,673	51,080,769
Shares issued in reinvestment of distributions	3,671,829	6,089,656
Shares redeemed	(27,533,172)	(42,478,497)
Net increase from share transactions	3,904,330	14,691,928

Class R Shares
Shares sold	1,768,540	4,233,570
Shares issued in reinvestment of distributions	270,113	482,815
Shares redeemed	(4,044,529)	(4,010,903)
Net increase/(decrease) from share transactions	(2,005,876)	705,482

See Notes to Financial Statements.

98	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$757,933	$1,580,918
Net realized gain	435,405	743,942
Net change in unrealized appreciation/depreciation	(2,110,793)	1,437,705
Net increase/(decrease) in net assets resulting from operations	(917,455)	3,762,565

DISTRIBUTIONS TO SHAREHOLDERS:
Class I Shares	(712,625)	(1,425,508)
Class R Shares	(73,396)	(157,316)
Net decrease in net assets from distributions to shareholders	(786,021)	(1,582,824)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	603,275	898,392
Reinvestment of distributions	712,014	1,422,378
Cost of shares redeemed	(1,469,432)	(3,254,457)
Net decrease in net assets from capital share transactions	(154,143)	(933,687)

Class R Shares
Proceeds from shares sold	110,751	425,555
Reinvestment of distributions	72,822	155,684
Cost of shares redeemed	(154,427)	(1,256,467)
Net increase/(decrease) in net assets from capital share transactions	29,146	(675,228)

Net Increase/(Decrease) in Net Assets	(1,828,473)	570,826

NET ASSETS:
Beginning of period/year	$45,934,150	$45,363,324
End of period/year	44,105,677	45,934,150

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2022	99

RiverNorth/Oaktree High Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	64,282	94,482
Shares issued in reinvestment of distributions	76,083	150,730
Shares redeemed	(156,695)	(344,168)
Net decrease from share transactions	(16,330)	(98,956)

Class R Shares
Shares sold	11,707	44,895
Shares issued in reinvestment of distributions	7,791	16,518
Shares redeemed	(16,430)	(133,029)
Net increase/(decrease) from share transactions	3,068	(71,616)

See Notes to Financial Statements.
100	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth Core Opportunity Fund	Class I
Financial Highlights

Net asset value - beginning of period
Income/(Loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations
Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period
Total Return(d)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):

Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(f)
Ratio of net investment income to average net assets including fee waivers and reimbursements(f)
Ratios to Average Net Assets (excluding interest expense):

Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(f)
Ratio of net investment income to average net assets including fee waivers and reimbursements(f)
Portfolio turnover rate

See Notes to Financial Statements.
102	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019		For the Year Ended September 30, 2018		For the Year Ended September 30, 2017
$9.30		$7.43	$8.05	$10.88		$12.37		$11.33
0.24		0.28	0.16	0.24		0.27		0.17
(0.37)		2.11	(0.41)	(0.25	)(b)	0.42		1.45
(0.13)		2.39	(0.25)	(0.01)		0.69		1.62
(0.20)		(0.39)	(0.19)	(0.18)		(0.40)		(0.30)
(1.61)		(0.13)	(0.18)	(2.64)		(1.78)		(0.28)
–		–	–	–		–		–
(1.81)		(0.52)	(0.37)	(2.82)		(2.18)		(0.58)
–		–	–	0.00	(c)	0.00	(c)	0.00	(c)
(1.94)		1.87	(0.62)	(2.83)		(1.49)		1.04
$7.36		$9.30	$7.43	$8.05		$10.88		$12.37
(1.89	%)(e)	32.96%	(3.00%)	3.51%		5.92%		14.71%
$45,877		$54,868	$49,994	$66,662		$65,592		$109,627
N/A	(g)	N/A	N/A	1.22%		N/A		1.12%
N/A	(g)	N/A	N/A	1.22%		N/A		1.12%
N/A	(g)	N/A	N/A	2.88%		N/A		1.45%
N/A	(g)	N/A	N/A	2.88%		N/A		1.45%
1.34	%(g)	1.33%	1.29%	1.22%		1.17%		1.12%
1.34	%(g)	1.33%	1.29%	1.22%		1.17%		1.12%
5.88	%(g)	3.19%	2.10%	2.88%		2.37%		1.45%
5.88	%(g)	3.19%	2.10%	2.88%		2.37%		1.45%
61	%(e)	182%	110%	36%		58	%(h)	39	%(h)

Semi-Annual Report | March 31, 2022	103

RiverNorth Core Opportunity Fund	Class I
Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c)	Less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(g)	Annualized.
(h)	Portfolio turnover does not include redemptions in-kind.

See Notes to Financial Statements.
104	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth Core Opportunity Fund	Class R
Financial Highlights

Net asset value - beginning of period
Income/(Loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations
Less distributions:
From net investment income
From net realized gain on investments
Total distributions
Paid-in capital from redemption fees(a)
Net increase/ (decrease) in net asset value
Net asset value - end of period
Total Return(d)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(f)
Ratio of net investment income to average net assets including fee waivers and reimbursements(f)
Ratios to Average Net Assets (excluding interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(f)
Ratio of net investment income to average net assets including fee waivers and reimbursements(f)
Portfolio turnover rate

See Notes to Financial Statements.
106	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019		For the Year Ended September 30, 2018		For the Year Ended September 30, 2017
$9.31		$7.44	$8.06	$10.89		$12.37		$11.32
0.23		0.25	0.15	0.22		0.23		0.16
(0.37)		2.12	(0.42)	(0.26	)(b)	0.44		1.44
(0.14)		2.37	(0.27)	(0.04)		0.67		1.60
(0.19)		(0.37)	(0.18)	(0.17)		(0.37)		(0.27)
(1.61)		(0.13)	(0.17)	(2.62)		(1.78)		(0.28)
(1.80)		(0.50)	(0.35)	(2.79)		(2.15)		(0.55)
–		–	–	0.00	(c)	0.00	(c)	0.00	(c)
(1.94)		1.87	(0.62)	(2.83)		(1.48)		1.05
$7.37		$9.31	$7.44	$8.06		$10.89		$12.37
(1.99	%)(e)	32.58%	(3.24%)	3.23%		5.70%		14.51%
$22,923		$25,705	$27,213	$40,344		$67,199		$213,737
N/A	(g)	N/A	N/A	1.48%		N/A		1.37%
N/A	(g)	N/A	N/A	1.48%		N/A		1.37%
N/A	(g)	N/A	N/A	2.62%		N/A		1.38%
N/A	(g)	N/A	N/A	2.62%		N/A		1.38%
1.59	%(g)	1.58%	1.54%	1.48%		1.41%		1.37%
1.59	%(g)	1.58%	1.54%	1.48%		1.41%		1.37%
5.57	%(g)	2.88%	1.93%	2.62%		2.02%		1.38%
5.57	%(g)	2.88%	1.93%	2.62%		2.02%		1.38%
61	%(e)	182%	110%	36%		58	%(h)	39	%(h)

Semi-Annual Report | March 31, 2022	107

RiverNorth Core Opportunity Fund	Class R
Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c)	Less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(g)	Annualized.
(h)	Portfolio turnover does not include redemptions in-kind.

See Notes to Financial Statements.
108	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/DoubleLine Strategic Income Fund	Class I
Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period
Total Return(c)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Ratios to Average Net Assets (excluding interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e) Portfolio turnover rate

See Notes to Financial Statements.
110	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
$10.52		$10.20	$10.33	$10.08	$10.61	$10.61
0.24		0.38	0.45	0.52	0.47	0.40
(0.69)		0.38	(0.10)	0.28	(0.44)	0.08
(0.45)		0.76	0.35	0.80	0.03	0.48
(0.24)		(0.44)	(0.46)	(0.55)	(0.51)	(0.45)
–		–	–	–	(0.04)	(0.03)
–		–	(0.02)	–	(0.01)	–
(0.24)		(0.44)	(0.48)	(0.55)	(0.56)	(0.48)
–		–	–	0.00 (b)	0.00 (b)	0.00 (b)
(0.69)		0.32	(0.13)	0.25	(0.53)	–
$9.83		$10.52	$10.20	$10.33	$10.08	$10.61
(4.37	%)(d)	7.52%	3.51%	8.21%	0.33%	4.67%
$1,809,489		$1,894,398	$1,686,872	$1,858,103	$1,715,495	$2,024,142
N/A	(f)	N/A	N/A	0.86%	N/A	N/A
N/A	(f)	N/A	N/A	0.86%	N/A	N/A
N/A	(f)	N/A	N/A	5.13%	N/A	N/A
N/A	(f)	N/A	N/A	5.13%	N/A	N/A
0.86	%(f)	0.87%	0.87%	0.86%	0.86%	0.85%
0.86	%(f)	0.86%	0.87%	0.86%	0.86%	0.85%
4.60	%(f)	3.66%	4.42%	5.13%	4.60%	3.80%
4.60	%(f)	3.66%	4.42%	5.13%	4.60%	3.80%
59	%(d)	100%	81%	60%	37%	50%

Semi-Annual Report | March 31, 2022	111

RiverNorth/DoubleLine Strategic Income Fund	Class I
Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.
112	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/DoubleLine Strategic Income Fund	Class R
Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(c)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)

Ratios to Average Net Assets (excluding interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e) Portfolio turnover rate

See Notes to Financial Statements.
114	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
$10.54		$10.22	$10.35	$10.09	$10.62	$10.62
0.22		0.36	0.43	0.50	0.45	0.38
(0.69)		0.37	(0.10)	0.28	(0.45)	0.08
(0.47)		0.73	0.33	0.78	–	0.46
(0.22)		(0.41)	(0.44)	(0.52)	(0.48)	(0.43)
–		–	–	–	(0.04)	(0.03)
–		–	(0.02)	–	(0.01)	–
(0.22)		(0.41)	(0.46)	(0.52)	(0.53)	(0.46)
–		–	–	0.00 (b)	0.00 (b)	0.00 (b)
(0.69)		0.32	(0.13)	0.26	(0.53)	–
$9.85		$10.54	$10.22	$10.35	$10.09	$10.62
(4.48	%)(d)	7.23%	3.24%	8.03%	0.07%	4.40%
$111,934		$140,863	$129,355	$167,141	$165,472	$208,143
N/A	(f)	N/A	N/A	1.11%	N/A	N/A
N/A	(f)	N/A	N/A	1.11%	N/A	N/A
N/A	(f)	N/A	N/A	4.90%	N/A	N/A
N/A	(f)	N/A	N/A	4.90%	N/A	N/A
1.11	%(f)	1.12%	1.12%	1.11%	1.11%	1.10%
1.11	%(f)	1.11%	1.12%	1.11%	1.11%	1.10%
4.33	%(f)	3.41%	4.18%	4.90%	4.34%	3.56%
4.33	%(f)	3.42%	4.18%	4.90%	4.34%	3.56%
59	%(d)	100%	81%	60%	37%	50%

Semi-Annual Report | March 31, 2022	115

RiverNorth/DoubleLine Strategic Income Fund	Class R
Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.
116	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/Oaktree High Income Fund	Class I
Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period
Total Return(c)

Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e) Portfolio turnover rate

See Notes to Financial Statements.
118	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
$9.53		$9.09	$9.55	$9.58	$9.73	$9.48
0.16		0.33	0.34	0.38	0.39	0.35
(0.36)		0.44	(0.35)	0.07	(0.18)	0.31
(0.20)		0.77	(0.01)	0.45	0.21	0.66
(0.16)		(0.33)	(0.37)	(0.48)	(0.24)	(0.38)
–		–	(0.08)	–	(0.12)	(0.03)
(0.16)		(0.33)	(0.45)	(0.48)	(0.36)	(0.41)
–		–	–	0.00 (b)	0.00 (b)	0.00 (b)
(0.36)		0.44	(0.46)	(0.03)	(0.15)	0.25
$9.17		$9.53	$9.09	$9.55	$9.58	$9.73
(2.08	%)(d)	8.55%	(0.02%)	4.85%	2.22%	7.11%
$39,705		$41,386	$40,375	$45,306	$49,856	$63,842
1.72	%(f)	1.75%	N/A	1.58%	1.54%	1.35%
1.35	%(f)	1.35%	N/A	1.36%	1.36%	1.35%
4.97	%(f)	3.07%	N/A	3.83%	3.84%	3.59%
5.34	%(f)	3.47%	N/A	4.05%	4.02%	3.59%
1.72	%(f)	1.75%	1.69%	1.57%	1.53%	1.35%
1.35	%(f)	1.35%	1.35%	1.35%	1.35%	1.35%
4.97	%(f)	3.07%	3.43%	3.84%	3.83%	3.59%
5.34	%(f)	3.47%	3.78%	4.06%	4.01%	3.59%
32	%(d)	72%	80%	52%	76%	121%

Semi-Annual Report | March 31, 2022	119

RiverNorth/Oaktree High Income Fund	Class I

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.

120	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/Oaktree High Income Fund	Class R

Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(c)

Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

See Notes to Financial Statements.

122	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017

$9.52		$9.08	$9.54	$9.58	$9.72	$9.47

0.24		0.30	0.32	0.36	0.36	0.32
(0.45)		0.45	(0.36)	0.05	(0.16)	0.32
(0.21)		0.75	(0.04)	0.41	0.20	0.64

(0.15)		(0.31)	(0.35)	(0.45)	(0.23)	(0.36)
–		–	(0.07)	–	(0.11)	(0.03)
(0.15)		(0.31)	(0.42)	(0.45)	(0.34)	(0.39)
–		–	–	0.00 (b)	0.00 (b)	0.00 (b)
(0.36)		0.44	(0.46)	(0.04)	(0.14)	0.25
$9.16		$9.52	$9.08	$9.54	$9.58	$9.72

(2.20	%)(d)	8.31%	(0.27%)	4.48%	2.07%	6.83%

$4,408		$4,548	$4,989	$5,937	$6,758	$7,635

1.97	%(f)	2.00%	N/A	1.83%	1.79%	1.63%
1.60	%(f)	1.60%	N/A	1.61%	1.61%	1.60%

4.71	%(f)	2.83%	N/A	3.58%	3.60%	3.29%

5.08	%(f)	3.22%	N/A	3.80%	3.78%	3.33%

1.97	%(f)	2.00%	1.95%	1.82%	1.78%	1.63%
1.60	%(f)	1.60%	1.60%	1.60%	1.60%	1.60%

4.71	%(f)	2.83%	3.19%	3.59%	3.59%	3.29%

5.08	%(f)	3.22%	3.53%	3.81%	3.77%	3.33%
32	%(d)	72%	80%	52%	76%	121%

Semi-Annual Report | March 31, 2022	123

RiverNorth/Oaktree High Income Fund	Class R

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.

124	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2022 (Unaudited)

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies.

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of the Trust on July 18, 2006 and commenced investment operations on December 27, 2006. The Core Opportunity Fund offers two classes of shares, Class I Shares (inception date of August 11, 2014) and Class R Shares (inception date of December 27, 2006). The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC ("RiverNorth" or the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two classes of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two classes of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth. The High Income Fund’s sub-adviser is Oaktree Fund Advisors, LLC (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”). Effective August 10, 2021, as part of an internal corporate reorganization, Oaktree Capital Management, L.P., the Fund’s previous sub-adviser, transferred its sub-advisory agreement with the High Income Fund to Oaktree. The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE” or the "Exchange") on the fiscal period end of the Funds.

Semi-Annual Report | March 31, 2022	125

RiverNorth Funds	Notes to Financial Statements

March 31, 2022 (Unaudited)

Security Valuation: The Funds’ assets and other financial instruments are recorded at their estimated fair value as described in Note 3.

Security Transactions and Related Income: The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds, and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loans transactions may be in excess of seven business days. Interest only stripped mortgage backed securities ("IO Strips") are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s net asset value ("NAV"). The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations. During the six months ended March 31, 2022, no foreign capital gains tax was accrued or paid by the Fund.

Other: The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

126	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2022 (Unaudited)

Principal Investment Risks: All mutual funds carry a certain amount of risk. For more information on the related risks of investing in the Funds, please refer to the prospectus of each Fund.

Share Valuation: The NAV is generally calculated as of the close of trading on the NYSE (normally 4:00 p.m. Eastern Time) every day the Exchange is open. The NAV is calculated by taking the total value of each Fund’s or class’ assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the NAV per share.

Expenses: Some expenses of the Trust can be directly attributed to a Fund or a Fund specific share class. Expenses which cannot be directly attributed are apportioned among all Funds and Fund series classes in the Trust based on average net assets or another method approved by the Board.

Federal Income Taxes: The Funds make no provision for federal income tax. Each Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by distributing substantially all of its taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

As of and during the six months ended March 31, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statements of Operations. During the six months ended March 31, 2022, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of the Funds.

Semi-Annual Report | March 31, 2022	127

RiverNorth Funds	Notes to Financial Statements

March 31, 2022 (Unaudited)

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, rights and warrants, closed-end funds, exchange-traded funds, preferred stocks, business development companies and special purpose acquisition companies, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or a Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or a Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

128	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2022 (Unaudited)

Investments in mutual funds, including short-term investments and open-end funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, convertible corporate bonds, U.S. government bonds and notes, foreign government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. government/agency mortgage backed securities, business development company notes, bank loans, collateralized loan obligations, municipal bonds, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern Time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Semi-Annual Report | March 31, 2022	129

RiverNorth Funds	Notes to Financial Statements

March 31, 2022 (Unaudited)

Good faith pricing may also be used in instances when the bonds in which the Funds invest default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at March 31, 2022 in valuing the Funds’ assets and liabilities:

Core Opportunity Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$49,289,888	$5,242	$–	$49,295,130
Business Development Companies	896,619	–	–	896,619
Special Purpose Acquisition Companies	7,133,374	–	–	7,133,374
Exchange Traded Funds	790,181	–	–	790,181
Preferred Stocks	392,544	–	–	392,544
Business Development Company Notes	1,922,930	3,318,189	–	5,241,119
Rights	2,499	–	–	2,499
Warrants	41,546	–	–	41,546
Short-Term Investments	4,868,132	–	–	4,868,132
Total	$65,337,713	$3,323,431	$–	$68,661,144

130	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2022 (Unaudited)

Strategic Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$338,833,010	$–	$–	$338,833,010
Common Stocks	197,250,112	517,451	–	197,767,563
Open-End Funds	32,080,788	–	–	32,080,788
Preferred Stocks	–	89,060	–	89,060
Business Development Company Notes	8,134,474	15,528,017	–	23,662,491
Foreign Corporate Bonds	–	70,734,056	–	70,734,056
U.S. Corporate Bonds	–	142,573,157	–	142,573,157
Convertible Corporate Bonds	–	74,059	–	74,059
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	14,927,647	–	14,927,647
Bank Loans	–	42,047,894	–	42,047,894
Collateralized Loan Obligations	–	60,298,500	–	60,298,500
Equity - Linked Notes	–	–	–	–
Non-Agency Collateralized Mortgage Obligations	–	396,679,834	–	396,679,834
U.S. Government Bonds and Notes	–	195,404,147	–	195,404,147
Municipal Bonds	–	244,938	–	244,938
U.S. Government / Agency Mortgage Backed Securities	–	225,345,836	–	225,345,836
Warrants(a)	–	–	–	–
Short-Term Investments	164,187,886	–	–	164,187,886
Total	$740,486,270	$1,164,464,596	$–	$1,904,950,866

Semi-Annual Report | March 31, 2022	131

RiverNorth Funds	Notes to Financial Statements

March 31, 2022 (Unaudited)

High Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$2,167,727	$–	$–	$2,167,727
Common Stocks	–	39	88,345	88,384
Preferred Stocks	–	–	126,027	126,027
Bank Loans	–	14,821,066	–	14,821,066
High Yield Debt	–	23,542,538	–	23,542,538
Rights	–	–	18	18
Warrants	–	3,688	–	3,688
Short-Term Investments	3,533,168	–	–	3,533,168
Total	$5,700,895	$38,367,331	$214,390	$44,282,616

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$–	$87,872	$–	$87,872
Liabilities
Forward Foreign Currency Contracts	$–	$(3,597)	$–	$(3,597)
Total	$–	$84,275	$–	$84,275

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

132	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2022 (Unaudited)

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of September 30, 2021	Accrued Discount/ premium	Return of Capital	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of March 31, 2022	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at March 31, 2022
High Income Fund
Common Stocks	$75,753	$–	$–	$–	$12,592	$–	$–	$–	$–	$88,345	$24,171
Preferred Stocks	117,002	–	–	–	5	9,000	–	–	–	126,027	5
Rights	28	–	–	–	(10)	–	–	–	–	18	(10)
	$192,803	$–	$–	$–	$12,587	$9,000	$–	$–	$–	$214,390	$24,166

The table below provides additional information about the Level 3 Fair Value Measurements as of March 31, 2022:

Quantitative Information about Level 3 Fair Value Measurements

High Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)	Value/Range (Weighted Average)

Common Stocks	$88,345	Market Comparable Companies	EBITDA Multiple	6.25x-7.25x (6.75x)
			Revenue Multiple	0.25x-0.35x (0.3x)

Preferred Stocks	126,027	Market Comparable Companies	EBITDA Multiple	12.25x-12.75x (12.5x)
			Revenue Multiple	0.25x-0.35x (0.3x)

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Inputs	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease

Semi-Annual Report | March 31, 2022	133

RiverNorth Funds	Notes to Financial Statements

March 31, 2022 (Unaudited)

4. DERIVATIVE FINANCIAL INSTRUMENTS

The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the six months ended March 31, 2022, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked-to-market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

134	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2022 (Unaudited)

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

If required by the forward foreign currency contracts, the High Income Fund has segregated sufficient assets as collateral to satisfy the current obligations with respect to forward foreign currency contracts, and this is reflected as Cash segregated at custodian for forward foreign currency contracts on the High Income Fund’s Statement of Assets and Liabilities.

The effect of derivatives instruments on each Fund's Statement of Assets and Liabilities as of March 31, 2022:

		Asset Derivatives
Fund	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Unrealized appreciation on forward foreign currency contracts	$87,872

		Liabilities Derivatives
Fund	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Unrealized depreciation on forward foreign currency contracts	$(3,597)

Semi-Annual Report | March 31, 2022	135

RiverNorth Funds	Notes to Financial Statements

March 31, 2022 (Unaudited)

The effect of derivatives instruments on each Fund's Statement of Operations for the six months ended March 31, 2022:

Fund	Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Net realized gain/(loss) on Forward Foreign Currency Contracts/ Net change in unrealized appreciation/ depreciation on Forward Foreign Currency Contracts	$460,342	$(98,233)

The forward currency contracts average notional amount during the six months ended March 31, 2022, is noted below.

Fund	Average Notional Amount of Forward Foreign Currency Contracts
High Income Fund	$8,161,930

Offsetting Arrangements: Certain derivative contracts are executed under standardized netting agreements. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

136	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2022 (Unaudited)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of March 31, 2022.

Offsetting of Derivatives Asset
				Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Cash Collateral Received(a)	Net Amount
High Income Fund
Forward Foreign Currency Contracts	$87,872	$–	$87,872	$(3,597)	$–	$84,275
Total	$87,872	$–	$87,872	$(3,597)	$–	$84,275

Offsetting of Derivatives Liability
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset(a)	Cash Collateral Pledged(a)	Net Amount
High Income Fund
Forward Foreign Currency Contracts	$3,597		$3,597	$(3,597)	$–	$–
Total	$3,597	$–	$3,597	$(3,597)	$–	$–

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

Semi-Annual Report | March 31, 2022	137

RiverNorth Funds	Notes to Financial Statements

March 31, 2022 (Unaudited)

5. LOAN PARTICIPATIONS AND ASSIGNMENTS

The Strategic Income Fund and High Income Fund may each invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Strategic Income Fund and High Income Fund will normally invest in corporate debt issuers in North America and Europe. The Strategic Income Fund’s and High Income Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Strategic Income Fund and High Income Fund may each invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Strategic Income Fund and High Income Fund will generally purchase assignments of these loans, in which case they will typically become lenders for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the Strategic Income Fund and High Income Fund generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Strategic Income Fund and High Income Fund may each be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The Strategic Income Fund and High Income Fund may each enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Strategic Income Fund and High Income Fund have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Strategic Income Fund and High Income Fund may each receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Strategic Income Fund and High Income Fund may each receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. At March 31, 2022, the Strategic Income Fund and High Income Fund had $2,894,982 and $1,142,907 respectively, in unsettled domestic and foreign loan commitments.

6. ADVISORY FEES, TRUSTEE FEES AND OTHER AGREEMENTS

The Adviser serves as the investment adviser to the Funds. Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objectives and policies. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of the average daily net assets of the Funds.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2022 (Unaudited)

The following table reflects the Funds’ contractual management fee rates (expressed as an annual rate).

Fund	Contractual Management Fee
Core Opportunity Fund	1.00%
Strategic Income Fund	0.75%
High Income Fund	1.00%

The Adviser has contractually agreed to waive the High Income Fund’s management fees and/or reimburse expenses (excluding brokerage fees and commissions; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund invests; and extraordinary expenses) of the High Income Fund until at least January 31, 2023 in order to maintain the Total Annual Fund Operating Expenses After Fee Deferral and/or Reimbursement at 1.60% and 1.35% for the Class R shares and Class I shares, respectively. This agreement may be terminated by the Board on 60 days’ written notice to the Adviser. Any waiver or reimbursement is subject to repayment by the High Income Fund within three years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board. The recoupment period is limited to three years from the time the expenses were waived or incurred, and such recoupment is limited to the lesser of (i) the expense cap in effect at the time of the waiver, and (ii) the expense cap in effect at the time of recapture.

For the six months ended March 31, 2022, reimbursed expenses for the High Income Fund subject to potential recovery by year of expiration are as follows:

	Expiring September 30,
	2022	2023	2024	2025
High Income Fund
Class I	$104,992	$145,507	$163,274	$75,274
Class R	$13,864	$19,074	$19,154	$8,320
Total	$111,856	$164,581	$182,428	$83,594

Effective January 28, 2022 and through at least January 31, 2023, the Adviser has contractually agreed to defer management fees and/or reimburse certain expenses in an amount equal to the sum of any acquired fund fees and expenses, if any, incurred by the Strategic Income Fund's investment in acquired funds managed by the Adviser or an investment adviser controlling, controlled by or under common control with RiverNorth. The agreement may be termined by the Board on 60 days' written notice to the Adviser. The Adviser may recoup any waived or reimbursed amounts from the Strategic Income Fund provided that the recoupment period is limited to three years from the time the expenses were waived or incurred, and such recoupment is limited to the lesser of (i) the applicable expense limitation in effect at the time of the waiver, and (ii) the applicable expense limitation in effect at the time of recapture. Prior to January 28, 2022, the Adviser had voluntarily agreed to waive these fees for the Strategic Income Fund.

For the six months ended March 31, 2022, the Adviser waived $93,809 in affiliated management fees attributable to the Strategic Income Fund related to the Fund's investment in an affiliate fund, the High Income Fund. The Investment Adviser Fee disclosed on the Strategic Income Fund's Statement of Operations is reflective of this waiver of affiliated management fees.

Semi-Annual Report | March 31, 2022	139

RiverNorth Funds	Notes to Financial Statements

March 31, 2022 (Unaudited)

DoubleLine is the investment sub-adviser to the Strategic Income Fund. Oaktree Capital is the investment sub-adviser to the High Income Fund. Under the terms of the sub-advisory agreements, the Sub-Advisers, subject to the supervision of the Adviser and the Board of Trustees, provide to the Strategic Income Fund and the High Income Fund such investment advice as deemed advisable and will furnish a continuous investment program for the portion of assets managed in the respective Fund consistent with the respective Fund's investment objective and policies. As compensation for its sub-advisory services, the Adviser, out of its own fee, is obligated to pay each Sub-Adviser a fee computed and accrued daily and paid monthly in arrears based on an annual rate of the average daily net assets of the Strategic Income Fund and the High Income Fund.

ALPS Fund Services, Inc. (“ALPS”) provides the Funds with fund administration and fund accounting services. ALPS also serves as transfer agent, dividend paying and shareholder servicing agent for the Funds (“Transfer Agent”). ALPS receives an annual fee based on the Funds' average daily net assets, subject to certain minimums.

State Street Bank & Trust, Co. serves as the Funds’ custodian.

The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits the Funds to pay the Adviser for distribution and promotion expenses related to marketing shares of the Funds. The amount payable annually by the Class R shares of the Core Opportunity Fund, the Class R Shares of the Strategic Income Fund, and the Class R Shares of the High Income Fund is 0.25% of the average daily net assets. The expenses of the Funds’ Plan are reflected as 12b-1 fees in the Statements of Operations.

The Funds have entered into a Distribution Agreement with ALPS Distributors, Inc., an affiliate of ALPS, to provide distribution services to the Funds. The Distributor serves as underwriter/distributor of shares of the Funds.

Trustees who are “interested persons” of the Trust receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $36,000 per year, plus $1,500 per meeting attended from the Trust. In addition, the chair of the audit committee receives $1,000 annually and the lead independent Trustee receives $250 annually. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings. A Trustee and certain Officers of the Trust are also employees of the Adviser, the Distributor or ALPS.

The Trust's officers receive no compensation directly from the Trust for performing the duties of their offices. The Trust's Chief Compliance Officer ("CCO") provides compliance services to the Trust and is also an employee and CCO of the Adviser. The CCO receives compensation directly from the Adviser for his compliance services. The Trust reimburses the Adviser for certain compliance costs related to the Funds, inclusive of a portion of the CCO's compensation. The expenses of the CCO are reflected as Compliance expenses in the Statements of Operations.

140	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2022 (Unaudited)

7. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund.

The tax character of distributions paid by the Funds during the fiscal year ended September 30, 2021, was as follows:

	Ordinary Income	Tax-Exempt Income	Distributions paid from Long-Term Capital Gain	Return of Capital	Total
Core Opportunity Fund	$3,460,956	$45,613	$1,274,405	$–	$4,780,974
Strategic Income Fund	78,654,006	–	–	–	78,654,006
High Income Fund	1,582,824	–	–	–	1,582,824

Components of Distributable Earnings on a Tax Basis: The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets reported under GAAP. Accordingly, for the year ended September 30, 2021, certain differences were reclassified. The amounts reclassified did not affect net assets. The reclassifications were as follows:

	Paid-in Capital	Total Distributable Earnings
Core Opportunity Fund	$–	$–
Strategic Income Fund	(2,749,698)	2,749,698
High Income Fund	(43,909)	43,909

At September 30, 2021, the components of distributable earnings on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income	Accumulated Capital Gains/(Losses)	Net Unrealized Appreciation/ (Depreciation)	Other Cumulative Effect of Timing Differences	Total
Core Opportunity Fund	$10,251,418	$3,563,128	$2,520,118	$–	$16,334,664
Strategic Income Fund	624,894	(8,091,303)	(69,636,675)	–	(77,103,084)
High Income Fund	32,455	(5,093,054)	612,013	(182,507)	(4,631,093)

Capital Losses: As of March 31, 2022, the following Funds had capital loss carryforwards which may reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax pursuant to the Code. The capital loss carryforwards may be carried forward indefinitely.

Semi-Annual Report | March 31, 2022	141

RiverNorth Funds	Notes to Financial Statements

March 31, 2022 (Unaudited)

Capital losses carried forward were as follows:

Fund	Non-Expiring Short-Term	Non-Expiring Long-Term
Strategic Income Fund	$–	$8,091,303
High Income Fund	1,116,297	3,976,757

The Strategic Income Fund used capital loss carryovers during year ended September 30, 2021 in the amount of $38,607,801.

Unrealized Appreciation and Depreciation on Investments: The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at March 31, 2022, were as follows:

Fund	Gross Appreciation (excess of value over tax)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Core Opportunity Fund*	$3,832,220	$(4,844,105)	$(1,011,885)	$69,673,029
Strategic Income Fund*	22,866,978	(229,837,802)	(206,970,824)	2,111,921,617
High Income Fund*	326,265	(1,803,517)	(1,477,252)	45,844,143

*	The difference between book and tax basis unrealized appreciation/(depreciation) for the Funds is attributable primarily to passive foreign investment companies, wash sales, forward contract mark to market, and tax treatment of certain other investments.

8. INVESTMENT TRANSACTIONS

Investment transactions for the six months ended March 31, 2022, excluding U.S. government obligations and short-term investments, were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Core Opportunity Fund	$41,671,519	$40,694,671
Strategic Income Fund	1,182,147,460	1,051,057,803
High Income Fund	13,913,035	15,949,219

Investment Transactions in long term U.S. Government Obligations for the six months ended March 31, 2022 were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Strategic Income Fund	$582,127,662	$595,610,016

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RiverNorth Funds	Notes to Financial Statements

March 31, 2022 (Unaudited)

9. INVESTMENTS IN AFFILIATED COMPANIES

The Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the 1940 Act, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, shares and value of investment in affiliated companies for the six months ended March 31, 2022 were as follows:

Strategic Income Fund

Security Name	Value as of September 30, 2021	Purchases	Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value as of March 31, 2022	Share Balance as of March 31, 2022	Distributions
Controlled Investments:
RiverNorth/Oaktree High Income Fund	$32,734,160	$568,557	$–	$–	$(1,221,929)	$32,080,788	3,496,696	$568,557
	$32,734,160	$–	$–	$–	$(1,221,929)	$32,080,788	3,496,696	$568,557

10. REVOLVING LINE OF CREDIT

On April 8, 2014, the Funds entered into a $100,000,000 committed, unsecured Revolving Credit Agreement with State Street Bank & Trust, Co. The Revolving Credit Agreement was amended on April 17, 2015, April 5, 2016, April 4, 2017, April 3, 2018, April 2, 2019, March 31, 2020, March 30, 2021 and on March 29, 2022. The Revolving Credit Agreement expires on March 28, 2023. Borrowings under this arrangement bear interest at the higher of the Federal Funds Rate and the Overnight Bank Funding Rate in effect on the day the loan is made plus 1.25%, which was 1.57% at March 31, 2022. For the six months ended March 31, 2022, the Funds paid a facility fee on unloaned balances equal to the product of $100,000,000 less the principal amount of loans outstanding and 0.25%.

For the six months ended March 31, 2022, Core Opportunity Fund, Strategic Income Fund and High Income Fund had no borrowings under the Revolving Credit Agreement.

Semi-Annual Report | March 31, 2022	143

RiverNorth Funds	Notes to Financial Statements

March 31, 2022 (Unaudited)

11. BENEFICIAL OWNERSHIP

On March 31, 2022, there were an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest are shown in the Statements of Changes in Net Assets.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. Beneficial owners owning more than 25% of the voting securities for the benefit of their customers of each class of each Fund, as of March 31, 2022, are listed below:

Fund	Shareholder Name	Percentage Interest
Core Opportunity Fund – Class I	Pershing	34.16%
Core Opportunity Fund – Class I	UBS Financial Services, Inc.	28.18%
Core Opportunity Fund – Class R	Charles Schwab & Company, Inc.	35.14%
Core Opportunity Fund – Class R	National Financial Services, LLC	25.89%
Strategic Income Fund – Class I	Charles Schwab & Company, Inc.	47.08%
Strategic Income Fund – Class R	Charles Schwab & Company, Inc.	41.12%
Strategic Income Fund – Class R	TD Ameritrade, Inc.	29.48%
High Income Fund – Class I	RiverNorth/DoubleLine Strategic Income Fund	80.80%
High Income Fund – Class R	Charles Schwab & Company, Inc.	64.86%

12. RELATED PARTY TRANSACTIONS

The Strategic Income Fund engaged in cross trades with other affiliated funds during the six months ended March 31, 2022 pursuant to Rule 17a-7 under the 1940 Act. Generally, cross trading is the buying or selling of portfolio securities between funds to which the Adviser or Sub-Adviser serves as the investment adviser or sub-adviser. The Board previously adopted procedures that apply to transactions between the Fund and its affiliates pursuant to Rule 17a-7. At its regularly scheduled meetings, the Board reviews such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a-7 and each Fund’s procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of a Fund. During the six months ended March 31, 2022, there were no purchases of affiliated funds by the Strategic Income Fund.

13. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

144	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2022 (Unaudited)

14. LIBOR TRANSITION

Certain of the Funds’ investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). In July of 2017, the head of the UK Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and ICE Benchmark Administrator have since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing Secured Overnight Financing Rate Data (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Underlying Funds and Funds. The effect of any changes to, or discontinuation of, LIBOR on the Underlying Funds and Funds will depend on, among other things, (1) existing fallback or termination provisions in individual contracts, and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. For example, current information technology systems may be unable to accommodate new instruments and rates with features that differ from LIBOR. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Underlying Funds and Funds until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the completion of the transition. All of the aforementioned may adversely affect the Funds' performance or NAV.

15. CORONAVIRUS (COVID-19) PANDEMIC

Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and in many cases unprecedented volatility and severe losses due to the global pandemic caused by COVID-19, a novel coronavirus. The outbreak was first detected in December 2019 and subsequently spread globally, and since then, the number of cases has fluctuated and new "variants" have been confirmed around the world. The pandemic has resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, supply chain disruptions, and so-called “stay-at-home” orders throughout much of the United States and many other countries. The fall-out from these disruptions has included the rapid closure of businesses deemed “non-essential” by federal, state, or local governments and rapidly increasing unemployment, as well as greatly reduced liquidity for certain instruments at times. Some sectors of the economy and individual issuers have experienced particularly large losses. Such disruptions may continue for an extended period of time or reoccur in the future to a similar or greater extent. In response, the U.S. government and the Federal Reserve have taken extraordinary actions to support the domestic economy and financial markets, resulting in very low interest rates and in some cases negative yields. Although vaccines for COVID-19 are becoming widely available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

Semi-Annual Report | March 31, 2022	145

RiverNorth Funds	Notes to Financial Statements

March 31, 2022 (Unaudited)

16. SUBSEQUENT EVENTS

The trust has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

146	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Additional Information

March 31, 2022 (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (888) 848-7569 and (2) from Form N-PX filed by the Funds with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Part F of N-PORT. The Funds’ first and third fiscal quarters end on December 31 and June 30. The Form N-PORT must be made within 60 days of the end of the quarter. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. You may also obtain copies by calling the Funds at 1-888-848-7569 or on the Funds' website, www.rivernorth.com.

Semi-Annual Report | March 31, 2022	147

Board Considerations Regarding Approval of
RiverNorth Funds	Investment Advisory and Sub-Advisory Agreements

March 31, 2022 (Unaudited)

Consideration and Renewal of Investment Advisory Agreements with RiverNorth Capital Management, LLC

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”), held on November 9-10, 2021 and called expressly for that purpose, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”)), considered the renewal of the Management Agreement between RiverNorth Capital Management, LLC (“RiverNorth” or the “Adviser”) and the Trust. The Board relied on an order issued by the Securities and Exchange Commission (“SEC”) in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15(c) of the 1940 Act.

The Board received materials compiled by the Adviser and the Funds’ administrator, including, among other items, a copy of the Management Agreement, the Adviser’s response to a questionnaire regarding the Adviser’s profitability, management and operations, the Adviser’s Form ADV and a third-party comparison report regarding the Funds’ performance and fees compared to benchmark indices and peer funds. The Trustees reviewed a memorandum from their independent legal counsel regarding the Trustees’ duties in considering the approval of advisory agreements. The Board considered the following factors, among others, in reaching its determination to renew the Management Agreement: (i) the investment performance of the Funds and the investment performance of the Adviser, (ii) the nature, extent and quality of the services provided by the Adviser to the Funds, (iii) the experience and qualifications of the personnel providing such services (iv) the costs of the services provided and the profits to be realized by the Adviser and any of its affiliates from the relationship with each Fund, (v) the extent to which economies of scale will be realized by each Fund as it grows, and (vi) whether each Fund’s fee levels reflected the economies of scale to the benefit of the Fund’s shareholders.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each such factor. The Trustees’ conclusions were based on an evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weights to the various factors in reaching conclusions with respect to the Management Agreement. Although not meant to be all-inclusive, the following discussion summarizes the factors considered and conclusions reached by the Trustees at the Meeting, including during an executive session with their independent legal counsel, in determining to renew the Management Agreement.

Performance, Fees and Expenses

Core Opportunity Fund

Regarding the RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”), the Board reviewed the performance of the Fund’s Retail Class shares for the three months, one-year, three-years, five-years, ten-years and since inception periods ended September 30, 2021. These returns were compared to the returns of mutual funds in FUSE Research Network, LLC’s (“FUSE”) Allocation-30% to 70% Equity fund universe and to a peer group of similar funds selected by FUSE. The Board observed that the Fund had outperformed the peer group median and peer universe median for the three-month, one-year, three-year, five-year, ten-year and since-inception periods. It was noted that for the since inception period, the performance of the Fund’s Retail Class shares was ranked first out of the four funds included in its peer group. The Board agreed that performance was more appropriately reviewed over a long-term timeline given the Fund’s strategy. The Board also reviewed the Fund’s performance relative to other funds managed by the Adviser and versus summary statistics for a Multi-alternative universe of funds prepared by FUSE. It was noted that the Fund had outperformed the Multi-alternative universe median for the one-, three- and five-year periods ended September 30, 2021.

148	(888) 848-7569 | www.rivernorth.com

Board Considerations Regarding Approval of
RiverNorth Funds	Investment Advisory and Sub-Advisory Agreements

March 31, 2022 (Unaudited)

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the relative peer group determined by FUSE and the Allocation-30% to 70% Equity fund universe. The Board noted that the Core Opportunity Fund’s Class Retail shares’ annual net expense ratio was higher than the peer group median and the peer group average. The Board also noted that the annual net expense ratio placed the Core Opportunity Fund in the lowest quartile for the universe. Differences in strategies as compared to both the funds in the peer group and universe were recalled, as well as the fact that certain peer funds did not have a similar share class as the Fund’s Retail Class shares.

The Board also noted that the annual management fee for the Fund was above the median paid by the peer funds, but within the range of the peers. The Board noted the differences in strategies between the Fund and the peer funds, highlighting the active management of the Fund’s portfolio. The Trustees also reviewed the Fund’s fees relative to other funds managed by the Adviser and versus summary statistics for a Multi-alternative universe of funds prepared by FUSE. It was noted that the Fund’s management fee and total net expenses were below the Multi-alternative universe medians. The Board, including the Independent Trustees, determined that although fees were above the median relative to the Fund’s peers, the fees were reasonable given the unique investment characteristics of the Fund and the nature of the services provided by the Adviser.

Strategic Income Fund

Regarding the RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”), the Board reviewed the performance of the Fund’s Class I Shares for the three months, one-year, three-year, five-year, ten-year and since inception periods ended September 30, 2021. The Board noted that the Strategic Income Fund outperformed the median of FUSE’s Multisector Bond fund universe for the one-year, three-year, five-year, ten-year and since inception periods and performed at the median for three-month period. In comparison to the peer funds, the Fund outperformed the median for one-year, three-year, ten-year and since-inception periods, performed at the median for the three-month period and slightly underperformed the median for the five-year period. The Board also reviewed the Fund’s performance relative to other funds managed by the Adviser and versus summary statistics for a Multi-alternative universe of funds prepared by FUSE. It was noted that the Fund had outperformed the Multi-alternative universe median for the three- and five-year periods and underperformed for the one-year period ended September 30, 2021.

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the relative peer group determined by FUSE and the Multisector Bond fund universe. The Board noted that the Strategic Income Fund’s Class I shares annual net expense ratio was higher than the median of the peer group and universe, but within the range of the peer group. The Board also noted that the annual management fee for the Fund was higher than the median of the peer group and Multisector Bond fund universe. The Trustees noted the fact that the active strategy of the Fund required the Adviser to pay part of the Fund’s management fee to DoubleLine (as defined below) as well as actively manage a portion of the Fund’s portfolio. The Board also reviewed the Fund’s fees relative to other funds managed by the Adviser and versus summary statistics for a Multi-alternative universe of funds prepared by FUSE. It was noted that the Fund’s management fee and total net expenses were below the Multi-alternative universe medians. The Board, including the Independent Trustees, determined that the fees were reasonable given the nature of the Fund’s investment strategy, the capabilities of the Adviser and the Sub-Adviser, and the nature of the services provided to the Fund.

Semi-Annual Report | March 31, 2022	149

Board Considerations Regarding Approval of
RiverNorth Funds	Investment Advisory and Sub-Advisory Agreements

March 31, 2022 (Unaudited)

High Income Fund

Regarding the RiverNorth/Oaktree High Income Fund (the “High Income Fund”), the Board reviewed the performance of the Fund’s Class I shares for the three months, one-year, three-year, five-year and since inception periods ended September 30, 2021. The Board noted that the High Income Fund performed above the median in FUSE’s High Yield Bond fund universe for the three-month period and underperformed the median of the peer universe in all other periods. In comparison to the peer funds, the Board noted that the High Income Fund performed at the median for the three-month period and below the median for all other periods. The Board also reviewed the Fund’s performance relative to other funds managed by the Adviser and versus summary statistics for a Multi-alternative universe of funds prepared by FUSE. It was noted that the Fund had outperformed the Multi-alternative universe median for the three- and five-year periods and underperformed for the one-year period ended September 30, 2021. The Trustees acknowledged the fact that the Fund’s split strategy between closed-end fund (“CEF”), and high-yield and senior loans differed from the funds in each group.

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the relative peer group determined by FUSE and FUSE’s High Yield Bond fund universe. The Board noted that the High Income Fund’s Class I shares annual gross management fee and annual net expense ratio was higher than the median of the peer group and universe. The Board recalled that most of the funds in FUSE’s High Yield Bond fund universe and peer group follow a simpler high yield strategy than that of the High Yield Fund and would lead to relatively lower fees. The Trustees also reviewed the Fund’s fees relative to other funds managed by the Adviser and versus summary statistics for a Multi-alternative universe of funds prepared by FUSE. It was noted that the Fund’s management fee was below the Multi-alternative universe median, and the Fund’s total net expenses were at the Multi-Alternative universe median. After discussion, the Board, including the Independent Trustees, determined that the fees were adequate in comparison to the Fund’s peers, and the fees were reasonable given the nature of the Fund’s investment strategy, and the nature of the services to be provided to the Fund by the Adviser and Oaktree.

Nature, Extent and Quality of Services

As to the nature, extent and quality of the services to be provided by the Adviser to the Funds, the Board considered that under the terms of the Management Agreement, the Adviser would be subject to the supervision of the Board, provide or arrange to be provided to the Funds such investment advice as the Adviser, in its discretion, deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with each Fund’s investment objective and policies. The Board reviewed the Adviser’s Form ADV, which was previously provided to the Board and that provided details regarding the experience of each of the Adviser’s personnel. The Adviser also provided additional information regarding its experience managing other investment accounts and extensive experience with CEFs, noting the fact that RiverNorth was an industry leader in the area. Based on the foregoing information, the Board, including the Independent Trustees, concluded that the Adviser had provided quality services and could be expected to do so in the future for the Funds.

150	(888) 848-7569 | www.rivernorth.com

Board Considerations Regarding Approval of
RiverNorth Funds	Investment Advisory and Sub-Advisory Agreements

March 31, 2022 (Unaudited)

Profitability and Other Benefits

As to the cost of the services to be provided and to the profits to be realized by the Adviser, the Board reviewed the Adviser’s estimates of its profitability and its financial condition. The Board reviewed the Adviser’s financial statements and noted the Adviser’s financial condition was stable and that increased debt from recent business endeavors had been offset by increases in revenues for the Adviser. The Board acknowledged that the Adviser’s management fees were comparable to those charged to other mutual funds to which the Adviser provides advisory or sub-advisory services. The Board, including the Independent Trustees, determined that the Management Agreement, with respect to the Core Opportunity Fund, Strategic Income Fund and High Income Fund was not overly profitable to the Adviser and the financial condition of the Adviser was adequate.

The Board noted that the Adviser has no affiliations with the Funds’ transfer agent, fund accountant, administrator, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Trust. The Board also noted each Fund’s liquidity status and its ability to meet redemptions.

Conclusion

Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of each of the Funds to continue the Management Agreement with the Adviser for an additional one-year period.

Consideration of the Sub-Advisory Agreement with DoubleLine Capital, LP with respect to the Strategic Income Fund

At the Meeting, the Board, including the Independent Trustees, also considered the renewal of the sub-advisory agreement (the “DoubleLine Sub-Advisory Agreement”) between the Adviser and DoubleLine Capital, LP (“DoubleLine”) related to the Strategic Income Fund. The Board relied on an order issued by the SSEC in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15(c) of the 1940 Act.

The Board received materials compiled by DoubleLine and the Adviser, provided in support of the proposed renewal of the DoubleLine Sub-Advisory Agreement (“Renewal Materials”). The Board considered the renewal of the DoubleLine Sub-Advisory Agreement, noting that the Renewal Materials contained information compiled by DoubleLine and the Adviser, including a copy of the DoubleLine Sub-Advisory Agreement, DoubleLine’s response to a questionnaire regarding its profitability, management and operations, a copy of DoubleLine’s Form ADV and information regarding the performance of the Fund’s benchmark indices and peer funds. The Board considered the following factors, among others, in reaching its determination to renew the DoubleLine Sub-Advisory Agreement: (i) the investment performance of the Strategic Income Fund and the investment performance of DoubleLine, (ii) the nature, extent and quality of the services provided by DoubleLine to the Strategic Income Fund, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by DoubleLine and any of its affiliates from the relationship with the Strategic Income Fund, (v) the extent to which economies of scale will be realized by the Strategic Income Fund as it grows, and (vi) whether the fee levels of the Strategic Income Fund reflected the economies of scale to the benefit of the Fund’s shareholders.

Semi-Annual Report | March 31, 2022	151

Board Considerations Regarding Approval of
RiverNorth Funds	Investment Advisory and Sub-Advisory Agreements

March 31, 2022 (Unaudited)

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the DoubleLine Sub-Advisory Agreement and the weight to be given to each such factor. The Trustees’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the DoubleLine Sub-Advisory Agreement. Although not meant to be all-inclusive, the following discussion summarizes the material factors considered and conclusions reached by the Trustees in the executive session and at the Meeting in determining to renew the DoubleLine Sub-Advisory Agreement.

The Board reviewed the performance of the Strategic Income Fund for the three months, one-year, three-year, five-year, ten-year and since inception periods. The Trustees recalled their deliberations regarding the Strategic Income Fund’s performance while considering the renewal of the Management Agreement, acknowledging their satisfaction with the Fund’s performance. The Board also reviewed the performance of the portion of the Strategic Income Fund managed by DoubleLine relative to relevant securities indices, and to other accounts managed by DoubleLine. The Board, including the Independent Trustees, concluded that the performance was in line with expectations for the DoubleLine strategy.

As to the comparative fees and expenses, the Board considered the management fee paid by the Strategic Income Fund to the Adviser, and noted that the Adviser pays DoubleLine from its fee, which the Board had previously determined was reasonable. The Board also compared the sub-advisory fee paid by the Adviser to DoubleLine against the fees that DoubleLine charges other clients to manage similar strategies.

As to the nature, extent and quality of the services to be provided by DoubleLine, the Board considered that under the terms of the DoubleLine Sub-Advisory Agreement, DoubleLine would, subject to the supervision of the Board, provide to the Strategic Income Fund such investment advice as DoubleLine, in its discretion, deemed advisable and would furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Form ADV of DoubleLine, which provided details regarding the experience of DoubleLine’s investment personnel. DoubleLine also provided additional information regarding its operations and experience managing other investment accounts. The Board noted that RiverNorth was satisfied with DoubleLine’s work with the Strategic Income Fund. Based on the foregoing information, the Board, including the Independent Trustees, concluded that DoubleLine had provided quality services and could be expected to continue to do so for the Strategic Income Fund.

152	(888) 848-7569 | www.rivernorth.com

Board Considerations Regarding Approval of
RiverNorth Funds	Investment Advisory and Sub-Advisory Agreements

March 31, 2022 (Unaudited)

As to the cost of the services to be provided and to the profits to be realized by DoubleLine, the Board reviewed DoubleLine’s financial condition. The Board, including the Independent Trustees determined that the DoubleLine Sub-Advisory Agreement and the compensation to DoubleLine was reasonable and the financial condition of DoubleLine was adequate. The Board noted that DoubleLine has no affiliations with the Fund’s transfer agent, administrator, fund accountant, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Trust.

Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the Strategic Income Fund to continue the DoubleLine Sub-Advisory Agreement between the Adviser and DoubleLine for an additional one-year period.

Consideration of the Sub-Advisory Agreement with Oaktree Capital Management, L.P. with respect to the High Income Fund

At the Meeting, the Board, including the Independent Trustees, also considered the renewal of the sub-advisory agreement (the “Oaktree Sub-Advisory Agreement”) between the Adviser and Oaktree Fund Advisors, LLC (“Oaktree”) related to the High Income Fund. The Board relied on an order issued by the SEC in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15(c) of the 1940 Act.

The Board received materials compiled by the Oaktree and the Adviser, provided in support of the proposed renewal of the Oaktree Sub-Advisory Agreement (“Renewal Materials”). The Board considered the renewal of the Oaktree Sub-Advisory Agreement, noting that the Renewal Materials contained information compiled by Oaktree and the Adviser, including a copy of the Oaktree Sub-Advisory Agreement, Oaktree’s response to a questionnaire regarding its profitability, management and operations, a copy of Oaktree’s Form ADV and information regarding the performance of the Fund’s benchmark indices and peer funds. The Board considered the following factors, among others, in reaching its determination to renew the Oaktree Sub-Advisory Agreement: (i) the investment performance of the High Income Fund and the investment performance of Oaktree, (ii) the nature, extent and quality of the services provided by Oaktree to the High Income Fund, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by Oaktree and any of its affiliates from the relationship with the High Income Fund, (v) the extent to which economies of scale will be realized by the High Income Fund as it grows, and (vi) whether the fee levels of the High Income Fund reflected the economies of scale to the benefit of the Fund’s shareholders.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Oaktree Sub-Advisory Agreement and the weight to be given to each such factor. The Trustees’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Oaktree Sub-Advisory Agreement. Although not meant to be all-inclusive, the following discussion summarizes the material factors considered and conclusions reached by the Trustees in the executive session and at the Meeting in determining to renew the Oaktree Sub-Advisory Agreement.

Semi-Annual Report | March 31, 2022	153

Board Considerations Regarding Approval of
RiverNorth Funds	Investment Advisory and Sub-Advisory Agreements

March 31, 2022 (Unaudited)

The Board reviewed the performance of the High Income Fund for the three months, one-year, three-year, five-year and since inception periods. The Trustees recalled their deliberations regarding the High Income Fund’s performance while considering the renewal of the Management Agreement, acknowledging their satisfaction with the Fund’s performance. The Board also reviewed the performance of the portion of the High Income Fund managed by Oaktree relative to relevant securities indices, and to other accounts managed by Oaktree. The Board, including the Independent Trustees, concluded that the performance was in line with expectations for the Oaktree strategy.

As to the comparative fees and expenses, the Board considered the management fee paid by the High Income Fund to the Adviser, and noted that the Adviser pays Oaktree from its fee, which the Board had previously determined was reasonable. The Board also compared the sub-advisory fee paid by the Adviser to Oaktree against the fees that Oaktree charges other clients to manage similar strategies.

As to the nature, extent and quality of the services to be provided by Oaktree, the Board considered that under the terms of the Oaktree Sub-Advisory Agreement, Oaktree would, subject to the supervision of the Board, provide to the High Income Fund such investment advice as Oaktree, in its discretion, deemed advisable and would furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Form ADV of Oaktree, which provided details regarding the experience of Oaktree’s investment personnel. Oaktree also provided additional information regarding its operations and experience managing other investment accounts. The Board noted that RiverNorth was satisfied with Oaktree’s work with the High Income Fund. Based on the foregoing information, the Board, including the Independent Trustees, concluded that Oaktree had provided quality services and could be expected to continue to do so for the High Income Fund.

As to the cost of the services to be provided and to the profits to be realized by Oaktree, the Board reviewed Oaktree’s financial condition. The Board, including the Independent Trustees determined that the Oaktree Sub-Advisory Agreement and the compensation to Oaktree was reasonable and the financial condition of Oaktree was adequate. The Board noted that Oaktree has no affiliations with the Fund’s transfer agent, administrator, fund accountant, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Trust.

Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the High Income Fund to continue the Oaktree Sub-Advisory Agreement between the Adviser and Oaktree for an additional one-year period.

154	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds

RiverNorth Core Opportunity Fund

RiverNorth/DoubleLine Strategic Income Fund

RiverNorth/Oaktree High Income Fund

Board of Trustees

Patrick W. Galley, CFA, Chairman

John S. Oakes

David M. Swanson

John K. Carter

J. Wayne Hutchens

Investment Adviser

RiverNorth Capital Management, LLC

Sub Advisers

DoubleLine Capital LP

Oaktree Fund Advisors, LLC

Transfer Agent, Administrator and

Dividend Disbursing Agent

ALPS Fund Services, Inc.

Distributor

ALPS Distributors, Inc.

Custodian

State Street Bank & Trust, Co.

Independent Registered

Public Accounting Firm

Cohen & Company, Ltd.

This report is provided for the general information of the shareholders of the RiverNorth Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 1.	Reports to Stockholders

(b) Not Applicable

Item 2.	Code of Ethics.

Not Applicable

Item 3.	Audit Committee Financial Expert.

Not Applicable

Item 4.	Principal Accountant Fees and Services.

Not Applicable

Item 5.	Audit Committee of Listed Companies.

Not Applicable

Item 6.	Schedule of Investments.

The schedules of investments is included as part of the Reports to Shareholders filed under Item 1 of this report.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

None

Item 11.	Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13.	Exhibits.

(a)(1)	Not Applicable.

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(b)	Certifications pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: RiverNorth Funds

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President & Principal Executive Officer

Date:	June 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President & Principal Executive Officer

Date:	June 6, 2022

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer & Principal Financial Officer

Date:	June 6, 2022